UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 99.6%		$5,104,531,816
(Cost $4,018,441,301)
Consumer discretionary 23.4%		1,198,375,826
Hotels, restaurants and leisure 1.4%
Sodexo SA	526,446	58,317,551
Starbucks Corp.	248,269	13,006,813
Household durables 6.0%
Lennar Corp., A Shares	3,976,064	207,828,865
Lennar Corp., B Shares	35,397	1,529,150
Tempur Sealy International, Inc. (A)	2,044,306	99,905,234
Internet and direct marketing retail 7.6%
Amazon.com, Inc. (A)	219,924	390,901,715
Leisure products 3.1%
Polaris Industries, Inc.	1,490,979	157,179,006
Media 3.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,938,407	103,578,847
Twenty-First Century Fox, Inc., Class B	1,622,399	72,066,964
Specialty retail 1.8%
AutoZone, Inc. (A)	78,470	55,362,939
CarMax, Inc. (A)	489,424	36,550,184
Textiles, apparel and luxury goods 0.1%
NIKE, Inc., Class B	27,936	2,148,558
Consumer staples 3.4%		175,829,311
Beverages 2.4%
Anheuser-Busch InBev SA, ADR	828,504	84,275,427
Diageo PLC, ADR	260,962	38,431,874
Food and staples retailing 1.0%
Walmart, Inc.	595,338	53,122,010
Energy 4.8%		245,194,984
Energy equipment and services 3.0%
Baker Hughes, a GE Company	1,503,281	51,983,457
Schlumberger, Ltd.	1,516,344	102,383,547
Oil, gas and consumable fuels 1.8%
Cheniere Energy, Inc. (A)	1,406,128	89,289,128
Chevron Corp.	12,187	1,538,852
Financials 25.6%		1,309,534,120
Banks 15.0%
Bank of America Corp.	7,848,708	242,368,103
Citigroup, Inc.	3,694,637	265,607,454
First Republic Bank	867,093	85,720,814
JPMorgan Chase & Co.	693,502	79,718,055
Wells Fargo & Company	1,675,599	95,995,067
Capital markets 7.9%
Affiliated Managers Group, Inc.	340,149	54,427,241
Morgan Stanley	2,695,851	136,302,227
The Goldman Sachs Group, Inc.	899,754	213,628,592
Consumer finance 1.4%
American Express Company	595,534	59,267,544
Synchrony Financial	369,673	10,698,337
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 1.3%
Prudential Financial, Inc.	652,073	$65,800,686
Health care 6.7%		341,682,200
Biotechnology 2.7%
Amgen, Inc.	13,404	2,634,556
Biogen, Inc. (A)	170,980	57,170,583
Gilead Sciences, Inc.	998,316	77,698,934
Shire PLC, ADR	5,100	870,111
Health care equipment and supplies 0.6%
Danaher Corp.	254,622	26,119,125
Medtronic PLC	24,869	2,243,930
Pharmaceuticals 3.4%
Allergan PLC	950,323	174,944,961
Industrials 10.5%		539,206,998
Aerospace and defense 2.0%
United Technologies Corp.	745,020	101,129,015
Industrial conglomerates 6.3%
General Electric Company	23,645,405	322,286,869
Machinery 0.4%
Caterpillar, Inc.	164,331	23,630,798
Road and rail 1.8%
Union Pacific Corp.	614,853	92,160,316
Information technology 23.6%		1,210,158,804
Internet software and services 11.9%
Alphabet, Inc., Class A (A)	199,240	244,511,313
CarGurus, Inc. (A)	1,836,088	79,594,415
eBay, Inc. (A)	3,790,250	126,783,863
Facebook, Inc., Class A (A)	920,873	158,924,262
IT services 1.0%
Visa, Inc., Class A	374,055	51,148,281
Software 4.1%
Adobe Systems, Inc. (A)	10,326	2,526,566
Autodesk, Inc. (A)	18,998	2,440,103
Microsoft Corp.	725,839	76,997,001
salesforce.com, Inc. (A)	18,129	2,486,392
Workday, Inc., Class A (A)	1,036,519	128,549,086
Technology hardware, storage and peripherals 6.6%
Apple, Inc.	1,766,764	336,197,522
Real estate 1.6%		84,549,573
Equity real estate investment trusts 1.6%
American Tower Corp.	570,356	84,549,573

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.0%				$1,962,000
(Cost $1,962,000)
U.S. Government Agency 0.0%				753,000
Federal Agricultural Mortgage Corp. Discount Note	1.771	08-01-18	147,000	147,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	606,000	606,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.0%		1,209,000

Barclays Tri-Party Repurchase Agreement dated 7-31-18 at 1.900% to be repurchased at $1,209,064 on 8-1-18, collateralized by $1,147,100 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2-15-46 (valued at $1,233,287 including interest)	1,209,000	1,209,000

Total investments (Cost $4,020,403,301) 99.6%	$5,106,493,816
Other assets and liabilities, net 0.4%	18,283,648
Total net assets 100.0%	$5,124,777,464

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	1,198,375,826	$1,140,058,275	$58,317,551	—
Consumer staples	175,829,311	175,829,311	—	—
Energy	245,194,984	245,194,984	—	—
Financials	1,309,534,120	1,309,534,120	—	—
Health care	341,682,200	341,682,200	—	—
Industrials	539,206,998	539,206,998	—	—
Information technology	1,210,158,804	1,210,158,804	—	—
Real estate	84,549,573	84,549,573	—	—
Short-term investments	1,962,000	—	1,962,000	—
Total investments in securities	$5,106,493,816	$5,046,214,265	$60,279,551	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	50Q3	07/18
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		9/18

John Hancock

Balanced Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 64.8%		$1,256,206,218
(Cost $879,807,662)
Consumer discretionary 9.6%		185,610,073
Hotels, restaurants and leisure 1.3%
Starbucks Corp.	487,888	25,560,452
Household durables 0.7%
Lennar Corp., A Shares	254,039	13,278,619
Internet and direct marketing retail 2.9%
Amazon.com, Inc. (A)	31,086	55,253,500
Leisure products 0.7%
Hasbro, Inc.	137,498	13,696,176
Media 1.7%
Comcast Corp., Class A	918,170	32,852,123
Specialty retail 1.7%
Lowe's Companies, Inc.	326,240	32,408,682
Textiles, apparel and luxury goods 0.6%
Carter's, Inc.	119,818	12,560,521
Consumer staples 4.8%		93,387,677
Beverages 0.8%
Anheuser-Busch InBev SA	147,832	15,043,942
Food and staples retailing 1.6%
Walmart, Inc.	355,305	31,703,865
Food products 0.5%
Mondelez International, Inc., Class A	215,225	9,336,461
Household products 0.9%
The Procter & Gamble Company	218,748	17,692,338
Tobacco 1.0%
Philip Morris International, Inc.	227,243	19,611,071
Energy 5.1%		98,339,975
Energy equipment and services 1.0%
Halliburton Company	231,942	9,838,980
Schlumberger, Ltd.	137,668	9,295,343
Oil, gas and consumable fuels 4.1%
ARC Resources, Ltd.	456,985	5,427,542
ConocoPhillips	313,485	22,624,212
Devon Energy Corp.	380,788	17,139,268
Range Resources Corp.	256,469	3,957,317
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	423,611	14,515,828
Suncor Energy, Inc.	368,806	15,541,485
Financials 11.4%		221,006,017
Banks 4.9%
Citizens Financial Group, Inc.	501,209	19,938,094
JPMorgan Chase & Co.	436,795	50,209,585
KeyCorp	608,214	12,693,426
SVB Financial Group (A)	39,760	12,241,309
Capital markets 2.6%
BlackRock, Inc.	23,278	11,703,247
Invesco, Ltd.	385,810	10,413,012
The Charles Schwab Corp.	219,972	11,231,770
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	75,778	$17,991,971
Consumer finance 1.4%
Discover Financial Services	371,818	26,551,523
Diversified financial services 1.9%
Berkshire Hathaway, Inc., Class B (A)	181,393	35,892,233
Insurance 0.6%
Lincoln National Corp.	178,265	12,139,847
Health care 7.7%		148,768,153
Biotechnology 1.0%
Amgen, Inc.	32,484	6,384,730
Incyte Corp. (A)	130,610	8,690,789
Sage Therapeutics, Inc. (A)	22,236	3,209,100
Health care equipment and supplies 2.5%
Danaher Corp.	187,508	19,234,571
Medtronic PLC	225,999	20,391,890
Stryker Corp.	57,090	9,319,943
Health care providers and services 1.4%
UnitedHealth Group, Inc.	106,911	27,072,003
Pharmaceuticals 2.8%
Eli Lilly & Company	235,062	23,226,476
Johnson & Johnson	140,763	18,653,913
Pfizer, Inc.	315,170	12,584,738
Industrials 6.4%		123,830,836
Aerospace and defense 1.2%
The Boeing Company	67,941	24,207,378
Airlines 0.5%
Southwest Airlines Company	167,395	9,735,693
Building products 1.0%
Johnson Controls International PLC	503,186	18,874,507
Construction and engineering 0.6%
Fluor Corp.	214,218	10,978,673
Industrial conglomerates 2.4%
General Electric Company	2,134,085	29,087,579
Honeywell International, Inc.	107,080	17,095,322
Machinery 0.7%
Stanley Black & Decker, Inc.	92,672	13,851,684
Information technology 15.1%		292,501,992
Communications equipment 1.8%
Cisco Systems, Inc.	812,823	34,374,285
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	172,579	16,148,217
Internet software and services 5.2%
Alphabet, Inc., Class A (A)	53,208	65,297,922
Alphabet, Inc., Class C (A)	3,879	4,721,752
Facebook, Inc., Class A (A)	176,849	30,520,600
IT services 0.7%
PayPal Holdings, Inc. (A)	156,659	12,867,970
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	115,842	$25,690,280
Software 2.6%
Microsoft Corp.	470,723	49,934,296
Technology hardware, storage and peripherals 2.7%
Apple, Inc.	278,242	52,946,670
Materials 1.0%		19,285,651
Chemicals 0.3%
Nutrien, Ltd.	104,004	5,648,524
Metals and mining 0.7%
Franco-Nevada Corp.	82,711	6,067,021
Teck Resources, Ltd., Class B	290,232	7,570,106
Real estate 1.2%		23,727,003
Equity real estate investment trusts 1.2%
American Tower Corp.	93,825	13,908,618
Digital Realty Trust, Inc.	80,863	9,818,385
Telecommunication services 2.5%		49,748,841
Diversified telecommunication services 2.5%
CenturyLink, Inc.	779,610	14,633,280

Verizon Communications, Inc.	680,007	35,115,561
Preferred securities 0.1%		$2,290,993
(Cost $2,300,656)
Financials 0.0%		1,112,315
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.128% (B)	26,792	711,863
Regions Financial Corp., 6.375%	8,275	210,102
Wells Fargo & Company, Series L, 7.500%	150	190,350
Utilities 0.1%		1,178,678
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	13,525	651,770
DTE Energy Company, 6.500%	9,985	526,908

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 11.1%				$215,159,853
(Cost $220,614,382)
U.S. Government 4.1%				78,622,951
U.S. Treasury
Bond	2.750	11-15-42	15,880,000	14,997,916
Bond	3.000	02-15-47	15,273,000	15,043,905
Bond	3.000	02-15-48	21,931,000	21,593,468
Note	2.875	05-15-28	25,285,000	25,104,252
Treasury Inflation Protected Security	0.375	07-15-25	1,935,905	1,883,410
U.S. Government Agency 7.0%				136,536,902
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	876,061	853,896
30 Yr Pass Thru	3.000	12-01-45	4,810,150	4,652,372
30 Yr Pass Thru	3.000	10-01-46	19,129,674	18,485,509
30 Yr Pass Thru	3.000	12-01-46	7,836,344	7,572,173
30 Yr Pass Thru	3.500	10-01-46	5,589,248	5,551,413
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	3,362,390	$3,346,460
30 Yr Pass Thru	3.500	11-01-47	453,804	451,299
30 Yr Pass Thru	4.500	03-01-41	1,858,790	1,946,928
30 Yr Pass Thru	5.500	11-01-39	1,261,257	1,368,949
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	527,743	526,181
15 Yr Pass Thru	3.500	02-01-26	82,583	83,547
15 Yr Pass Thru	3.500	03-01-26	311,173	314,806
30 Yr Pass Thru	3.000	02-01-43	580,770	564,397
30 Yr Pass Thru	3.000	03-01-43	212,769	207,535
30 Yr Pass Thru	3.000	05-01-43	329,562	321,455
30 Yr Pass Thru	3.000	02-01-47	3,481,576	3,368,193
30 Yr Pass Thru	3.000	10-01-47	7,662,604	7,408,270
30 Yr Pass Thru	3.500	06-01-42	4,614,031	4,607,130
30 Yr Pass Thru	3.500	06-01-43	8,568,536	8,558,398
30 Yr Pass Thru	3.500	12-01-44	10,743,085	10,691,764
30 Yr Pass Thru	3.500	04-01-45	2,529,337	2,250,309
30 Yr Pass Thru	3.500	07-01-47	13,106,802	13,048,287
30 Yr Pass Thru (C)	4.000	TBA	3,410,000	3,464,016
30 Yr Pass Thru	4.000	01-01-41	2,138,504	2,189,839
30 Yr Pass Thru	4.000	09-01-41	1,396,262	1,429,997
30 Yr Pass Thru	4.000	10-01-41	8,230,834	8,428,413
30 Yr Pass Thru	4.000	01-01-47	10,783,430	11,050,707
30 Yr Pass Thru	4.000	04-01-48	1,700,281	1,736,048
30 Yr Pass Thru	4.500	11-01-39	2,810,484	2,944,957
30 Yr Pass Thru	4.500	09-01-40	1,481,645	1,550,685
30 Yr Pass Thru	4.500	05-01-41	891,565	933,109
30 Yr Pass Thru	4.500	07-01-41	2,648,223	2,772,450
30 Yr Pass Thru	4.500	01-01-43	1,116,450	1,167,775
30 Yr Pass Thru	5.000	04-01-41	1,722,391	1,838,436
30 Yr Pass Thru	5.500	11-01-39	580,495	630,718
30 Yr Pass Thru	6.500	01-01-39	191,086	214,545
30 Yr Pass Thru	7.000	06-01-32	842	954
30 Yr Pass Thru	7.500	04-01-31	2,498	2,849

30 Yr Pass Thru	8.000	01-01-31	1,861	2,133
Foreign government obligations 0.2%				$3,737,851
(Cost $3,963,442)
Argentina 0.1%				2,539,009
City of Buenos Aires Bond (D)	7.500	06-01-27	400,000	365,520
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	750,000	663,758
Republic of Argentina
Bond	5.875	01-11-28	1,025,000	858,960
Bond	6.875	01-26-27	340,000	308,893
Bond	8.280	12-31-33	357,520	341,878
Qatar 0.1%				607,494
Government of Qatar Bond (D)	5.103	04-23-48	595,000	607,494
Saudi Arabia 0.0%				591,348
Kingdom of Saudi Arabia Bond (D)	5.000	04-17-49	600,000	591,348
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 16.1%				$312,653,336
(Cost $316,144,238)
Consumer discretionary 2.2%				43,273,033
Auto components 0.1%
Lear Corp.	5.250	01-15-25	560,000	578,790
Nemak SAB de CV (D)	4.750	01-23-25	475,000	459,563
Automobiles 0.4%
Daimler Finance North America LLC (D)	2.200	05-05-20	655,000	642,420
Daimler Finance North America LLC (D)	3.100	05-04-20	1,088,000	1,081,514
Ford Motor Company	4.750	01-15-43	500,000	431,267
Ford Motor Credit Company LLC	3.336	03-18-21	610,000	603,790
Ford Motor Credit Company LLC	5.875	08-02-21	1,730,000	1,824,224
General Motors Company	4.875	10-02-23	1,130,000	1,159,064
General Motors Financial Company, Inc.	3.550	04-09-21	720,000	717,998
General Motors Financial Company, Inc.	4.000	01-15-25	1,175,000	1,141,430
General Motors Financial Company, Inc.	4.300	07-13-25	800,000	785,590
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	175,000	181,125
Diversified consumer services 0.0%
Graham Holdings Company (D)	5.750	06-01-26	195,000	196,463
Laureate Education, Inc. (D)	8.250	05-01-25	330,000	354,750
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (D)	6.000	03-15-22	445,000	452,788
Eldorado Resorts, Inc.	7.000	08-01-23	265,000	278,510
GLP Capital LP	5.375	04-15-26	560,000	569,016
Hilton Domestic Operating Company, Inc. (D)	5.125	05-01-26	335,000	335,000
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	340,000	345,100
International Game Technology PLC (D)	6.500	02-15-25	570,000	602,097
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	295,000	308,275
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	1,510,000	1,453,592
Amazon.com, Inc.	4.050	08-22-47	1,480,000	1,465,238
Booking Holdings, Inc.	2.750	03-15-23	655,000	628,840
Expedia Group, Inc.	3.800	02-15-28	1,305,000	1,214,158
Expedia Group, Inc.	5.000	02-15-26	1,415,000	1,448,928
Netflix, Inc. (D)	4.875	04-15-28	675,000	638,719
Netflix, Inc. (D)	5.875	11-15-28	935,000	937,338
QVC, Inc.	4.375	03-15-23	565,000	557,429
QVC, Inc.	5.125	07-02-22	580,000	591,008
QVC, Inc.	5.450	08-15-34	630,000	564,417
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	550,000	540,375
Media 0.9%
Altice Financing SA (D)	6.625	02-15-23	325,000	328,656
Cablevision Systems Corp.	5.875	09-15-22	525,000	526,313
CBS Corp.	3.375	03-01-22	326,000	321,632
CBS Corp.	3.700	08-15-24	585,000	568,170
Cengage Learning, Inc. (D)	9.500	06-15-24	785,000	684,913
Cequel Communications Holdings I LLC (D)	7.500	04-01-28	520,000	536,900
Charter Communications Operating LLC	4.200	03-15-28	1,323,000	1,267,520
Charter Communications Operating LLC	5.750	04-01-48	1,225,000	1,232,019
Charter Communications Operating LLC	6.484	10-23-45	1,390,000	1,512,603
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	621,000	633,420
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	318,000	325,155
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
McGraw-Hill Global Education Holdings LLC (D)	7.875	05-15-24	455,000	$422,013
MDC Partners, Inc. (D)	6.500	05-01-24	625,000	551,563
Meredith Corp. (D)	6.875	02-01-26	920,000	926,900
Midcontinent Communications (D)	6.875	08-15-23	545,000	573,613
Myriad International Holdings BV (D)	4.850	07-06-27	250,000	249,281
Myriad International Holdings BV (D)	5.500	07-21-25	915,000	958,582
National CineMedia LLC	6.000	04-15-22	240,000	243,600
Sinclair Television Group, Inc. (D)	5.625	08-01-24	375,000	370,313
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,240,000	1,178,000
Sirius XM Radio, Inc. (D)	5.375	07-15-26	700,000	685,125
Tribune Media Company	5.875	07-15-22	360,000	361,800
Viacom, Inc.	4.375	03-15-43	518,000	454,228
Viacom, Inc.	5.850	09-01-43	1,210,000	1,273,425
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	600,000	588,000
Warner Media LLC	3.800	02-15-27	621,000	594,876
WMG Acquisition Corp. (D)	4.875	11-01-24	360,000	351,900
WMG Acquisition Corp. (D)	5.500	04-15-26	420,000	415,800
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	1,550,000	1,525,797
Specialty retail 0.0%
L Brands, Inc.	6.875	11-01-35	340,000	293,250
Textiles, apparel and luxury goods 0.0%
Eagle Intermediate Global Holding BV (D)	7.500	05-01-25	230,000	228,850
Consumer staples 0.5%				9,612,613
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	1,670,000	1,738,824
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	700,000	703,772
Constellation Brands, Inc.	3.200	02-15-23	685,000	669,367
Keurig Dr. Pepper, Inc. (D)	3.551	05-25-21	1,225,000	1,228,556
Molson Coors Brewing Company	3.000	07-15-26	443,000	405,843
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	605,000	582,022
Simmons Foods, Inc. (D)	5.750	11-01-24	410,000	339,275
Food products 0.1%
Kraft Heinz Foods Company (D)	4.875	02-15-25	525,000	535,392
Kraft Heinz Foods Company	5.200	07-15-45	369,000	365,328
Mondelez International Holdings Netherlands BV (D)	1.625	10-28-19	850,000	835,464
Post Holdings, Inc. (D)	5.625	01-15-28	148,000	140,970
Household products 0.0%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	545,000	474,150
Personal products 0.1%
Natura Cosmeticos SA (D)	5.375	02-01-23	840,000	821,100
Revlon Consumer Products Corp.	6.250	08-01-24	910,000	482,300
Tobacco 0.0%
Vector Group, Ltd. (D)	6.125	02-01-25	300,000	290,250
Energy 1.8%				35,734,490
Energy equipment and services 0.1%
Antero Midstream Partners LP	5.375	09-15-24	610,000	612,288
Archrock Partners LP	6.000	04-01-21	669,000	665,655
Archrock Partners LP	6.000	10-01-22	302,000	298,980
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
CSI Compressco LP	7.250	08-15-22	842,000	$766,220
CSI Compressco LP (D)	7.500	04-01-25	327,000	325,365
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	213,400
USA Compression Partners LP (D)	6.875	04-01-26	182,000	187,233
Oil, gas and consumable fuels 1.7%
Andeavor Logistics LP	4.250	12-01-27	380,000	374,273
Andeavor Logistics LP	5.250	01-15-25	300,000	310,104
Andeavor Logistics LP	6.375	05-01-24	560,000	596,182
Antero Resources Corp.	5.125	12-01-22	674,000	675,685
Cenovus Energy, Inc.	4.450	09-15-42	745,000	661,675
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	947,000	949,368
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	365,000	384,163
Cimarex Energy Company	4.375	06-01-24	540,000	546,680
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	487,000	475,260
Columbia Pipeline Group, Inc.	4.500	06-01-25	476,000	477,407
Continental Resources, Inc.	5.000	09-15-22	1,678,000	1,702,746
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22	190,000	188,575
DCP Midstream Operating LP	2.700	04-01-19	600,000	595,500
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,085,000	987,350
DCP Midstream Operating LP (D)	9.750	03-15-19	535,000	556,935
Enbridge Energy Partners LP	4.375	10-15-20	890,000	903,579
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)	6.135	10-01-77	615,000	612,786
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	850,000	796,875
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	750,000	732,795
Energy Transfer Equity LP	5.875	01-15-24	460,000	478,400
Energy Transfer Partners LP	4.200	04-15-27	329,000	319,058
Energy Transfer Partners LP	5.000	10-01-22	150,000	154,518
Energy Transfer Partners LP	5.150	03-15-45	665,000	614,894
Energy Transfer Partners LP	5.875	03-01-22	230,000	243,050
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (B)	6.066	08-01-66	690,000	691,263
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,290,000	1,215,012
Gulfport Energy Corp.	6.000	10-15-24	650,000	627,250
Kinder Morgan Energy Partners LP	7.750	03-15-32	525,000	642,757
MPLX LP	4.000	03-15-28	770,000	745,578
Murphy Oil Corp.	5.750	08-15-25	419,000	420,055
Newfield Exploration Company	5.625	07-01-24	305,000	320,250
Newfield Exploration Company	5.750	01-30-22	380,000	396,150
Nostrum Oil & Gas Finance BV (D)	7.000	02-16-25	335,000	295,011
NuStar Logistics LP	5.625	04-28-27	181,000	176,701
ONEOK Partners LP	5.000	09-15-23	375,000	391,144
Parsley Energy LLC (D)	5.625	10-15-27	575,000	570,688
Petrobras Global Finance BV	7.375	01-17-27	1,270,000	1,319,530
Petroleos Mexicanos	4.875	01-24-22	710,000	717,313
Petroleos Mexicanos	5.375	03-13-22	260,000	266,370
Sabine Pass Liquefaction LLC	4.200	03-15-28	611,000	597,512
Sabine Pass Liquefaction LLC	5.000	03-15-27	570,000	588,419
Sabine Pass Liquefaction LLC	5.750	05-15-24	590,000	634,645
Sabine Pass Liquefaction LLC	5.875	06-30-26	350,000	380,785
Sunoco Logistics Partners Operations LP	3.900	07-15-26	960,000	909,736
Sunoco Logistics Partners Operations LP	4.400	04-01-21	775,000	787,607
Sunoco Logistics Partners Operations LP	5.400	10-01-47	580,000	557,583
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Tapstone Energy LLC (D)	9.750	06-01-22	235,000	$207,388
Targa Resources Partners LP (D)	5.875	04-15-26	540,000	550,800
Teekay Offshore Partners LP (D)	8.500	07-15-23	545,000	553,175
The Williams Companies, Inc.	4.550	06-24-24	1,210,000	1,216,050
The Williams Companies, Inc.	5.750	06-24-44	720,000	766,800
Williams Partners LP	3.750	06-15-27	945,000	911,226
WPX Energy, Inc.	5.250	09-15-24	220,000	218,625
WPX Energy, Inc.	6.000	01-15-22	88,000	91,300
YPF SA (D)	8.500	07-28-25	565,000	560,768
Financials 5.1%				99,164,512
Banks 3.0%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,130,000	1,104,613
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(E)	6.750	06-15-26	330,000	343,613
Banco Santander SA	4.379	04-12-28	800,000	780,694
Bank of America Corp.	3.950	04-21-25	990,000	971,919
Bank of America Corp.	4.200	08-26-24	365,000	366,743
Bank of America Corp.	4.250	10-22-26	333,000	330,145
Bank of America Corp.	4.450	03-03-26	1,160,000	1,164,847
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	1,440,000	1,533,600
Banque Federative du Credit Mutuel SA (D)	2.200	07-20-20	1,100,000	1,074,405
Barclays Bank PLC	2.650	01-11-21	1,760,000	1,725,149
Barclays Bank PLC (D)	10.179	06-12-21	345,000	397,109
Barclays PLC	4.375	01-12-26	670,000	656,088
BPCE SA (D)	4.500	03-15-25	730,000	719,278
BPCE SA (D)	5.700	10-22-23	900,000	941,454
Canadian Imperial Bank of Commerce	2.700	02-02-21	1,940,000	1,908,995
Citigroup, Inc.	2.350	08-02-21	1,135,000	1,098,812
Citigroup, Inc.	4.600	03-09-26	1,357,000	1,361,401
Citigroup, Inc.	5.500	09-13-25	410,000	436,004
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	1,080,000	1,118,459
Citizens Bank NA	2.200	05-26-20	985,000	965,031
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (D)(E)	11.000	06-30-19	534,000	567,108
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	605,000	643,690
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (D)	8.125	09-19-33	620,000	623,058
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	665,000	652,531
Freedom Mortgage Corp. (D)	8.125	11-15-24	630,000	614,250
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	243,438
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (E)	6.375	09-17-24	255,000	255,956
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (E)	6.875	06-01-21	775,000	815,688
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,210,000	1,207,894
ING Bank NV (D)	5.800	09-25-23	895,000	954,373
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	210,000	207,963
JPMorgan Chase & Co.	2.400	06-07-21	1,255,000	1,223,909
JPMorgan Chase & Co.	3.200	06-15-26	985,000	935,535
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	1,750,000	1,749,371
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	1,065,000	1,163,513
Lloyds Banking Group PLC	4.450	05-08-25	1,800,000	1,819,530
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	550,000	567,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	765,000	$761,175
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	2.940	12-01-21	490,000	489,477
PNC Bank NA	2.450	07-28-22	1,410,000	1,358,070
PNC Bank NA	2.500	01-22-21	1,575,000	1,545,402
Popular, Inc.	7.000	07-01-19	560,000	569,520
Regions Financial Corp.	2.750	08-14-22	1,300,000	1,252,082
Santander Holdings USA, Inc.	3.400	01-18-23	640,000	623,638
Santander Holdings USA, Inc.	3.700	03-28-22	1,125,000	1,115,246
Santander UK Group Holdings PLC (D)	4.750	09-15-25	700,000	690,449
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(E)	7.375	09-13-21	700,000	735,875
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (D)(E)	8.000	09-29-25	800,000	859,176
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (E)	8.250	11-29-18	525,000	532,776
SunTrust Bank	2.450	08-01-22	1,125,000	1,080,484
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	1,350,000	1,337,068
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	615,000	610,388
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	1,435,000	1,548,006
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,125,000	1,102,229
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (E)	8.000	08-10-25	450,000	477,954
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	390,000	420,849
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (B)(E)	6.111	09-15-18	667,000	672,469
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	2,075,000	2,170,450
Wells Fargo Bank NA	2.400	01-15-20	1,970,000	1,951,385
Wells Fargo Bank NA (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	1,820,000	1,824,526
Westpac Banking Corp.	2.150	03-06-20	1,670,000	1,644,801
Capital markets 0.8%
Ares Capital Corp.	3.625	01-19-22	435,000	424,325
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(E)	7.500	12-11-23	450,000	480,098
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(E)	7.500	07-17-23	700,000	721,700
FS Investment Corp.	4.000	07-15-19	505,000	507,743
FS Investment Corp.	4.250	01-15-20	640,000	639,991
Jefferies Financial Group, Inc.	5.500	10-18-23	945,000	977,349
Jefferies Group LLC	4.150	01-23-30	815,000	735,753
Jefferies Group LLC	4.850	01-15-27	983,000	959,836
Macquarie Bank, Ltd. (D)	4.875	06-10-25	960,000	956,984
Morgan Stanley	3.875	01-27-26	670,000	660,356
Morgan Stanley	5.500	01-26-20	1,000,000	1,033,108
Stifel Financial Corp.	4.250	07-18-24	545,000	540,115
The Goldman Sachs Group, Inc.	2.300	12-13-19	1,705,000	1,689,877
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,580,000	1,531,807
UBS AG (D)	2.450	12-01-20	1,270,000	1,241,876
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	1,300,000	1,249,502
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	1,365,000	1,394,006
American Express Company	2.500	08-01-22	1,245,000	1,197,202
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	3.450	04-30-21	1,125,000	$1,122,203
Capital One Financial Corp.	3.500	06-15-23	545,000	533,947
Capital One Financial Corp.	3.750	07-28-26	1,195,000	1,123,959
Capital One Financial Corp.	4.200	10-29-25	955,000	936,286
Credit Acceptance Corp.	6.125	02-15-21	590,000	596,638
Credito Real SAB de CV (D)	7.250	07-20-23	450,000	460,701
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(E)	9.125	11-29-22	510,000	504,900
Discover Financial Services	3.950	11-06-24	1,090,000	1,062,753
Discover Financial Services	4.100	02-09-27	293,000	282,878
Enova International, Inc. (D)	8.500	09-01-24	142,000	147,325
Enova International, Inc.	9.750	06-01-21	531,000	553,568
Springleaf Finance Corp.	6.875	03-15-25	260,000	263,900
Diversified financial services 0.1%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	485,000	397,700
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	148,706	152,156
Exela Intermediate LLC (D)	10.000	07-15-23	315,000	324,844
Trident Merger Sub, Inc. (D)	6.625	11-01-25	200,000	188,000
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	984,000	992,325
Insurance 0.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	785,000	802,663
AXA SA	8.600	12-15-30	340,000	431,970
Brighthouse Financial, Inc.	3.700	06-22-27	1,370,000	1,240,217
CNO Financial Group, Inc.	5.250	05-30-25	825,000	808,500
Liberty Mutual Group, Inc. (D)	7.800	03-07-87	1,011,000	1,192,980
MetLife, Inc.	6.400	12-15-66	660,000	701,250
MetLife, Inc. (D)	9.250	04-08-68	320,000	435,200
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	705,000	716,111
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,528,000	1,631,140
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	990,000	974,662
Wand Merger Corp. (D)	8.125	07-15-23	375,000	389,644
Wand Merger Corp. (D)	9.125	07-15-26	300,000	315,000
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	220,000	220,024
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	340,000	317,900
MGIC Investment Corp.	5.750	08-15-23	202,000	208,252
Nationstar Mortgage LLC	7.875	10-01-20	330,000	336,600
Quicken Loans, Inc. (D)	5.250	01-15-28	1,695,000	1,576,859
Quicken Loans, Inc. (D)	5.750	05-01-25	865,000	861,973
Radian Group, Inc.	4.500	10-01-24	300,000	291,000
Radian Group, Inc.	5.250	06-15-20	216,000	220,320
Stearns Holdings LLC (D)	9.375	08-15-20	289,000	289,000
Health care 1.0%				19,375,615
Biotechnology 0.2%
AbbVie, Inc.	3.600	05-14-25	885,000	862,272
Celgene Corp.	2.875	08-15-20	360,000	357,151
Celgene Corp.	2.875	02-19-21	645,000	636,374
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,190,000	1,100,146
Health care providers and services 0.6%
Centene Corp. (D)	5.375	06-01-26	625,000	639,844
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	3.350	03-09-21	1,700,000	$1,698,429
CVS Health Corp.	5.050	03-25-48	1,610,000	1,668,263
DaVita, Inc.	5.000	05-01-25	975,000	918,938
Express Scripts Holding Company	2.600	11-30-20	1,215,000	1,190,057
HCA, Inc.	5.250	04-15-25	745,000	761,297
HCA, Inc.	5.250	06-15-26	710,000	720,650
HCA, Inc.	7.500	02-15-22	645,000	708,694
MEDNAX, Inc. (D)	5.250	12-01-23	665,000	660,013
Select Medical Corp.	6.375	06-01-21	805,000	813,050
Team Health Holdings, Inc. (D)(F)	6.375	02-01-25	150,000	130,875
Universal Health Services, Inc. (D)	4.750	08-01-22	500,000	503,750
Universal Health Services, Inc. (D)	5.000	06-01-26	733,000	718,340
Life sciences tools and services 0.0%
IQVIA, Inc. (D)	4.875	05-15-23	565,000	573,475
Pharmaceuticals 0.2%
Allergan Funding SCS	3.800	03-15-25	635,000	623,249
Bausch Health Companies, Inc. (D)	6.125	04-15-25	875,000	820,313
Bayer US Finance II LLC (D)	3.500	06-25-21	500,000	501,044
Bayer US Finance II LLC (D)	4.250	12-15-25	1,350,000	1,365,575
Mylan NV	3.950	06-15-26	830,000	795,498
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	570,000	608,318
Industrials 1.8%				34,358,340
Aerospace and defense 0.2%
Arconic, Inc. (F)	5.125	10-01-24	791,000	789,023
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	1,267,000	1,321,228
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	500,000	516,250
Lockheed Martin Corp.	4.700	05-15-46	559,000	602,223
Textron, Inc.	7.250	10-01-19	400,000	417,310
Air freight and logistics 0.0%
XPO Logistics, Inc. (D)	6.500	06-15-22	479,000	492,173
Airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	526,202	524,886
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	485,000	461,041
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	198,802	205,760
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	873,649	895,053
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	670,736	644,711
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	527,311	518,610
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	904,353	893,591
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	615,040	607,967
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	701,530	683,851
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	395,000	380,938
Azul Investments LLP (D)	5.875	10-26-24	740,000	693,750
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	688,265	705,334
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	159,446	162,237
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	360,000	355,032
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	392,759	415,264
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	312,267	330,628
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	142,630	144,228
Delta Air Lines, Inc.	3.625	03-15-22	1,075,000	1,066,400
Delta Air Lines, Inc.	4.375	04-19-28	850,000	827,082
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	141,534	147,366
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	981,601	$970,803
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	550,660	549,174
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	719,900	689,304
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,081,609	1,037,695
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	238,000	237,262
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	208,273	221,686
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	435,540	466,550
Building products 0.1%
Masco Corp.	4.375	04-01-26	555,000	551,695
Masco Corp.	4.450	04-01-25	550,000	553,811
Owens Corning	4.200	12-15-22	380,000	383,181
Commercial services and supplies 0.1%
LSC Communications, Inc. (D)	8.750	10-15-23	450,000	440,438
Prime Security Services Borrower LLC (D)	9.250	05-15-23	446,000	477,220
Tervita Escrow Corp. (D)	7.625	12-01-21	395,000	407,976
Construction and engineering 0.0%
AECOM	5.125	03-15-27	920,000	892,400
Tutor Perini Corp. (D)	6.875	05-01-25	200,000	198,500
Electrical equipment 0.0%
EnerSys (D)	5.000	04-30-23	200,000	201,500
Professional services 0.2%
Equifax, Inc.	3.600	08-15-21	670,000	667,640
Equifax, Inc.	7.000	07-01-37	190,000	223,740
IHS Markit, Ltd. (D)	4.000	03-01-26	675,000	642,465
IHS Markit, Ltd. (D)	4.750	02-15-25	310,000	310,775
IHS Markit, Ltd.	4.750	08-01-28	760,000	756,846
IHS Markit, Ltd. (D)	5.000	11-01-22	380,000	390,150
Verisk Analytics, Inc.	4.000	06-15-25	1,340,000	1,315,522
Trading companies and distributors 0.4%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (D)	6.500	06-15-45	730,000	752,813
AerCap Ireland Capital DAC	4.625	10-30-20	960,000	977,902
AerCap Ireland Capital DAC	5.000	10-01-21	855,000	879,785
Ahern Rentals, Inc. (D)	7.375	05-15-23	885,000	867,300
Aircastle, Ltd.	5.500	02-15-22	415,000	431,600
Aircastle, Ltd.	6.250	12-01-19	390,000	402,675
Aircastle, Ltd.	7.625	04-15-20	250,000	265,000
Ashtead Capital, Inc. (D)	4.375	08-15-27	840,000	799,848
H&E Equipment Services, Inc.	5.625	09-01-25	307,000	303,163
United Rentals North America, Inc.	4.875	01-15-28	750,000	700,560
United Rentals North America, Inc.	5.500	07-15-25	580,000	589,425
Information technology 1.2%				24,423,197
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28	620,000	612,084
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,260,000	1,239,249
Electronic equipment, instruments and components 0.1%
Tech Data Corp.	4.950	02-15-27	1,355,000	1,323,025
Trimble, Inc.	4.900	06-15-28	670,000	668,686
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	705,000	691,324
VeriSign, Inc.	4.750	07-15-27	340,000	323,850
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
VeriSign, Inc.	5.250	04-01-25	565,000	$577,006
Semiconductors and semiconductor equipment 0.3%
Advanced Micro Devices, Inc.	7.000	07-01-24	416,000	439,920
Broadcom Corp.	2.375	01-15-20	1,130,000	1,114,935
Marvell Technology Group, Ltd.	4.875	06-22-28	1,000,000	1,011,285
Microchip Technology, Inc. (D)	3.922	06-01-21	570,000	571,069
Microchip Technology, Inc. (D)	4.330	06-01-23	1,340,000	1,343,607
NXP BV (D)	4.625	06-01-23	1,485,000	1,501,706
Qorvo, Inc. (D)	5.500	07-15-26	260,000	264,862
Software 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	650,000	622,852
Activision Blizzard, Inc. (D)	6.125	09-15-23	260,000	267,230
Autodesk, Inc.	3.500	06-15-27	899,000	838,861
CA, Inc.	3.600	08-15-22	815,000	804,291
CDK Global, Inc.	5.875	06-15-26	180,000	184,500
Citrix Systems, Inc.	4.500	12-01-27	1,015,000	981,437
Electronic Arts, Inc.	4.800	03-01-26	1,290,000	1,362,498
j2 Cloud Services LLC (D)	6.000	07-15-25	272,000	275,400
Microsoft Corp.	4.450	11-03-45	825,000	903,154
Open Text Corp. (D)	5.875	06-01-26	310,000	317,750
Symantec Corp. (D)	5.000	04-15-25	705,000	695,361
VMware, Inc.	2.950	08-21-22	717,000	691,182
Technology hardware, storage and peripherals 0.2%
Dell International LLC (D)	6.020	06-15-26	1,790,000	1,890,058
Dell International LLC (D)	7.125	06-15-24	180,000	193,500
Hewlett Packard Enterprise Company (D)	2.100	10-04-19	1,050,000	1,037,363
NetApp, Inc.	2.000	09-27-19	850,000	839,496
Western Digital Corp.	4.750	02-15-26	850,000	835,656
Materials 0.7%				13,056,472
Chemicals 0.4%
Braskem Finance, Ltd. (D)	7.000	05-07-20	650,000	686,563
Braskem Netherlands Finance BV (D)	4.500	01-10-28	785,000	754,307
Cydsa SAB de CV (D)	6.250	10-04-27	665,000	640,063
Mexichem SAB de CV (D)	4.000	10-04-27	380,000	358,625
Mexichem SAB de CV (D)	5.500	01-15-48	835,000	782,729
NOVA Chemicals Corp. (D)	5.000	05-01-25	820,000	781,050
Olin Corp.	5.000	02-01-30	215,000	203,175
Syngenta Finance NV (D)	3.698	04-24-20	965,000	963,440
Syngenta Finance NV (D)	5.676	04-24-48	365,000	335,481
The Chemours Company	6.625	05-15-23	954,000	999,315
The Sherwin-Williams Company	2.250	05-15-20	505,000	497,373
Construction materials 0.0%
Cemex SAB de CV (D)	6.125	05-05-25	580,000	599,720
U.S. Concrete, Inc.	6.375	06-01-24	300,000	298,125
Containers and packaging 0.1%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	685,000	668,731
Klabin Finance SA (D)	4.875	09-19-27	705,000	653,006
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	625,000	608,404
Commercial Metals Company	5.375	07-15-27	190,000	176,700
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	450,000	439,313
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	350,000	$352,188
Novelis Corp. (D)	5.875	09-30-26	155,000	148,606
Vale Overseas, Ltd.	6.250	08-10-26	538,000	591,477
Vedanta Resources PLC (D)	6.125	08-09-24	450,000	418,325
Vedanta Resources PLC (D)	6.375	07-30-22	535,000	525,638
Paper and forest products 0.0%
Norbord, Inc. (D)	6.250	04-15-23	550,000	574,118
Real estate 0.4%				7,148,813
Equity real estate investment trusts 0.4%
American Homes 4 Rent LP	4.250	02-15-28	765,000	734,427
American Tower Corp.	3.550	07-15-27	1,228,000	1,146,564
American Tower Corp.	4.700	03-15-22	550,000	567,039
Equinix, Inc.	5.375	05-15-27	488,000	491,660
Iron Mountain, Inc. (D)	4.875	09-15-27	535,000	490,194
Iron Mountain, Inc.	5.750	08-15-24	745,000	738,481
Omega Healthcare Investors, Inc.	4.500	01-15-25	580,000	570,134
Omega Healthcare Investors, Inc.	4.950	04-01-24	715,000	723,030
Ventas Realty LP	3.500	02-01-25	820,000	786,092
VEREIT Operating Partnership LP	4.600	02-06-24	900,000	901,192
Telecommunication services 0.8%				14,865,616
Diversified telecommunication services 0.6%
Cablevision SA (D)	6.500	06-15-21	430,000	427,923
Cincinnati Bell, Inc. (D)	7.000	07-15-24	860,000	765,400
CSC Holdings LLC (D)	5.375	02-01-28	360,000	339,196
CSC Holdings LLC (D)	5.500	04-15-27	360,000	346,500
GCI LLC	6.875	04-15-25	570,000	587,813
Iridium Communications, Inc. (D)	10.250	04-15-23	180,000	194,400
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	495,000	513,511
Radiate Holdco LLC (D)	6.625	02-15-25	630,000	589,050
Radiate Holdco LLC (D)	6.875	02-15-23	215,000	208,013
Sprint Spectrum Company LLC (D)	3.360	03-20-23	499,688	497,189
Telecom Italia Capital SA	7.200	07-18-36	835,000	889,275
Telecom Italia SpA (D)	5.303	05-30-24	600,000	601,500
UPC Holding BV (D)	5.500	01-15-28	420,000	385,350
Verizon Communications, Inc.	4.400	11-01-34	630,000	612,464
Verizon Communications, Inc.	4.672	03-15-55	637,000	598,947
Verizon Communications, Inc.	4.862	08-21-46	1,735,000	1,730,650
Verizon Communications, Inc.	5.012	08-21-54	555,000	553,300
West Corp. (D)	8.500	10-15-25	285,000	247,950
Windstream Services LLC	7.750	10-15-20	522,000	469,800
Wireless telecommunication services 0.2%
C&W Senior Financing DAC (D)	6.875	09-15-27	625,000	612,500
CC Holdings GS V LLC	3.849	04-15-23	695,000	687,561
Comunicaciones Celulares SA (D)	6.875	02-06-24	285,000	295,648
Millicom International Cellular SA (D)	5.125	01-15-28	200,000	188,980
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	630,000	594,431
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	570,000	565,227
Sprint Capital Corp.	6.875	11-15-28	685,000	659,313
Sprint Corp.	7.875	09-15-23	660,000	703,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.6%				$11,640,635
Electric utilities 0.2%
ABY Transmision Sur SA (D)	6.875	04-30-43	520,328	560,653
Electricite de France SA (D)	3.625	10-13-25	550,000	536,287
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(E)	5.250	01-29-23	1,205,000	1,194,456
Emera US Finance LP	3.550	06-15-26	420,000	398,277
Empresa Electrica Angamos SA (D)	4.875	05-25-29	516,510	505,495
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	441,613
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (E)	6.250	02-01-22	450,000	479,813
Southern Power Company	1.950	12-15-19	655,000	644,861
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	680,000	657,900
Independent power and renewable electricity producers 0.3%
Greenko Dutch BV (D)	4.875	07-24-22	740,000	720,020
Greenko Dutch BV (D)	5.250	07-24-24	375,000	357,188
IPALCO Enterprises, Inc.	3.700	09-01-24	133,000	128,355
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,235,000	1,192,071
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	240,019
NRG Energy, Inc.	6.250	05-01-24	1,000,000	1,028,750
NRG Energy, Inc.	6.625	01-15-27	670,000	690,100
NRG Yield Operating LLC	5.375	08-15-24	679,000	675,605
Multi-utilities 0.1%
CenterPoint Energy, Inc.	2.500	09-01-22	535,000	514,103

Dominion Energy, Inc.	2.579	07-01-20	685,000	675,069
Convertible bonds 0.0%				$626,347
(Cost $626,004)
Utilities 0.0%				626,347
Independent power and renewable electricity producers 0.0%

NRG Yield, Inc. (D)	3.250	06-01-20	630,000	626,347
Capital preferred securities 0.1%				$1,150,301
(Cost $1,097,843)
Financials 0.1%				1,150,301
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(E)	4.000	08-17-18	539,000	466,909
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (B)	3.341	06-01-77	762,000	683,392
Term loans (G) 0.0%				$681,878
(Cost $682,927)
Consumer discretionary 0.0%				473,813
Media 0.0%
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26	475,000	473,813
Financials 0.0%				208,065
Capital markets 0.0%

LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	8.100	05-01-23	214,500	208,065
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 2.2%				$42,095,656
(Cost $42,916,703)
Commercial and residential 1.7%				32,161,593
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (D)(H)	3.258	04-27-48	264,849	264,814
AOA Mortgage Trust Series 2015-1177, Class C (D)(H)	3.010	12-13-29	575,000	557,255
Arroyo Mortgage Trust Series 2018-1, Class A1 (D)(H)	3.763	04-25-48	1,887,737	1,888,879
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (B)(D)	4.674	09-15-26	360,000	359,851
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(D)	3.043	03-15-37	760,000	759,761
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(D)	4.509	03-15-37	500,000	501,404
BBCMS Trust
Series 2015-MSQ, Class D (D)(H)	3.990	09-15-32	600,000	592,140
Series 2015-SRCH, Class D (D)(H)	4.957	08-10-35	840,000	864,862
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750	10-25-34	212,746	210,649
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (B)(D)	3.322	07-15-35	745,000	747,953
BWAY Mortgage Trust Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	213,345
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	3.393	03-15-37	480,000	477,297
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(H)	3.786	04-10-28	400,000	395,861
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(D)	4.222	07-15-32	625,000	624,903
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	4.322	11-15-36	835,000	838,675
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (B)(D)	4.572	07-15-32	260,000	259,437
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(D)	3.178	06-11-32	370,000	370,114
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(D)	4.172	04-15-36	835,000	839,952
COLT Mortgage Loan Trust Series 2018-2, Class A1 (D)(H)	3.470	07-27-48	241,488	241,468
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.655	08-15-45	3,964,704	215,045
Series 2012-CR3 Class XA IO	1.879	10-15-45	5,678,439	361,994
Series 2013-CR6, Class XA IO	1.088	03-10-46	4,587,947	147,183
Series 2013-CR8, Class XA IO	0.493	06-10-46	8,887,393	155,595
Series 2014-CR15, Class XA IO	1.179	02-10-47	7,697,996	255,670
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.590	05-10-51	6,523,053	244,276
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.394	08-10-30	1,095,000	1,104,611
Series 2013-LC13, Class B (D)(H)	5.009	08-10-46	505,000	526,167
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(D)	4.347	02-13-32	605,000	607,905
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(D)	4.247	08-13-27	635,000	634,999
Core Industrial Trust
Series 2015-CALW, Class F (D)(H)	3.850	02-10-34	560,000	541,892
Series 2015-CALW, Class XA IO (D)	0.810	02-10-34	7,200,000	177,366
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (B)(D)	2.875	05-15-35	1,050,000	1,049,993
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(H)	3.382	12-15-34	860,000	855,049
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-NRF, Class EFX (D)(H)	3.382	12-15-34	1,305,000	$1,290,822
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(H)	3.500	11-25-57	475,402	472,092
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (H)	4.505	08-19-34	83,336	80,618
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (B)(D)	5.322	09-15-34	210,000	211,181
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.184	05-10-45	6,334,190	317,297
Series 2015-590M, Class C (D)(H)	3.805	10-10-35	320,000	313,262
Series 2016-RENT, Class D (D)(H)	4.067	02-10-29	915,000	909,024
Series 2017-485L, Class C (D)(H)	3.982	02-10-37	535,000	523,530
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (B)(D)	3.872	07-15-32	215,000	215,135
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (B)(D)	4.572	07-15-32	120,000	120,113
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (B)(D)	3.938	02-15-37	350,000	350,000
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(D)	3.772	12-15-34	250,000	250,467
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(D)	5.736	08-05-34	355,000	354,829
IMT Trust Series 2017-APTS, Class CFX (D)(H)	3.497	06-15-34	400,000	384,992
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.046	07-25-35	4,083,370	75,999
Series 2005-AR8, Class AX2 IO	1.032	05-25-35	4,385,505	108,113
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.431	07-05-32	6,378,927	311,211
Series 2015-MAR7, Class C (D)	4.490	06-05-32	570,000	562,391
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (B)(D)	4.822	07-15-36	500,000	502,350
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(D)	2.910	06-15-20	425,000	425,125
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.472	11-15-34	850,000	850,267
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (H)	4.142	08-25-34	171,571	171,379
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	637,500	630,104
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.790	11-15-32	745,000	724,705
Series 2018-ALXA, Class C (D)(H)	4.316	01-15-43	380,000	379,413
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	455,000	449,094
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (H)	2.486	03-25-44	140,486	137,580
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.334	05-10-63	5,385,023	227,062
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(H)	3.947	12-13-29	844,000	840,571
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(H)	2.710	03-18-28	1,050,000	1,032,062
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	3.723	12-15-34	295,000	298,968
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(D)	4.643	11-15-29	120,514	120,628
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	1.891	11-15-45	5,150,077	333,295
Series 2013-C16, Class B (H)	5.030	09-15-46	290,000	301,549
U.S. Government Agency 0.5%				9,934,063
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (B)	4.091	12-25-28	183,566	186,191
Series K005, Class AX IO	1.534	11-25-19	5,210,587	80,726
Series K017, Class X1 IO	1.488	12-25-21	5,285,447	192,319
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K021, Class X1 IO	1.590	06-25-22	297,903	$13,783
Series K022, Class X1 IO	1.368	07-25-22	10,804,482	440,078
Series K709, Class X1 IO	1.631	03-25-19	2,911,147	15,963
Series K710, Class X1 IO	1.859	05-25-19	7,096,646	59,965
Series K711, Class X1 IO	1.800	07-25-19	7,769,390	70,513
Government National Mortgage Association
Series 2012-114, Class IO	0.785	01-16-53	2,624,536	138,833
Series 2016-174, Class IO	0.899	11-16-56	4,927,168	375,341
Series 2017-109, Class IO	0.611	04-16-57	6,156,870	350,349
Series 2017-124, Class IO	0.705	01-16-59	7,499,138	492,228
Series 2017-135, Class IO	0.840	10-16-58	4,922,884	344,712
Series 2017-140, Class IO	0.609	02-16-59	4,320,904	277,143
Series 2017-159, Class IO	0.545	06-16-59	6,018,846	340,415
Series 2017-169, Class IO	0.733	01-16-60	10,281,553	680,800
Series 2017-20, Class IO	0.748	12-16-58	7,140,266	442,681
Series 2017-22, Class IO	1.047	12-16-57	3,197,212	274,540
Series 2017-3, Class IO	0.908	09-16-58	5,841,636	431,438
Series 2017-41, Class IO	0.792	07-16-58	5,560,389	375,987
Series 2017-46, Class IO	0.619	11-16-57	7,007,613	416,346
Series 2017-61, Class IO	0.768	05-16-59	3,246,940	246,605
Series 2018-081, Class IO	0.448	01-16-60	10,945,479	586,713
Series 2018-35, Class IO	0.523	03-16-60	7,357,770	430,271
Series 2018-43, Class IO	0.577	05-16-60	11,360,764	674,576
Series 2018-68, Class IO	0.479	01-16-60	12,580,771	663,493
Series 2018-69, Class IO	0.535	04-16-60	11,139,312	650,834

Series 2018-9, Class IO	0.558	01-16-60	11,803,321	681,220
Asset backed securities 4.4%				$85,644,430
(Cost $86,555,235)
Asset backed securities 4.4%				85,644,430
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (B)	2.542	06-22-37	415,000	400,733
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (B)	2.530	08-25-37	755,267	743,907
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (B)	2.630	05-25-36	768,344	757,416
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	1,150,000	1,137,592
Series 2017-4, Class A4	1.960	07-15-22	725,000	708,316
Series 2018-1, Class A3	2.310	06-15-22	650,000	644,124
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,125,000	2,099,583
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	2,175,000	2,142,788
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	1,315,063	1,301,157
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	1,201,038	1,191,561
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	2,830,000	2,785,878
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	405,000	396,047
Series 2018-A, Class A3	2.350	04-25-22	1,060,000	1,048,005
California Republic Auto Receivables Trust Series 2016-2, Class A4	1.830	12-15-21	1,155,000	1,142,470
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,620,000	1,600,708
Series 2017-A1, Class A1	2.000	01-17-23	2,410,000	2,373,959
CarMax Auto Owner Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1, Class A4	1.880	06-15-21	330,000	$324,985
Series 2016-2, Class A4	1.680	09-15-21	410,000	401,194
Series 2018-1, Class A3	2.480	11-15-22	575,000	568,576
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (D)	1.870	02-15-22	525,000	517,026
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	2,410,000	2,375,929
Series 2018-A1, Class A1	2.539	01-20-23	2,600,000	2,565,037
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	779,006	778,658
CNH Equipment Trust Series 2017-C, Class A3	2.080	02-15-23	680,000	667,351
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	888,750	895,445
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (B)	2.536	03-28-35	555,000	539,481
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.677	02-25-35	216,404	215,342
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	1,233,563	1,235,586
Series 2017-1A, Class A2I (D)	3.629	11-20-47	258,700	251,524
Series 2017-1A, Class A2II (D)	4.030	11-20-47	308,450	302,512
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	2,800,000	2,738,825
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	1,346,400	1,330,324
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	1,298,288	1,334,575
Evergreen Credit Card Trust Series 2018-1, Class A (D)	2.950	03-15-23	1,200,000	1,192,553
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	311,063	309,918
Ford Credit Auto Owner Trust
Series 2014-1, Class B (D)	2.410	11-15-25	320,000	318,692
Series 2016-B, Class A4	1.520	08-15-21	380,000	373,246
Series 2016-C, Class A4	1.400	02-15-22	685,000	664,903
Series 2017-B, Class A4	1.870	09-15-22	295,000	286,802
Series 2017-C, Class A4	2.160	03-15-23	715,000	696,804
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	1,185,000	1,162,937
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (D)	1.860	12-16-21	1,060,000	1,044,450
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (B)	2.530	08-25-44	2,568,000	2,522,624
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	1,060,000	1,046,642
Hertz Vehicle Financing II LP Series 2016-3A, Class A (D)	2.270	07-25-20	540,000	535,379
Hilton Grand Vacations Trust Series 2017-AA, Class A (D)	2.660	12-26-28	566,202	555,057
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4	1.360	01-18-23	930,000	908,813
Series 2017-1, Class A3	1.720	07-21-21	1,230,000	1,218,460
Series 2017-2, Class A4	1.870	09-15-23	320,000	311,685
Series 2017-3, Class A4	1.980	11-20-23	380,000	369,988
Series 2018-2, Class A3	3.010	05-18-22	670,000	669,550
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	1,395,000	1,373,712
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (D)	2.810	04-15-21	870,000	$866,968
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	1,185,000	1,169,919
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	430,000	425,485
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (B)	2.606	10-27-42	317,963	311,505
MMAF Equipment Finance LLC Series 2017-B, Class A3 (D)	2.210	10-17-22	900,000	881,871
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	81,065	79,196
Series 2015-1A, Class A (D)	2.520	12-20-32	147,146	144,124
Series 2018-1A, Class A (D)	3.450	01-21-36	960,000	958,827
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (B)(D)	2.780	08-23-36	570,000	560,391
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	759,462	757,361
Series 2018-FNT2, Class A (D)	3.790	07-25-54	455,000	454,964
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (D)	2.540	04-18-22	1,005,000	993,029
Series 2018-1A, Class A2 (D)	3.220	02-15-23	260,000	258,306
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	500,000	486,445
Series 2017-A, Class A3	1.740	08-16-21	740,000	730,259
Series 2017-B, Class A4	1.950	10-16-23	835,000	813,203
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	260,745	258,620
Series 2018-PLS2, Class A (D)	3.265	02-25-23	507,357	504,466
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	875,000	865,576
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	505,627	514,326
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	480,000	478,084
Series 2018-3, Class C	3.510	08-15-23	1,125,000	1,123,803
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A (D)	3.500	06-20-35	490,000	489,584
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (B)	2.631	06-15-39	335,929	327,974
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (D)	1.860	11-26-40	464,017	457,846
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	376,720	376,682
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	3.592	02-25-35	153,810	151,396
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(D)	2.549	10-28-37	2,209,310	2,182,844
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	1,167,225	1,167,844
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	262,417	259,831
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(H)	3.641	10-25-53	280,000	282,900
Series 2015-2, Class 1M2 (D)(H)	3.620	11-25-60	815,000	822,474
Series 2016-5, Class A1 (D)(H)	2.500	10-25-56	703,498	684,621
Series 2017-1, Class A1 (D)(H)	2.750	10-25-56	387,602	379,694
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	264,620	259,356
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	494,483	485,169
Series 2018-3, Class A1 (D)(H)	3.750	05-25-58	694,062	692,920
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A4	1.520	08-16-21	425,000	$418,644
Series 2016-C, Class A4	1.320	11-15-21	330,000	323,284
Series 2017-B, Class A3	1.760	07-15-21	1,510,000	1,491,258
Series 2017-C, Class A4	1.980	12-15-22	790,000	768,655
Series 2018-A, Class A3	2.360	05-16-22	825,000	815,462
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	599,333	594,565
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	522,813	521,046
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (D)	2.540	02-15-22	1,120,000	1,109,380
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	568,308	549,946
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(D)	2.600	04-25-40	165,798	158,360
Westgate Resorts LLC
Series 2014-1A, Class A (D)	2.150	12-20-26	412,375	410,671
Series 2014-1A, Class B (D)	3.250	12-20-26	177,321	177,065
Series 2015-1A, Class A (D)	2.750	05-20-27	118,568	118,058
Series 2015-2A, Class B (D)	4.000	07-20-28	303,398	302,700
Series 2016-1A, Class A (D)	3.500	12-20-28	292,710	291,513
Series 2017-1A, Class A (D)	3.050	12-20-30	423,240	418,631
World Omni Auto Receivables Trust
Series 2017-B, Class A3	1.950	02-15-23	385,000	376,640
Series 2018-A, Class A3	2.500	04-17-23	1,075,000	1,061,860

	Yield (%)	Shares	Value
Securities lending collateral 0.0%			$867,588
(Cost $867,372)
John Hancock Collateral Trust (I)	2.0983(J)	86,715	867,588

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$17,474,000
(Cost $17,474,000)
U.S. Government Agency 0.3%				6,508,000
Federal Agricultural Mortgage Corp. Discount Note	1.770	08-01-18	1,268,000	1,268,000
Federal Home Loan Bank Discount Note	1.770	08-01-18	5,240,000	5,240,000

	Par value^	Value
Repurchase agreement 0.6%		10,966,000
Barclays Tri-Party Repurchase Agreement dated 7-31-18 at 1.900% to be repurchased at $10,433,551 on 8-1-18, collateralized by $9,898,600 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2-15-46 (valued at $10,642,328, including interest)	10,433,000	10,433,000
Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $533,013 on 8-1-18, collateralized by $545,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-22 (valued at $548,500, including interest)	533,000	533,000

Total investments (Cost $1,573,050,464) 99.9%	$1,938,588,451
Other assets and liabilities, net 0.1%	1,095,821
Total net assets 100.0%	$1,939,684,272

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $838,481.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 7-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,256,206,218	$1,226,646,448	$29,559,770	—
Preferred securities	2,290,993	2,290,993	—	—
U.S. Government and Agency obligations	215,159,853	—	215,159,853	—
Foreign government obligations	3,737,851	—	3,737,851	—
Corporate bonds	312,653,336	—	312,653,336	—
Convertible bonds	626,347	—	626,347	—
Capital preferred securities	1,150,301	—	1,150,301	—
Term loans	681,878	—	681,878	—
Asset backed securities	85,644,430	—	85,644,430	—
Collateralized mortgage obligations	42,095,656	—	42,095,656	—
Short-term investments	17,474,000	—	17,474,000	—
Securities lending collateral	867,588	867,588	—	—
Total investments in securities	$1,938,588,451	$1,229,805,029	$708,783,422	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       24

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,327,893	7,351,772	(8,592,950)	86,715	—	—	($506)	$354	$867,588

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       25

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	36Q3	07/18
This report is for the information of the shareholders of John Hancock Balanced Fund.		9/18

John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 95.4%		$525,003,803
(Cost $511,226,231)
Consumer discretionary 12.2%		67,137,738
Auto components 1.5%
Tenneco, Inc.	177,490	8,182,289
Hotels, restaurants and leisure 4.2%
Dave & Buster's Entertainment, Inc. (A)	130,948	6,436,094
Penn National Gaming, Inc. (A)	215,934	6,920,685
Vail Resorts, Inc.	34,321	9,502,455
Household durables 0.9%
Universal Electronics, Inc. (A)	149,221	5,215,274
Internet and direct marketing retail 0.9%
PetMed Express, Inc.	138,526	5,143,470
Leisure products 1.2%
Nautilus, Inc. (A)	475,610	6,777,443
Media 1.8%
Cinemark Holdings, Inc.	274,398	9,856,376
Specialty retail 1.7%
Build-A-Bear Workshop, Inc. (A)	179,477	1,453,764
Lithia Motors, Inc., Class A	41,440	3,690,232
Williams-Sonoma, Inc.	67,698	3,959,656
Consumer staples 1.0%		5,827,055
Household products 1.0%
Spectrum Brands Holdings, Inc. (A)	66,694	5,827,055
Energy 3.3%		17,933,986
Energy equipment and services 1.5%
Patterson-UTI Energy, Inc.	467,106	8,034,223
Oil, gas and consumable fuels 1.8%
PDC Energy, Inc. (A)	157,189	9,899,763
Financials 18.1%		99,853,645
Banks 16.0%
Access National Corp.	282,791	7,855,934
Banner Corp.	147,594	9,293,994
Brookline Bancorp, Inc.	241,787	4,400,523
Columbia Banking System, Inc.	245,027	10,028,955
ConnectOne Bancorp, Inc.	320,823	7,956,410
First Community Corp.	133,752	3,310,362
Hope Bancorp, Inc.	317,112	5,321,139
Pinnacle Financial Partners, Inc.	104,734	6,545,875
South State Corp.	110,395	9,240,062
Union Bankshares Corp.	227,229	9,205,047
Univest Corp. of Pennsylvania	357,696	9,765,101
Valley National Bancorp	448,216	5,221,716
Capital markets 2.1%
Evercore, Inc., Class A	54,157	6,119,741
Moelis & Company, Class A	87,874	5,588,786
Health care 12.8%		70,288,699
Biotechnology 2.3%
Halozyme Therapeutics, Inc. (A)	179,230	3,244,063
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Osiris Therapeutics, Inc. (A)	435,169	$4,768,364
Recro Pharma, Inc. (A)	268,906	1,392,933
Retrophin, Inc. (A)	107,510	2,971,576
Health care equipment and supplies 5.0%
AtriCure, Inc. (A)	178,558	5,115,687
Integra LifeSciences Holdings Corp. (A)	87,138	5,431,312
SeaSpine Holdings Corp. (A)	420,097	5,864,554
The Cooper Companies, Inc.	42,603	11,098,082
Life sciences tools and services 4.6%
Bio-Rad Laboratories, Inc., Class A (A)	26,443	8,108,746
Enzo Biochem, Inc. (A)	1,562,695	6,907,112
Syneos Health, Inc. (A)	209,086	10,302,713
Pharmaceuticals 0.9%
Prestige Brands Holdings, Inc. (A)	142,277	5,083,557
Industrials 17.2%		94,517,729
Building products 2.6%
American Woodmark Corp. (A)	89,277	7,450,166
Armstrong World Industries, Inc. (A)	98,913	6,716,193
Commercial services and supplies 3.7%
ABM Industries, Inc.	176,210	5,497,752
Deluxe Corp.	123,649	7,286,636
UniFirst Corp.	39,842	7,456,430
Construction and engineering 4.3%
EMCOR Group, Inc.	133,879	10,301,989
Granite Construction, Inc.	145,027	7,824,207
Quanta Services, Inc. (A)	169,586	5,777,795
Electrical equipment 1.4%
Regal Beloit Corp.	87,188	7,493,809
Machinery 2.2%
Mueller Water Products, Inc., Class A	502,124	6,201,231
The Timken Company	116,372	5,731,321
Trading companies and distributors 3.0%
GMS, Inc. (A)	295,370	7,750,509
Watsco, Inc.	52,343	9,029,691
Information technology 18.1%		99,629,334
Communications equipment 3.4%
Casa Systems, Inc. (A)	321,490	4,896,293
Infinera Corp. (A)	631,773	5,256,351
Quantenna Communications, Inc. (A)	513,613	8,181,855
Electronic equipment, instruments and components 1.4%
TTM Technologies, Inc. (A)	451,432	7,836,860
Internet software and services 1.3%
j2 Global, Inc.	84,645	7,181,282
Semiconductors and semiconductor equipment 4.2%
Aquantia Corp. (A)	456,106	5,819,913
FormFactor, Inc. (A)	513,956	6,655,730
Lattice Semiconductor Corp. (A)	820,553	6,310,053
MaxLinear, Inc. (A)	254,203	4,400,254
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software 6.4%
Avaya Holdings Corp. (A)	415,470	$8,550,373
Imperva, Inc. (A)	129,422	5,985,768
MobileIron, Inc. (A)	1,444,962	6,791,321
Nice, Ltd., ADR (A)	43,170	4,722,798
Verint Systems, Inc. (A)	96,069	4,313,498
Zynga, Inc., Class A (A)	1,306,713	4,952,440
Technology hardware, storage and peripherals 1.4%
Cray, Inc. (A)	311,605	7,774,545
Materials 3.9%		21,518,157
Chemicals 1.4%
Valvoline, Inc.	336,032	7,590,963
Containers and packaging 1.4%
Graphic Packaging Holding Company	525,515	7,635,733
Metals and mining 1.1%
Kaiser Aluminum Corp.	56,365	6,291,461
Real estate 6.3%		34,440,986
Equity real estate investment trusts 6.3%
American Assets Trust, Inc.	241,600	9,284,688
EPR Properties	137,778	9,160,859
First Industrial Realty Trust, Inc.	309,733	10,081,809
Retail Opportunity Investments Corp.	312,725	5,913,630
Telecommunication services 1.9%		10,389,609
Wireless telecommunication services 1.9%
Boingo Wireless, Inc. (A)	449,572	10,389,609
Utilities 0.6%		3,466,865
Electric utilities 0.6%
Portland General Electric Company	76,430	3,466,865

	Yield (%)	Shares	Value
Short-term investments 3.5%			$19,236,810
(Cost $19,236,810)
Money market funds 3.5%			19,236,810
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8296(B)	19,236,810	19,236,810

Total investments (Cost $530,463,041) 98.9%	$544,240,613
Other assets and liabilities, net 1.1%	5,784,243
Total net assets 100.0%	$550,024,856

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	445Q3	07/18
This report is for the information of the shareholders of John Hancock Small Cap Core Fund.		9/18

John Hancock

Seaport Long/Short Fund

(Formerly Seaport Fund)

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 62.5%		$492,637,434
(Cost $440,291,799)
Consumer discretionary 4.7%		37,217,958
Auto components 0.1%
American Axle & Manufacturing Holdings, Inc. (A)	47,713	797,761
Automobiles 0.2%
Ferrari NV	10,434	1,384,833
Diversified consumer services 0.4%
Hope Education Group Company, Ltd. (A)(B)(C)	6,636,000	1,623,269
New Oriental Education & Technology Group, Inc., ADR	19,410	1,670,036
Hotels, restaurants and leisure 1.1%
Boyd Gaming Corp.	86,990	3,249,077
Hilton Worldwide Holdings, Inc.	29,872	2,349,732
Marriott Vacations Worldwide Corp.	18,168	2,163,990
Planet Fitness, Inc., Class A (A)	14,156	672,693
Household durables 0.4%
iRobot Corp. (A)	510	40,418
Mohawk Industries, Inc. (A)	7,915	1,490,869
Neinor Homes SA (A)(B)	21,806	412,505
Roku, Inc. (A)	4,414	200,484
TRI Pointe Group, Inc. (A)	94,339	1,336,784
Internet and direct marketing retail 1.1%
Amazon.com, Inc. (A)	1,640	2,915,002
Booking Holdings, Inc. (A)	97	196,786
Expedia Group, Inc.	2,469	330,451
Shutterfly, Inc. (A)	8,342	686,213
TripAdvisor, Inc. (A)	34,231	1,985,056
Wayfair, Inc., Class A (A)	21,089	2,294,905
Media 0.0%
Comcast Corp., Class A	1,803	64,511
Multiline retail 0.1%
Dollar Tree, Inc. (A)	12,714	1,160,534
Specialty retail 0.8%
Floor & Decor Holdings, Inc., Class A (A)	37,122	1,772,576
The TJX Companies, Inc. (D)	43,852	4,265,046
Textiles, apparel and luxury goods 0.5%
NIKE, Inc., Class B	28,480	2,190,397
Under Armour, Inc., Class A (A)	98,349	1,964,030
Consumer staples 0.3%		2,574,315
Food and staples retailing 0.1%
Zur Rose Group AG (A)	4,782	602,411
Food products 0.2%
Archer-Daniels-Midland Company	40,860	1,971,904
Energy 5.2%		40,957,334
Energy equipment and services 0.7%
Baker Hughes, a GE Company	34,096	1,179,040
Halliburton Company	55,658	2,361,012
Patterson-UTI Energy, Inc.	45,810	787,932
Trican Well Service, Ltd. (A)	420,513	885,733
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 4.5%
Alta Mesa Resources, Inc. (A)(D)	709,224	$4,283,713
Antero Resources Corp. (A)	101,995	2,094,977
ARC Resources, Ltd.	98,640	1,171,532
Cameco Corp.	35,299	381,229
Canadian Natural Resources, Ltd.	54,171	1,984,825
China Shenhua Energy Company, Ltd., H Shares	763,447	1,730,985
Energy Transfer Partners LP	40,739	853,889
EQT Corp.	13,147	653,143
Euronav NV	69,514	588,253
Jagged Peak Energy, Inc. (A)	198,649	2,840,681
Noble Midstream Partners LP	38,768	2,056,642
NuStar Energy LP	88,230	2,244,571
Petroleo Brasileiro SA, ADR	198,920	2,333,332
Plains All American Pipeline LP	47,832	1,185,277
Raging River Exploration, Inc. (A)	459,772	1,943,918
Scorpio Tankers, Inc.	305,333	656,453
Seven Generations Energy, Ltd., Class A (A)	226,424	2,586,509
Viper Energy Partners LP (D)	192,423	6,153,688
Financials 15.5%		121,736,681
Banks 7.8%
Agricultural Bank of China, Ltd., H Shares	2,280,521	1,108,229
Banco do Brasil SA	139,200	1,205,339
Bank Central Asia Tbk PT	891,600	1,439,194
Bank Mandiri Persero Tbk PT	3,541,900	1,635,290
Bank of America Corp.	84,704	2,615,660
Bank of China, Ltd., H Shares	3,297,735	1,557,904
Bank of Communications Company, Ltd., H Shares	1,404,000	1,016,401
Bank Of Cyprus Holdings PLC (A)	61,755	180,668
BAWAG Group AG (B)	3,809	179,629
BNP Paribas SA	53,873	3,494,731
Citizens Financial Group, Inc.	38,510	1,531,928
First Bancorp	53,565	2,218,662
First Citizens BancShares, Inc., Class A	2,335	949,925
HDFC Bank, Ltd., ADR	29,311	3,028,999
ICICI Bank, Ltd., ADR	178,937	1,580,014
Independent Bank Group, Inc.	13,847	929,134
IndusInd Bank, Ltd.	55,979	1,633,072
ING Groep NV	86,328	1,319,674
KeyCorp	118,406	2,471,133
Live Oak Bancshares, Inc.	72,498	2,062,568
Metro Bank PLC (A)	73,386	3,079,798
Mitsubishi UFJ Financial Group, Inc.	331,200	2,032,530
Mitsubishi UFJ Financial Group, Inc., ADR	174,114	1,065,578
Nordea Bank AB	132,567	1,408,903
Pinnacle Financial Partners, Inc.	14,643	915,188
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,254,000	842,973
Resona Holdings, Inc.	81,300	462,412
Sberbank of Russia PJSC, ADR	194,100	2,723,223
State Bank of India, GDR (A)	69,119	2,942,919
Sumitomo Mitsui Financial Group, Inc.	57,500	2,282,044
SunTrust Banks, Inc.	33,526	2,416,219
SVB Financial Group (A)	3,045	937,495
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
The Shiga Bank, Ltd.	258,000	$1,367,638
Unicaja Banco SA (B)	826,284	1,394,677
United Bank, Ltd., GDR	9,243	52,525
Van Lanschot Kempen NV	75,113	2,070,198
Zions Bancorporation	55,908	2,890,444
Capital markets 2.8%
Anima Holding SpA (B)	403,954	2,165,256
B3 SA - Brasil Bolsa Balcao	138,600	878,505
Fairfax India Holdings Corp. (A)(B)	231,146	3,721,451
Federal Street Acquisition Corp. (A)	145,300	1,509,667
IG Group Holdings PLC	188,602	2,276,674
IOOF Holdings, Ltd.	227,671	1,548,864
Northern Trust Corp.	13,071	1,427,615
Raymond James Financial, Inc.	21,759	1,992,907
Sanne Group PLC	147,434	1,366,577
UBS Group AG (A)	285,403	4,691,008
Victory Capital Holdings, Inc., Class A (A)	2,076	21,487
Consumer finance 0.7%
Acom Company, Ltd.	127,600	508,876
American Express Company	2,874	286,020
Navient Corp.	16,400	216,644
OneMain Holdings, Inc. (A)	31,593	1,050,467
Resurs Holding AB (B)	258,531	2,006,828
SLM Corp. (A)	123,623	1,395,704
Diversified financial services 1.0%
AMP, Ltd.	316,803	801,203
AXA Equitable Holdings, Inc. (A)	55,195	1,213,738
Banca Farmafactoring SpA (B)	235,565	1,469,730
Cerved Group SpA	103,506	1,189,116
ECN Capital Corp.	403,640	1,120,145
KBC Ancora	26,439	1,450,811
Voya Financial, Inc.	11,880	600,178
Insurance 3.1%
Ageas	44,075	2,363,970
AIA Group, Ltd.	228,000	1,995,810
American International Group, Inc.	1,500	82,815
Athene Holding, Ltd., Class A (A)	54,000	2,476,980
Aviva PLC	287,701	1,885,511
Intact Financial Corp.	18,943	1,445,135
Ping An Insurance Group Company of China, Ltd., H Shares	324,500	3,020,861
Sabre Insurance Group PLC (A)(B)	119,800	437,534
Sony Financial Holdings, Inc.	270,100	5,190,367
Tokio Marine Holdings, Inc.	51,700	2,459,675
Trupanion, Inc. (A)	46,932	1,952,371
Unum Group	34,098	1,354,714
Mortgage real estate investment trusts 0.0%
Redwood Trust, Inc.	10,400	174,824
Thrifts and mortgage finance 0.1%
MGIC Investment Corp. (A)	75,619	943,725
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 15.8%		$124,679,340
Biotechnology 5.0%
Aduro Biotech, Inc. (A)	140,350	821,048
Aimmune Therapeutics, Inc. (A)	24,460	707,383
Alder Biopharmaceuticals, Inc. (A)	113,975	2,159,826
Alkermes PLC (A)	8,165	358,035
Arcus Biosciences, Inc. (A)	96,531	1,129,413
Arena Pharmaceuticals, Inc. (A)	18,232	703,573
BeiGene, Ltd., ADR (A)	23,245	4,408,647
Biohaven Pharmaceutical Holding Company, Ltd. (A)	10,100	348,652
Coherus Biosciences, Inc. (A)	136,566	2,601,582
Dyax Corp. (A)(C)	107,720	425,494
Exact Sciences Corp. (A)	13,310	777,970
Five Prime Therapeutics, Inc. (A)	35,091	522,856
G1 Therapeutics, Inc. (A)	70,325	3,611,189
Galapagos NV (A)	16,871	1,856,323
Galapagos NV (A)	8,493	934,488
Genmab A/S (A)	16,643	2,851,556
Genus PLC	33,718	1,269,877
GlycoMimetics, Inc. (A)	112,466	1,652,126
Heron Therapeutics, Inc. (A)	50,481	1,890,513
Innate Pharma SA (A)	59,361	339,456
Invitae Corp. (A)	143,017	1,264,270
Ironwood Pharmaceuticals, Inc. (A)	77,727	1,498,577
Jounce Therapeutics, Inc. (A)	54,110	382,017
Karyopharm Therapeutics, Inc. (A)	157,980	2,808,884
Momenta Pharmaceuticals, Inc. (A)	61,151	1,810,070
Portola Pharmaceuticals, Inc. (A)	10,377	371,497
Prothena Corp. PLC (A)	3,500	52,010
Radius Health, Inc. (A)	20,614	494,736
Regeneron Pharmaceuticals, Inc. (A)	200	73,602
UroGen Pharma, Ltd. (A)	30,000	1,356,000
Zealand Pharma A/S, ADR (A)	16,705	239,884
Health care equipment and supplies 2.3%
AtriCure, Inc. (A)	66,730	1,911,815
Baxter International, Inc.	43,980	3,186,351
Boston Scientific Corp. (A)	33,637	1,130,540
Cardiovascular Systems, Inc. (A)	37,497	1,422,261
Danaher Corp.	15,945	1,635,638
Edwards Lifesciences Corp. (A)	12,705	1,809,827
Globus Medical, Inc., Class A (A)	21,684	1,116,292
Insulet Corp. (A)	8,145	677,338
Intuitive Surgical, Inc. (A)	2,229	1,132,756
K2M Group Holdings, Inc. (A)	38,837	791,110
Siemens Healthineers AG (A)(B)	5,600	249,399
STERIS PLC	8,930	1,022,217
Stryker Corp.	9,435	1,540,264
Teleflex, Inc.	3,000	818,130
Health care providers and services 1.7%
Acadia Healthcare Company, Inc. (A)	22,870	902,908
Centene Corp. (A)	7,400	964,442
China Resources Phoenix Healthcare Holdings Company, Ltd.	577,740	537,299
Cross Country Healthcare, Inc. (A)	8,679	101,805
Humana, Inc.	627	196,991
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (A)	9,036	$1,584,372
LifePoint Health, Inc. (A)	10,985	711,828
R1 RCM, Inc. (A)	201,437	1,615,525
UDG Healthcare PLC	22,103	243,345
UnitedHealth Group, Inc.	2,230	564,681
Universal Health Services, Inc., Class B	29,875	3,647,738
WellCare Health Plans, Inc. (A)	7,399	1,978,641
Health care technology 0.4%
Cerner Corp. (A)	11,630	721,990
HMS Holdings Corp. (A)	45,723	1,094,151
Teladoc, Inc. (A)	19,757	1,182,456
Life sciences tools and services 0.5%
Bio-Techne Corp.	4,767	765,771
ICON PLC (A)	6,357	884,640
PRA Health Sciences, Inc. (A)	9,364	984,531
Tecan Group AG	3,877	983,648
Pharmaceuticals 5.9%
Aerie Pharmaceuticals, Inc. (A)	240	16,212
Allergan PLC	20,572	3,787,099
Amneal Pharmaceuticals, Inc. (A)	47,707	914,543
Assembly Biosciences, Inc. (A)	26,200	1,158,826
AstraZeneca PLC	93,007	7,159,324
Bristol-Myers Squibb Company	9,267	544,436
China Traditional Chinese Medicine Holdings Company, Ltd.	1,218,550	898,917
Chugai Pharmaceutical Company, Ltd.	26,605	1,353,282
Dermira, Inc. (A)	48,445	471,854
Eisai Company, Ltd.	71,825	6,183,568
Eli Lilly & Company	1,576	155,725
Hikma Pharmaceuticals PLC	107,034	2,303,250
Hutchison China MediTech, Ltd., ADR (A)	18,449	586,125
Intersect ENT, Inc. (A)	36,375	1,176,731
Kyowa Hakko Kirin Company, Ltd.	33,750	641,260
Mylan NV (A)	25,541	952,935
Novartis AG	19,235	1,614,234
Ocular Therapeutix, Inc. (A)	113,760	631,368
Ono Pharmaceutical Company, Ltd.	137,940	3,259,420
Otonomy, Inc. (A)	61,329	202,386
Revance Therapeutics, Inc. (A)	63,548	1,827,005
Roche Holding AG	11,986	2,944,317
Sino Biopharmaceutical, Ltd.	1,656,367	2,268,596
Takeda Pharmaceutical Company, Ltd.	13,700	578,453
Teva Pharmaceutical Industries, Ltd., ADR	75,900	1,817,046
The Medicines Company (A)	36,135	1,435,644
Tricida, Inc. (A)	13,022	307,970
UCB SA	19,268	1,656,560
Industrials 5.3%		41,994,620
Aerospace and defense 1.0%
Cobham PLC (A)	808,294	1,325,202
Harris Corp.	2,471	407,591
Mercury Systems, Inc. (A)	561	23,411
Safran SA	33,838	4,196,038
Ultra Electronics Holdings PLC	99,170	2,148,863
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Airlines 0.3%
Azul SA, ADR (A)	82,205	$1,574,226
JetBlue Airways Corp. (A)	46,406	835,308
Building products 0.3%
Cie de Saint-Gobain	25,846	1,149,069
Fortune Brands Home & Security, Inc.	14,755	855,790
Commercial services and supplies 0.7%
ADT, Inc.	30,738	276,949
Atento SA	211,075	1,540,848
Clean Harbors, Inc. (A)	29,700	1,690,821
Edenred	49,569	1,944,371
The Brink's Company	4,951	395,337
Construction and engineering 0.2%
China Machinery Engineering Corp., H Shares	3,141,000	1,682,817
Machinery 0.4%
FANUC Corp.	1,402	282,701
IDEX Corp.	17,717	2,720,977
ITT, Inc.	1,628	92,259
The Middleby Corp. (A)	17	1,742
Marine 0.3%
Irish Continental Group PLC	382,712	2,348,303
Professional services 1.4%
CoStar Group, Inc. (A)	4,000	1,663,400
Equifax, Inc. (D)	27,146	3,406,823
Experian PLC	96,444	2,367,911
Huron Consulting Group, Inc. (A)	31,785	1,387,415
TransUnion	22,073	1,598,085
TriNet Group, Inc. (A)	17,236	928,159
Road and rail 0.6%
CSX Corp.	44,641	3,155,226
Genesee & Wyoming, Inc., Class A (A)	14,661	1,260,846
Trading companies and distributors 0.1%
Air Lease Corp.	16,700	734,132
Information technology 10.7%		84,299,009
Communications equipment 0.3%
Quantenna Communications, Inc. (A)	16,371	260,790
Telefonaktiebolaget LM Ericsson, B Shares	237,362	1,863,351
Electronic equipment, instruments and components 0.5%
Chroma ATE, Inc.	164,000	925,469
Fabrinet (A)	8,633	337,723
Flex, Ltd. (A)	26,217	365,989
II-VI, Inc. (A)	1,435	56,252
IPG Photonics Corp. (A)	1,267	207,839
Itron, Inc. (A)	5,309	324,911
Sunny Optical Technology Group Company, Ltd.	33,100	549,017
Zebra Technologies Corp., Class A (A)	6,729	928,131
Internet software and services 3.7%
Akamai Technologies, Inc. (A)	11,532	867,898
Alibaba Group Holding, Ltd., ADR (A)(D)	19,690	3,686,559
Alphabet, Inc., Class A (A)	236	289,624
Alphabet, Inc., Class C (A)	1,241	1,510,620
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Blucora, Inc. (A)	9,100	$316,225
Cafe24 Corp. (A)	2,748	394,327
Cloudera, Inc. (A)	59,929	802,449
Delivery Hero SE (A)(B)	8,877	504,144
eBay, Inc. (A)	32,617	1,091,039
Facebook, Inc., Class A (A)	342	59,022
GoDaddy, Inc., Class A (A)	21,354	1,572,081
Just Eat PLC (A)	128,473	1,335,442
Mimecast, Ltd. (A)	70,718	2,539,483
Spotify Technology SA (A)	39,072	7,143,534
Tencent Holdings, Ltd.	94,868	4,317,857
The Trade Desk, Inc., Class A (A)	8,997	758,627
VeriSign, Inc. (A)	439	63,756
Wix.com, Ltd. (A)	5,363	509,485
Yandex NV, Class A (A)	33,849	1,217,210
IT services 1.3%
Accenture PLC, Class A	8,466	1,348,888
Alliance Data Systems Corp.	4,933	1,109,333
Automatic Data Processing, Inc.	7,230	975,978
EPAM Systems, Inc. (A)	1,203	156,643
EVERTEC, Inc.	47,163	1,098,898
ExlService Holdings, Inc. (A)	8,620	514,097
FleetCor Technologies, Inc. (A)	1,435	311,395
Genpact, Ltd.	26,200	795,956
Global Payments, Inc.	1,918	215,909
GreenSky, Inc., Class A (A)	5,100	88,230
Mastercard, Inc., Class A	311	61,578
PayPal Holdings, Inc. (A)	4,788	393,286
Total System Services, Inc.	965	88,336
Visa, Inc., Class A	22,261	3,043,969
Semiconductors and semiconductor equipment 1.7%
Advanced Micro Devices, Inc. (A)	94,651	1,734,953
Broadcom, Inc.	5,373	1,191,570
First Solar, Inc. (A)	446	23,348
FormFactor, Inc. (A)	42,995	556,785
KLA-Tencor Corp.	5,527	648,980
Marvell Technology Group, Ltd.	128,860	2,746,007
Microchip Technology, Inc.	28,270	2,641,266
NVIDIA Corp.	1,881	460,582
Sino-American Silicon Products, Inc. (A)	182,000	626,783
SunPower Corp. (A)	122,245	887,499
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	32,773	1,350,575
Teradyne, Inc.	17,278	747,274
Software 2.9%
Adobe Systems, Inc. (A)	7,230	1,769,036
Atlassian Corp. PLC, Class A (A)	1,550	112,236
Blackbaud, Inc.	9,790	977,140
Fair Isaac Corp. (A)	15,765	3,176,017
Globant SA (A)	37,500	2,079,000
Guidewire Software, Inc. (A)	5,826	502,201
HubSpot, Inc. (A)	17,306	2,147,675
Intuit, Inc.	6,317	1,290,184
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	6,504	$689,944
Nexon Company, Ltd. (A)	162,664	2,343,772
salesforce.com, Inc. (A)	16,957	2,325,653
ServiceNow, Inc. (A)	11,484	2,020,725
SS&C Technologies Holdings, Inc.	25,224	1,338,638
Workday, Inc., Class A (A)	16,298	2,021,278
Technology hardware, storage and peripherals 0.3%
Apple, Inc.	483	91,910
Cray, Inc. (A)	20,222	504,539
NetApp, Inc.	996	77,210
Samsung Electronics Company, Ltd.	14,783	613,646
Samsung Electronics Company, Ltd., GDR (B)	1,560	1,601,233
Materials 1.6%		12,451,039
Chemicals 0.4%
Nutrien, Ltd.	16,186	877,443
The Mosaic Company	76,746	2,310,822
Construction materials 0.3%
LafargeHolcim, Ltd. (A)	19,077	972,817
Summit Materials, Inc., Class A (A)	20,694	519,419
Vulcan Materials Company	11,438	1,281,056
Containers and packaging 0.5%
Ball Corp.	15,308	596,553
Packaging Corp. of America	26,278	2,966,786
Metals and mining 0.4%
ArcelorMittal	38,030	1,211,256
Barrick Gold Corp.	66,617	745,444
Eldorado Gold Corp. (A)	370,918	404,301
Kinross Gold Corp. (A)	156,984	565,142
Real estate 0.8%		6,390,488
Equity real estate investment trusts 0.5%
Dream Global Real Estate Investment Trust	318,654	3,412,269
Grivalia Properties REIC AE	23,255	233,146
Simon Property Group, Inc.	527	92,863
Real estate management and development 0.3%
Aedas Homes SAU (A)(B)	24,227	857,186
BR Properties SA	746,925	1,795,024
Telecommunication services 1.3%		9,997,585
Diversified telecommunication services 1.3%
China Unicom Hong Kong, Ltd.	3,529,000	4,357,484
China Unicom Hong Kong, Ltd., ADR	78,583	978,358
Hellenic Telecommunications Organization SA	203,499	2,644,585
ORBCOMM, Inc. (A)	70,378	672,814
Verizon Communications, Inc.	26,033	1,344,344
Utilities 1.3%		10,339,065
Electric utilities 0.3%
Edison International	39,594	2,638,148
Independent power and renewable electricity producers 0.4%
China Longyuan Power Group Corp., Ltd., H Shares	1,187,000	1,105,622
China Resources Power Holdings Company, Ltd.	849,345	1,640,642
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Utilities (continued)
Multi-utilities 0.4%
E.ON SE	127,037	$1,433,259
Sempra Energy	13,900	1,606,701
Water utilities 0.2%

Cia de Saneamento do Parana	161,420	1,914,693
Preferred securities 0.5%		$3,998,865
(Cost $3,501,219)
Financials 0.4%		2,994,108
Diversified financial services 0.4%
Mandatory Exchangeable Trust, 5.750% (B)	14,251	2,994,108
Industrials 0.1%		571,631
Machinery 0.1%
Randon SA Implementos e Participacoes	312,300	571,631
Utilities 0.0%		433,126
Electric utilities 0.0%
Cia Paranaense de Energia, B Shares	79,300	433,126
Warrants 0.0%		$77,363
(Cost $177,282)
Alta Mesa Resources, Inc. (Expiration Date: 2-9-23; Strike Price: $11.50) (A)	70,330	77,363

	Contracts/Notional amount	Value
Purchased options 0.3%		$2,652,392
(Cost $5,595,193)
Calls 0.1%		1,145,895
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company) (A)(E)	20,020,323	297,222
Over the Counter Option on United Bank, Ltd. (Expiration Date: 6-28-19; Strike Price: $0.00; Counterparty: JPMorgan Chase Bank N.A.) (A)(E)	229,600	328,426
Over the Counter Option on Vincom Retail JSC (Expiration Date: 10-9-27; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (A)(E)	252,467	442,512
Over the Counter Option on Vincom Retail JSC (Expiration Date: 4-30-28; Strike Price: $0.00; Counterparty: Deutsche Bank AG) (A)(E)	16,409	77,735
Puts 0.2%		1,506,497
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-17-18; Strike Price: $170.00; Notional Amount: 196,100) (A)	1,961	179,432
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-21-18; Strike Price: $170.00; Notional Amount: 97,000) (A)	970	234,255
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-21-18; Strike Price: $172.00; Notional Amount: 37,800) (A)	378	108,486
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-21-18; Strike Price: $174.00; Notional Amount: 44,900) (A)	449	153,558
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 8-17-18; Strike Price: $152.00; Notional Amount: 88,600) (A)	886	12,404
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-21-18; Strike Price: $152.00; Notional Amount: 88,600) (A)	886	60,691
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-17-18; Strike Price: $2,550.00; Notional Amount: 9,300) (A)	93	12,788
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-17-18; Strike Price: $2,585.00; Notional Amount: 14,500) (A)	145	24,650
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-21-18; Strike Price: $2,650.00; Notional Amount: 3,600) (A)	36	42,120
Exchange Traded Option on SPDR EURO STOXX 50 ETF (Expiration Date: 8-17-18; Strike Price: $38.00; Notional Amount: 149,800) (A)	1,498	7,490
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on SPDR S&P Regional Banking ETF (Expiration Date: 9-21-18; Strike Price: $61.00; Notional Amount: 112,000) (A)	1,120	$152,880
Over the Counter Option on 1 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.250% (Expiration Date: 1-14-19; Strike Rate: 3.250%; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	16,945,000	125,415
Over the Counter Option on EURO STOXX 50 Index (Expiration Date: 8-17-18; Strike Price: EUR 3,225.00; Counterparty: Morgan Stanley & Company, Inc.) (A)(E)	5,483	9,927
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 10-19-18; Strike Price: EUR 105.64; Counterparty: JPMorgan Chase Bank N.A.) (A)(E)	39,880	54,214
Over the Counter Option on Financial Select Sector SPDR Fund FLEX Options (Expiration Date: 9-19-18; Strike Price: $26.50; Counterparty: Morgan Stanley & Company, Inc.; Notional Amount: 258,800) (A)	2,588	53,060
Over the Counter Option on iShares Russell 2000 Growth ETF (Expiration Date: 9-21-18; Strike Price: $199.64; Counterparty: JPMorgan Clearing Corp.) (A)(E)	81,598	199,171
Over the Counter Option on SPDR S&P Regional Banking ETF (Expiration Date: 10-19-18; Strike Price: $58.05; Counterparty: Goldman Sachs & Company) (A)(E)	84,171	75,956

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 34.2%				$269,752,183
(Cost $269,750,271)
U.S. Government 33.1%				260,902,365
U.S. Treasury Bill	1.815	08-02-18	19,695,000	19,694,016
U.S. Treasury Bill (D)	1.865	08-09-18	21,500,000	21,491,173
U.S. Treasury Bill (D)	1.882	09-13-18	11,685,000	11,658,726
U.S. Treasury Bill (D)	1.891	08-23-18	22,110,000	22,084,699
U.S. Treasury Bill (D)	1.893	08-30-18	17,795,000	17,767,800
U.S. Treasury Bill (D)	1.900	09-27-18	17,805,000	17,751,860
U.S. Treasury Bill (D)	1.903	10-04-18	32,450,000	32,339,382
U.S. Treasury Bill (D)	1.924	09-06-18	25,595,000	25,546,817
U.S. Treasury Bill (D)	1.929	10-11-18	2,825,000	2,814,198
U.S. Treasury Bill (D)	1.940	09-20-18	14,215,000	14,177,735
U.S. Treasury Bill	1.950	11-01-18	18,015,000	17,923,326
U.S. Treasury Bill (D)	1.972	10-25-18	32,215,000	32,065,916
U.S. Treasury Bill (D)	1.975	10-18-18	25,695,000	25,586,717

	Yield (%)	Shares	Value
Money market funds 1.1%			8,849,818
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8296(F)	8,849,818	8,849,818

Total investments (Cost $719,315,764) 97.5%	$769,118,237
Other assets and liabilities, net 2.5%	19,826,461
Total net assets 100.0%	$788,944,698

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 7-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 7-31-18:
United States	70.0%
Japan	3.8%
China	3.7%
United Kingdom	3.1%
Canada	2.7%
Hong Kong	1.6%
Sweden	1.6%
Switzerland	1.5%
France	1.4%
Brazil	1.3%
Other countries	9.3%
TOTAL	100.0%
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
SGX Nifty 50 Index Futures	171	Short	Aug 2018	$(3,801,269)	$(3,905,982)	$(104,713)
						$(104,713)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	4,915,000	USD	3,634,874	Goldman Sachs International	9/19/2018	$17,443	—
CAD	4,830,000	USD	3,642,168	Morgan Stanley and Company International PLC	9/19/2018	73,824	—
CHF	1,465,000	USD	1,494,834	JPMorgan Chase Bank N.A.	9/19/2018	—	$(9,412)
EUR	168,000	USD	198,769	Goldman Sachs International	9/19/2018	—	(1,626)
EUR	167,000	USD	198,660	JPMorgan Chase Bank N.A.	9/19/2018	—	(2,690)
EUR	2,952,000	USD	3,506,554	Morgan Stanley and Company International PLC	9/19/2018	—	(42,461)
HKD	5,206,000	USD	664,526	Morgan Stanley and Company International PLC	9/19/2018	—	(542)
JPY	435,058,000	USD	3,927,225	Goldman Sachs International	8/31/2018	—	(29,077)
JPY	141,500,000	USD	1,288,759	Morgan Stanley and Company International PLC	9/19/2018	—	(19,221)
MXN	118,630,000	USD	5,755,560	BNP Paribas SA	9/19/2018	559,818	—
SGD	330,000	USD	242,342	Morgan Stanley and Company International PLC	8/31/2018	174	—
USD	3,661,700	AUD	4,915,000	Goldman Sachs International	9/19/2018	9,383	—
USD	3,668,317	CAD	4,830,000	Goldman Sachs International	9/19/2018	—	(47,674)
USD	1,479,827	CHF	1,465,000	Morgan Stanley and Company International PLC	9/19/2018	—	(5,595)
USD	2,203,508	CNY	14,195,000	Goldman Sachs International	9/19/2018	118,671	—
USD	7,296,414	CNY	48,025,000	Standard Chartered Bank	9/19/2018	242,924	—
USD	13,840,206	EUR	11,805,000	State Street Bank and Trust Company	8/31/2018	7,195	—
USD	3,680,343	EUR	3,102,000	Goldman Sachs International	9/19/2018	40,229	—
USD	3,692,694	EUR	2,952,000	Morgan Stanley and Company International PLC	9/19/2018	228,601	—
USD	7,833,210	GBP	5,960,000	Citibank N.A.	8/31/2018	1,251	—
USD	3,480,606	GBP	2,598,000	Goldman Sachs International	9/19/2018	63,816	—
USD	772,535	JPY	85,600,000	Deutsche Bank AG London	9/19/2018	4,532	—
USD	2,445,828	JPY	268,541,000	Morgan Stanley and Company International PLC	9/19/2018	36,478	—
USD	5,833,354	MXN	118,630,000	Goldman Sachs International	9/19/2018	—	(482,023)
USD	5,742,482	SGD	7,675,000	Morgan Stanley and Company International PLC	8/10/2018	104,365	—
						$1,508,704	$(640,321)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Morgan Stanley and Company International	Financial Select Sector SPDR Fund FLEX Options	USD	23.75	Sep 2018	2,588	258,800	$38,722	$(12,547)
JPMorgan Chase Bank	iShares Russell 2000 Growth ETF	USD	178.63	Sep 2018	81,598	81,598	46,707	(52,948)
							$85,429	$(65,495)
Exchange-traded	Invesco QQQ Trust Series 1	USD	150.00	Sep 2018	970	97,000	68,506	(42,680)
Exchange-traded	iShares Russell 2000 ETF	USD	136.00	Aug 2018	886	88,600	52,239	(2,658)
Exchange-traded	iShares Russell 2000 ETF	USD	136.00	Sep 2018	886	88,600	86,792	(17,277)
Exchange-traded	Patterson-UTI Energy, Inc.	USD	14.00	Feb 2019	955	95,500	93,553	(66,850)
Exchange-traded	SPDR EURO STOXX 50 ETF	USD	33.00	Aug 2018	1,498	149,800	35,895	(1,498)
Exchange-traded	SPDR S&P Regional Banking ETF	USD	55.00	Sep 2018	1,120	112,000	38,037	(32,480)
							$375,022	$(163,443)
							$460,451	$(228,938)

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	S&P 500 Index	USD	2,250.00	Aug 2018	93	9,300	$42,962	$(3,255)
Exchange-traded	S&P 500 Index	USD	2,315.00	Aug 2018	86	8,600	64,239	(4,085)
Exchange-traded	S&P 500 Index	USD	2,325.00	Sep 2018	36	3,600	50,291	(10,440)
							$157,492	$(17,780)
							$157,492	$(17,780)

Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	USD	135.00	Sep 2021	20,020,323	271,275	(47,869)
						$271,275	$(47,869)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	Republic of Korea	11,800,000	USD	$ 11,800,000	1.000%	Quarterly	Jun 2023	$ (271,732)	$ (43,048)	$ (314,780)
				$11,800,000				$(271,732)	$(43,048)	$(314,780)

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	7,191,591	May 2020	Deutsche Bank AG	—	$43,833	$43,833
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR + 0.20%	Monthly	USD	1,229,677	May 2020	Deutsche Bank AG	—	7,224	7,224
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	2,443,470	May 2020	Deutsche Bank AG	—	15,018	15,018
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR	Monthly	USD	3,350,207	May 2020	Deutsche Bank AG	—	19,985	19,985
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.11%	Monthly	USD	14,122,623	May 2020	Deutsche Bank AG	—	(307,549)	(307,549)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	2,387,259	May 2020	Deutsche Bank AG	—	13,579	13,579
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	230,161	May 2020	Deutsche Bank AG	—	1,320	1,320
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	141,324	May 2020	Deutsche Bank AG	—	811	811
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	868,159	May 2020	Deutsche Bank AG	—	4,938	4,938
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.07%	Monthly	USD	272,009	May 2020	Deutsche Bank AG	—	1,386	1,386
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,105,564	May 2020	Deutsche Bank AG	—	19,614	19,614
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	170,134	May 2020	Deutsche Bank AG	—	661	661
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	142,815	May 2020	Deutsche Bank AG	—	555	555
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.77%	Monthly	USD	902,280	May 2020	Deutsche Bank AG	—	(8,132)	(8,132)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	633,454	May 2020	Deutsche Bank AG	—	9,699	9,699
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	1,255,441	May 2020	Deutsche Bank AG	—	19,376	19,376
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	214,727	May 2020	Deutsche Bank AG	—	2,856	2,856
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,284,968	May 2020	Deutsche Bank AG	—	20,754	20,754
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	2,623,436	May 2020	Deutsche Bank AG	—	$23,828	$23,828
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.75%	Monthly	USD	112,560	May 2020	Deutsche Bank AG	—	1,028	1,028
Pay	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month USD LIBOR + 0.02%	Monthly	USD	1,568,066	May 2020	Deutsche Bank AG	—	(3,166)	(3,166)
Pay	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month USD LIBOR + 0.02%	Monthly	USD	564,956	May 2020	Deutsche Bank AG	—	(1,104)	(1,104)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	4,122,299	May 2020	Deutsche Bank AG	—	30,373	30,373
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.05%	Monthly	USD	1,794,264	May 2020	Deutsche Bank AG	—	13,450	13,450
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.43%	Monthly	USD	16,600,949	May 2020	Deutsche Bank AG	—	26,740	26,740
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	6,478,275	May 2020	Deutsche Bank AG	—	108,290	108,290
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	239,006	May 2020	Deutsche Bank AG	—	4,006	4,006
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.40%	Monthly	USD	144,501	May 2020	Deutsche Bank AG	—	2,423	2,423
Pay	iShares Russell 2000 Index	1-Month USD LIBOR - 0.03%	Monthly	USD	29,374,837	May 2020	Deutsche Bank AG	—	488,969	488,969
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	5,152,632	May 2020	Deutsche Bank AG	—	73,362	73,362
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	2,197,159	May 2020	Deutsche Bank AG	—	31,395	31,395
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 0.29%	Monthly	USD	2,925,254	May 2020	Deutsche Bank AG	—	41,839	41,839
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	5,590,759	May 2020	Deutsche Bank AG	—	48,674	48,674
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	2,202,306	May 2020	Deutsche Bank AG	—	19,174	19,174
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	11,803,770	May 2020	Deutsche Bank AG	—	102,765	102,765
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	134,559	May 2020	Deutsche Bank AG	—	1,178	1,178
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.73%	Monthly	USD	4,101,236	May 2020	Deutsche Bank AG	—	34,004	34,004
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	411,630	May 2020	Deutsche Bank AG	—	(1,143)	(1,143)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	4,999,428	May 2020	Deutsche Bank AG	—	112,855	112,855
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	3,751,989	May 2020	Deutsche Bank AG	—	164,437	164,437
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	7,748,525	May 2020	Deutsche Bank AG	—	139,988	139,988
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	123,312	May 2020	Deutsche Bank AG	—	2,789	2,789
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	145,719	May 2020	Deutsche Bank AG	—	6,394	6,394
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.50%	Monthly	USD	158,586	May 2020	Deutsche Bank AG	—	2,873	2,873
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	246,623	May 2020	Deutsche Bank AG	—	5,447	5,447
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.40%	Monthly	USD	132,797	May 2020	Deutsche Bank AG	—	2,933	2,933
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 2.50%	Monthly	USD	2,824,380	May 2020	Deutsche Bank AG	—	(288)	(288)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	3,917,485	May 2020	Deutsche Bank AG	—	150,931	150,931
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	339,085	May 2020	Deutsche Bank AG	—	13,047	13,047
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 4.00%	Monthly	USD	127,651	May 2020	Deutsche Bank AG	—	4,913	4,913
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR + 0.15%	Monthly	USD	282,526	May 2020	Deutsche Bank AG	—	(2,206)	(2,206)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR - 0.87%	Monthly	USD	39,196,881	May 2020	Deutsche Bank AG	—	1,724,443	1,724,443
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	2,774,027	May 2020	Deutsche Bank AG	—	34,775	34,775
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 1.90%	Monthly	USD	14,014,641	May 2020	Deutsche Bank AG	—	(501,421)	(501,421)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	17,196,311	May 2020	Deutsche Bank AG	—	294,459	294,459
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	1,060,991	May 2020	Deutsche Bank AG	—	18,168	18,168
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,144,088	May 2020	Deutsche Bank AG	—	68,251	68,251
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	8,488,959	May 2020	Deutsche Bank AG	—	(63,883)	(63,883)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,167,562	May 2020	Deutsche Bank AG	—	$(8,732)	$(8,732)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	67,602	May 2020	Deutsche Bank AG	—	(509)	(509)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	2,834,674	May 2020	Deutsche Bank AG	—	(21,171)	(21,171)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,289,954	May 2020	Deutsche Bank AG	—	(26,453)	(26,453)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	1,156,070	May 2020	Deutsche Bank AG	—	(9,295)	(9,295)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR + 0.05%	Monthly	USD	5,129,864	May 2020	Deutsche Bank AG	—	(42,024)	(42,024)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.90%	Monthly	USD	8,912,609	May 2020	Deutsche Bank AG	—	(80,573)	(80,573)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	5,796,363	May 2020	Deutsche Bank AG	—	139,906	139,906
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	250,705	May 2020	Deutsche Bank AG	—	6,079	6,079
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	178,945	May 2020	Deutsche Bank AG	—	4,339	4,339
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 3.25%	Monthly	USD	274,140	May 2020	Deutsche Bank AG	—	6,293	6,293
Pay	CN Property BETA	1-Month HKD HIBOR - 0.10%	Monthly	HKD	2,898,049	May 2020	Goldman Sachs International	—	(11,250)	(11,250)
Pay	CN Property BETA	1-Month HKD HIBOR - 0.20%	Monthly	HKD	7,300,310	May 2020	Goldman Sachs International	—	(28,559)	(28,559)
Pay	CSI 300 Index	1-Month USD LIBOR - 4.00%	Monthly	USD	539	May 2020	Goldman Sachs International	—	243	243
Pay	CSI 300 Index	1-Month USD LIBOR - 4.00%	Monthly	USD	103	May 2020	Goldman Sachs International	—	46	46
Pay	CSI 300 Index	1-Month USD LIBOR - 4.00%	Monthly	USD	44	May 2020	Goldman Sachs International	—	20	20
Pay	CSI 300 Index	1-Month USD LIBOR - 4.00%	Monthly	USD	44	May 2020	Goldman Sachs International	—	20	20
Pay	CSI 300 Index	1-Month USD LIBOR - 4.00%	Monthly	USD	103	May 2020	Goldman Sachs International	—	(15,135)	(15,135)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	1,329,668	May 2020	Goldman Sachs International	—	(6,745)	(6,745)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,221,229	May 2020	Goldman Sachs International	—	(6,263)	(6,263)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.46%	Monthly	USD	2,489,854	May 2020	Goldman Sachs International	—	(12,770)	(12,770)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.26%	Monthly	USD	1,088,707	May 2020	Goldman Sachs International	—	(3,281)	(3,281)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,029,432	May 2020	Goldman Sachs International	—	(5,280)	(5,280)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.29%	Monthly	USD	1,353,274	May 2020	Goldman Sachs International	—	(7,116)	(7,116)
Pay	iShares Russell 2000 Index	1-Month USD LIBOR - 0.33%	Monthly	USD	4,463,372	May 2020	Goldman Sachs International	—	76,183	76,183
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	3,999,424	May 2020	Goldman Sachs International	—	(17,426)	(17,426)
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	8,449,412	May 2020	Goldman Sachs International	—	(38,381)	(38,381)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,147,438	May 2020	Goldman Sachs International	—	39,083	39,083
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 2.15%	Monthly	USD	3,118,610	May 2020	Goldman Sachs International	—	27,405	27,405
Pay	Markit iBoxx EUR Liquid High Yield Index	3-Month EUR EURIBOR	Quarterly	EUR	2,010,000	Sep 2018	JPMorgan Chase Bank	$(1,148)	(6,332)	(7,480)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	148,207	May 2020	JPMorgan Chase Bank	—	(800)	(800)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	308,028	May 2020	JPMorgan Chase Bank	—	(4,106)	(4,106)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,947,177	May 2020	JPMorgan Chase Bank	—	(25,959)	(25,959)
Pay	iShares iBoxx $ High Yield	1-Month USD LIBOR - 0.33%	Monthly	USD	861,097	May 2020	JPMorgan Chase Bank	—	(5,098)	(5,098)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	991,614	May 2020	JPMorgan Chase Bank	—	(69,207)	(69,207)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,210,976	May 2020	JPMorgan Chase Bank	—	(84,179)	(84,179)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	2,476,326	May 2020	JPMorgan Chase Bank	—	(98,918)	(98,918)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.00%	Monthly	USD	1,254,752	May 2020	JPMorgan Chase Bank	—	(30,672)	(30,672)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	202,905	May 2020	JPMorgan Chase Bank	—	1,885	1,885
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	3,472,791	May 2020	JPMorgan Chase Bank	—	(37,294)	(37,294)
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	318,179	May 2020	JPMorgan Chase Bank	—	(7,649)	(7,649)
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.50%	Monthly	USD	1,958,443	May 2020	JPMorgan Chase Bank	—	(47,078)	(47,078)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.25%	Monthly	USD	764,275	May 2020	JPMorgan Chase Bank	—	40,747	40,747
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.10%	Monthly	USD	1,532,469	May 2020	JPMorgan Chase Bank	—	(17,456)	(17,456)
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	1,462,392	May 2020	JPMorgan Chase Bank	—	$(92,957)	$(92,957)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.85%	Monthly	USD	4,219,903	May 2020	JPMorgan Chase Bank	—	36,731	36,731
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.33%	Monthly	USD	6,653,130	May 2020	JPMorgan Chase Bank	—	(102,020)	(102,020)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.60%	Monthly	USD	786,574	May 2020	JPMorgan Chase Bank	—	(18,467)	(18,467)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	33,071	May 2020	Morgan Stanley and Company International	—	498	498
Pay	Energy Select SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	3,010,451	May 2020	Morgan Stanley and Company International	—	(66,659)	(66,659)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	2,189,993	May 2020	Morgan Stanley and Company International	—	(48,191)	(48,191)
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR - 0.45%	Monthly	USD	1,889,770	May 2020	Morgan Stanley and Company International	—	(42,948)	(42,948)
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	2,915,438	May 2020	Morgan Stanley and Company International	—	49,138	49,138
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	185,810	May 2020	Morgan Stanley and Company International	—	3,153	3,153
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	181,151	May 2020	Morgan Stanley and Company International	—	3,076	3,076
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR - 0.45%	Monthly	USD	241,535	May 2020	Morgan Stanley and Company International	—	3,893	3,893
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	184,617	May 2020	Morgan Stanley and Company International	—	(991)	(991)
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	144,237	May 2020	Morgan Stanley and Company International	—	(897)	(897)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 3.66%	Monthly	USD	61,470	May 2020	Morgan Stanley and Company International	—	(813)	(813)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR - 2.09%	Monthly	USD	1,258,086	May 2020	Morgan Stanley and Company International	—	(20,686)	(20,686)
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	844,416	May 2020	Morgan Stanley and Company International	—	28,281	28,281
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	1,401,327	May 2020	Morgan Stanley and Company International	—	35,270	35,270
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	290,676	May 2020	Morgan Stanley and Company International	—	7,316	7,316
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	580,233	May 2020	Morgan Stanley and Company International	—	14,551	14,551
Pay	iShares Dow Jones U.S. Technology ETF	1-Month USD LIBOR - 2.66%	Monthly	USD	176,309	May 2020	Morgan Stanley and Company International	—	3,856	3,856
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	2,470,165	May 2020	Morgan Stanley and Company International	—	41,309	41,309
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	201,452	May 2020	Morgan Stanley and Company International	—	3,388	3,388
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	204,174	May 2020	Morgan Stanley and Company International	—	3,325	3,325
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	850,725	May 2020	Morgan Stanley and Company International	—	13,865	13,865
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.66%	Monthly	USD	192,831	May 2020	Morgan Stanley and Company International	—	3,106	3,106
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	3,878,765	May 2020	Morgan Stanley and Company International	—	38,693	38,693
Pay	iShares iBoxx $ High Yield	1-Month USD LIBOR - 3.16%	Monthly	USD	1,715,363	May 2020	Morgan Stanley and Company International	—	(11,429)	(11,429)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	34,273	May 2020	Morgan Stanley and Company International	—	(271)	(271)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 7.08%	Monthly	USD	2,056,851	May 2020	Morgan Stanley and Company International	—	(15,390)	(15,390)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,232,506	May 2020	Morgan Stanley and Company International	—	(34,411)	(34,411)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	1,530,100	May 2020	Morgan Stanley and Company International	—	$(43,061)	$(43,061)
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	2,280,192	May 2020	Morgan Stanley and Company International	—	(65,159)	(65,159)
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	11,985,742	May 2020	Morgan Stanley and Company International	—	112,109	112,109
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	980,924	May 2020	Morgan Stanley and Company International	—	9,207	9,207
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	3,165,416	May 2020	Morgan Stanley and Company International	—	29,796	29,796
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	320,983	May 2020	Morgan Stanley and Company International	—	3,050	3,050
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.20%	Monthly	USD	569,899	May 2020	Morgan Stanley and Company International	—	(10,022)	(10,022)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,027,162	May 2020	Morgan Stanley and Company International	—	(20,407)	(20,407)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,135,438	May 2020	Morgan Stanley and Company International	—	(22,559)	(22,559)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,179,402	May 2020	Morgan Stanley and Company International	—	(23,432)	(23,432)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	2,393,139	May 2020	Morgan Stanley and Company International	—	(48,320)	(48,320)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	833,008	May 2020	Morgan Stanley and Company International	—	(16,787)	(16,787)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	545,010	May 2020	Morgan Stanley and Company International	—	(11,004)	(11,004)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	217,277	May 2020	Morgan Stanley and Company International	—	(4,387)	(4,387)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,182,490	May 2020	Morgan Stanley and Company International	—	(23,876)	(23,876)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	1,360,890	May 2020	Morgan Stanley and Company International	—	(27,478)	(27,478)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.25%	Monthly	USD	783,456	May 2020	Morgan Stanley and Company International	—	(15,695)	(15,695)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 1.05%	Monthly	USD	291,399	May 2020	Morgan Stanley and Company International	—	(5,973)	(5,973)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR - 0.35%	Monthly	USD	2,275,370	May 2020	Morgan Stanley and Company International	—	(47,752)	(47,752)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	73,689	May 2020	Morgan Stanley and Company International	—	897	897
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	184,327	May 2020	Morgan Stanley and Company International	—	2,268	2,268
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	3,635,321	May 2020	Morgan Stanley and Company International	—	45,612	45,612
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 0.55%	Monthly	USD	174,040	May 2020	Morgan Stanley and Company International	—	2,130	2,130
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR - 1.04%	Monthly	USD	3,453,354	May 2020	Morgan Stanley and Company International	—	(2,146)	(2,146)
Pay	iShares Russell 2000 Index	1-Month USD LIBOR - 0.66%	Monthly	USD	3,677,612	May 2020	Morgan Stanley and Company International	—	25,409	25,409
Pay	iShares Russell 2000 Index	1-Month USD LIBOR - 0.66%	Monthly	USD	496,975	May 2020	Morgan Stanley and Company International	—	3,217	3,217
Pay	iShares Russell 2000 Value ETF	1-Month USD LIBOR - 1.16%	Monthly	USD	1,005,313	May 2020	Morgan Stanley and Company International	—	(564)	(564)
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,465,852	May 2020	Morgan Stanley and Company International	—	16,904	16,904
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	3,471,706	May 2020	Morgan Stanley and Company International	—	40,035	40,035
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	2,601,071	May 2020	Morgan Stanley and Company International	—	$30,046	$30,046
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	5,690,194	May 2020	Morgan Stanley and Company International	—	65,769	65,769
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,609,696	May 2020	Morgan Stanley and Company International	—	18,769	18,769
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	114,214	May 2020	Morgan Stanley and Company International	—	1,255	1,255
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR - 0.91%	Monthly	USD	1,725,429	May 2020	Morgan Stanley and Company International	—	36,659	36,659
Pay	iShares S&P 500 Growth ETF	1-Month USD LIBOR - 1.36%	Monthly	USD	1,710,755	May 2020	Morgan Stanley and Company International	—	28,787	28,787
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.16%	Monthly	USD	1,350,987	May 2020	Morgan Stanley and Company International	—	43,022	43,022
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,007,680	May 2020	Morgan Stanley and Company International	—	50,337	50,337
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	264,355	May 2020	Morgan Stanley and Company International	—	11,303	11,303
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,383,710	May 2020	Morgan Stanley and Company International	—	58,535	58,535
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	168,798	May 2020	Morgan Stanley and Company International	—	5,106	5,106
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.42%	Monthly	USD	302,102	May 2020	Morgan Stanley and Company International	—	9,139	9,139
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	173,233	May 2020	Morgan Stanley and Company International	—	7,328	7,328
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 3.50%	Monthly	USD	209,938	May 2020	Morgan Stanley and Company International	—	5,362	5,362
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	1,267,890	May 2020	Morgan Stanley and Company International	—	62,927	62,927
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 2.39%	Monthly	USD	6,275,164	May 2020	Morgan Stanley and Company International	—	169,423	169,423
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	188,965	May 2020	Morgan Stanley and Company International	—	5,097	5,097
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	205,603	May 2020	Morgan Stanley and Company International	—	8,651	8,651
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 4.10%	Monthly	USD	306,135	May 2020	Morgan Stanley and Company International	—	8,258	8,258
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR - 1.41%	Monthly	USD	214,566	May 2020	Morgan Stanley and Company International	—	10,571	10,571
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	118,791	May 2020	Morgan Stanley and Company International	—	(651)	(651)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	150,339	May 2020	Morgan Stanley and Company International	—	(914)	(914)
Pay	iShares S&P Small-Cap 600 Growth ETF	1-Month USD LIBOR - 1.92%	Monthly	USD	37,780	May 2020	Morgan Stanley and Company International	—	(231)	(231)
Pay	iShares UK Property UCITS ETF	1-Month GBP LIBOR - 0.88%	Monthly	GBP	1,235,317	May 2020	Morgan Stanley and Company International	—	4,737	4,737
Pay	iShares UK Property UCITS ETF	1-Month GBP LIBOR - 0.88%	Monthly	GBP	440,988	May 2020	Morgan Stanley and Company International	—	(756)	(756)
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	189,801	May 2020	Morgan Stanley and Company International	—	11,326	11,326
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	142,040	May 2020	Morgan Stanley and Company International	—	7,989	7,989
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR - 3.22%	Monthly	USD	158,698	May 2020	Morgan Stanley and Company International	—	9,114	9,114
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	100,004	May 2020	Morgan Stanley and Company International	—	(623)	(623)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	319,274	May 2020	Morgan Stanley and Company International	—	$611	$611
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	129,660	May 2020	Morgan Stanley and Company International	—	263	263
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	162,165	May 2020	Morgan Stanley and Company International	—	331	331
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	48,397	May 2020	Morgan Stanley and Company International	—	57	57
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 1.04%	Monthly	USD	1,144,206	May 2020	Morgan Stanley and Company International	—	(18,395)	(18,395)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	2,995,494	May 2020	Morgan Stanley and Company International	—	(49,373)	(49,373)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	275,542	May 2020	Morgan Stanley and Company International	—	(10,096)	(10,096)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	1,829,786	May 2020	Morgan Stanley and Company International	—	(66,605)	(66,605)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR - 2.41%	Monthly	USD	185,593	May 2020	Morgan Stanley and Company International	—	(6,745)	(6,745)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	8,480,642	May 2020	Morgan Stanley and Company International	—	56,970	56,970
Pay	STOXX 600 Basic Resources Index	1-Month EUR EURIBOR - 0.45%	Monthly	EUR	264,403	May 2020	Morgan Stanley and Company International	—	(11,080)	(11,080)
Pay	STOXX 600 Basic Resources Index	1-Month EUR EURIBOR	Monthly	EUR	966,750	May 2020	Morgan Stanley and Company International	—	(40,407)	(40,407)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	10,323,999	May 2020	Morgan Stanley and Company International	—	(107,730)	(107,730)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR - 0.30%	Monthly	USD	4,754,663	May 2020	Morgan Stanley and Company International	—	(58,176)	(58,176)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	4,637,299	May 2020	Morgan Stanley and Company International	—	(66,872)	(66,872)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	305,017	May 2020	Morgan Stanley and Company International	—	(4,388)	(4,388)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	811,246	May 2020	Morgan Stanley and Company International	—	(11,650)	(11,650)
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR - 0.66%	Monthly	USD	97,921	May 2020	Morgan Stanley and Company International	—	(1,397)	(1,397)
Pay	Vanguard REIT ETF	1-Month USD LIBOR - 0.45%	Monthly	USD	11,425,887	May 2020	Morgan Stanley and Company International	—	(151,907)	(151,907)
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	251,326	May 2020	Morgan Stanley and Company International	—	5,476	5,476
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 1.81%	Monthly	USD	270,143	May 2020	Morgan Stanley and Company International	—	5,153	5,153
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR - 2.89%	Monthly	USD	151,447	May 2020	Morgan Stanley and Company International	—	2,879	2,879
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,710	May 2020	Deutsche Bank AG	—	(124,982)	(124,982)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	13,444	May 2020	Deutsche Bank AG	—	(6,569)	(6,569)
Receive	American Express Company	1-Month USD LIBOR + 0.30%	Monthly	USD	10,657	May 2020	Deutsche Bank AG	—	(5,207)	(5,207)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	804	May 2020	Deutsche Bank AG	—	3,638	3,638
Receive	Amgen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,675	May 2020	Deutsche Bank AG	—	7,118	7,118
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	99,884	May 2020	Deutsche Bank AG	—	(16,392)	(16,392)
Receive	Anima Holding SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	23,303	May 2020	Deutsche Bank AG	—	(3,815)	(3,815)
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,270	May 2020	Deutsche Bank AG	—	42,911	42,911
Receive	Atento SA	1-Month USD LIBOR + 0.30%	Monthly	USD	1,155	May 2020	Deutsche Bank AG	—	107	107
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	15,641	May 2020	Deutsche Bank AG	—	(116,463)	(116,463)
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	26,736	May 2020	Deutsche Bank AG	—	204,427	204,427
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.30%	Monthly	USD	29,808	May 2020	Deutsche Bank AG	—	(159,939)	(159,939)
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.30%	Monthly	USD	15,192	May 2020	Deutsche Bank AG	—	(81,515)	(81,515)
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Biogen, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,520	May 2020	Deutsche Bank AG	—	$(91,934)	$(91,934)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,000	May 2020	Deutsche Bank AG	—	(9,381)	(9,381)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	5,500	May 2020	Deutsche Bank AG	—	(25,801)	(25,801)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,500	May 2020	Deutsche Bank AG	—	(11,728)	(11,728)
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,086	May 2020	Deutsche Bank AG	—	(60,694)	(60,694)
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	1,097	May 2020	Deutsche Bank AG	—	(31,918)	(31,918)
Receive	CIGNA Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	9,911	May 2020	Deutsche Bank AG	—	57,472	57,472
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,508	May 2020	Deutsche Bank AG	—	14,145	14,145
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,500	May 2020	Deutsche Bank AG	—	23,205	23,205
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,093	May 2020	Deutsche Bank AG	—	(41,019)	(41,019)
Receive	EOG Resources, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	23,617	May 2020	Deutsche Bank AG	—	43,565	43,565
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	8,380	May 2020	Deutsche Bank AG	—	7,207	7,207
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	37,266	May 2020	Deutsche Bank AG	—	(8,536)	(8,536)
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	7,392	May 2020	Deutsche Bank AG	—	3,422	3,422
Receive	Fabrinet	1-Month USD LIBOR + 0.30%	Monthly	USD	3,351	May 2020	Deutsche Bank AG	—	1,551	1,551
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	41,446	May 2020	Deutsche Bank AG	—	(29,427)	(29,427)
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,696	May 2020	Deutsche Bank AG	—	(38,181)	(38,181)
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	494,100	May 2020	Deutsche Bank AG	$(19)	1,563	1,544
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	544,680	May 2020	Deutsche Bank AG	—	1,675	1,675
Receive	Humana, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	11,904	May 2020	Deutsche Bank AG	—	17,160	17,160
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	28,077	May 2020	Deutsche Bank AG	—	14,831	14,831
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,427	May 2020	Deutsche Bank AG	—	(18,441)	(18,441)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	18,166	May 2020	Deutsche Bank AG	—	(24,524)	(24,524)
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,493	May 2020	Deutsche Bank AG	—	(16,059)	(16,059)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	35,900	May 2020	Deutsche Bank AG	—	16,946	16,946
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,629	May 2020	Deutsche Bank AG	—	(22,710)	(22,710)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	42,259	May 2020	Deutsche Bank AG	—	(173,899)	(173,899)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,938	May 2020	Deutsche Bank AG	—	15,077	15,077
Receive	Roku, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	16,529	May 2020	Deutsche Bank AG	—	(10,349)	(10,349)
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	2,590	May 2020	Deutsche Bank AG	—	(18,502)	(18,502)
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	7,932	May 2020	Deutsche Bank AG	—	(56,666)	(56,666)
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	509	May 2020	Deutsche Bank AG	—	353	353
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,128	May 2020	Deutsche Bank AG	—	783	783
Receive	Sony Financial Holdings, Inc.	1-Month JPY LIBOR + 0.40%	Monthly	JPY	1,663	May 2020	Deutsche Bank AG	—	1,154	1,154
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	21,131	May 2020	Deutsche Bank AG	—	28,843	28,843
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	6,238	May 2020	Deutsche Bank AG	—	8,504	8,504
Receive	Teradyne, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	13,975	May 2020	Deutsche Bank AG	—	43,328	43,328
Receive	The ADT Corp.	1-Month USD LIBOR + 0.30%	Monthly	USD	1,810	May 2020	Deutsche Bank AG	—	687	687
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	12,527	May 2020	Deutsche Bank AG	—	252,526	252,526
Receive	TransUnion	1-Month USD LIBOR + 0.30%	Monthly	USD	34,688	May 2020	Deutsche Bank AG	—	(60,466)	(60,466)
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	137,490	May 2020	Deutsche Bank AG	—	22,788	22,788
Receive	Vincom Retail JSC	1-Month USD LIBOR + 1.25%	Monthly	USD	358,950	May 2020	Deutsche Bank AG	—	59,462	59,462
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.30%	Monthly	USD	30,717	May 2020	Deutsche Bank AG	—	(2,609)	(2,609)
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	38,930	May 2020	Deutsche Bank AG	—	81,840	81,840
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.30%	Monthly	USD	14,992	May 2020	Deutsche Bank AG	—	(27,251)	(27,251)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.30%	Monthly	USD	30,885	May 2020	Deutsche Bank AG	—	(142,743)	(142,743)
Receive	Wix.com, Ltd.	1-Month USD LIBOR + 0.30%	Monthly	USD	10,000	May 2020	Deutsche Bank AG	—	(92,780)	(92,780)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	Goldman Sachs International	—	(97,835)	(97,835)
Receive	Alta Mesa Resources, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	101,000	May 2020	Goldman Sachs International	—	(69,812)	(69,812)
Receive	Alta Mesa Resources, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	38,193	May 2020	Goldman Sachs International	—	(4,435)	(4,435)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	214,330	May 2020	Goldman Sachs International	—	$(319,378)	$(319,378)
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	Goldman Sachs International	—	10,640	10,640
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	Goldman Sachs International	—	12,567	12,567
Receive	Athene Holding, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,938	May 2020	Goldman Sachs International	—	37,961	37,961
Receive	Ball Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,655	May 2020	Goldman Sachs International	—	11,963	11,963
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,423	May 2020	Goldman Sachs International	—	(3,502)	(3,502)
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	Goldman Sachs International	—	(26,505)	(26,505)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	Goldman Sachs International	—	217,617	217,617
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	Goldman Sachs International	—	(9,284)	(9,284)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	Goldman Sachs International	—	(26,949)	(26,949)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	Goldman Sachs International	—	(6,963)	(6,963)
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	Goldman Sachs International	—	(6,963)	(6,963)
Receive	China Construction	1-Month HKD HIBOR + 0.20%	Monthly	HKD	1,157,000	May 2020	Goldman Sachs International	—	3,582	3,582
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	Goldman Sachs International	—	4,546	4,546
Receive	China Machinery Engineering Corp.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	Goldman Sachs International	—	15,839	15,839
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	72,000	May 2020	Goldman Sachs International	—	(4,149)	(4,149)
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR + 0.20%	Monthly	HKD	16,962	May 2020	Goldman Sachs International	—	(967)	(967)
Receive	China Traditional Chinese Medicine Holdings Company, Ltd.	1-Month HKD HIBOR	Monthly	HKD	45,000	May 2020	Goldman Sachs International	—	(2,506)	(2,506)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	Goldman Sachs International	—	494	494
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	Goldman Sachs International	—	254	254
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International	—	626	626
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	631	May 2020	Goldman Sachs International	—	2,925	2,925
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,742	May 2020	Goldman Sachs International	—	12,711	12,711
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,918	May 2020	Goldman Sachs International	—	59,816	59,816
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,808	May 2020	Goldman Sachs International	—	17,633	17,633
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	Goldman Sachs International	—	(30,879)	(30,879)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	Goldman Sachs International	—	(14,433)	(14,433)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	Goldman Sachs International	—	(35,058)	(35,058)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International	—	(2,138)	(2,138)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	Goldman Sachs International	—	(5,651)	(5,651)
Receive	Enterprise Products LP	1-Month USD LIBOR + 0.80%	Monthly	USD	17,759	May 2020	Goldman Sachs International	—	3,219	3,219
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,381	May 2020	Goldman Sachs International	—	(9,115)	(9,115)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	Goldman Sachs International	—	(125,593)	(125,593)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,402	May 2020	Goldman Sachs International	—	(3,573)	(3,573)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,739	May 2020	Goldman Sachs International	—	(9,530)	(9,530)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,804	May 2020	Goldman Sachs International	—	(7,147)	(7,147)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	935	May 2020	Goldman Sachs International	—	(2,383)	(2,383)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	935	May 2020	Goldman Sachs International	—	(2,383)	(2,383)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,579	May 2020	Goldman Sachs International	—	(6,573)	(6,573)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,869	May 2020	Goldman Sachs International	—	(4,764)	(4,764)
Receive	Floor & Decor Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	370	May 2020	Goldman Sachs International	—	(934)	(934)
Receive	Fortune Brands Home & Security, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,408	May 2020	Goldman Sachs International	—	25,459	25,459
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	123,277	May 2020	Goldman Sachs International	—	(27,344)	(27,344)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	Goldman Sachs International	—	(1,675)	(1,675)
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	Goldman Sachs International	—	(1,948)	(1,948)
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,270	May 2020	Goldman Sachs International	—	22,858	22,858
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	49,564	May 2020	Goldman Sachs International	—	(239,205)	(239,205)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	Goldman Sachs International	—	(139,055)	(139,055)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	9,298	May 2020	Goldman Sachs International	—	$3,099	$3,099
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	Goldman Sachs International	—	375	375
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	Goldman Sachs International	—	448	448
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	Goldman Sachs International	—	(1,186)	(1,186)
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	153,609	May 2020	Goldman Sachs International	—	138,916	138,916
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	Goldman Sachs International	—	234	234
Receive	Integrated Device Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,047	May 2020	Goldman Sachs International	—	(17,793)	(17,793)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,147	May 2020	Goldman Sachs International	—	23,790	23,790
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	Goldman Sachs International	—	20,150	20,150
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	Goldman Sachs International	—	12,646	12,646
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	Goldman Sachs International	—	27,746	27,746
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	Goldman Sachs International	—	30,246	30,246
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	Goldman Sachs International	—	20,162	20,162
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	Goldman Sachs International	—	(433)	(433)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	413	May 2020	Goldman Sachs International	—	(178)	(178)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,200	May 2020	Goldman Sachs International	—	(515)	(515)
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,695	May 2020	Goldman Sachs International	—	(57,620)	(57,620)
Receive	Middleby Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,613	May 2020	Goldman Sachs International	—	11,320	11,320
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	Goldman Sachs International	—	134,743	134,743
Receive	Navient Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	65,020	May 2020	Goldman Sachs International	—	3,147	3,147
Receive	Northern Trust Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,438	May 2020	Goldman Sachs International	—	(5,123)	(5,123)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	Goldman Sachs International	—	637	637
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	Goldman Sachs International	—	711	711
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,295	May 2020	Goldman Sachs International	—	945	945
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,283	May 2020	Goldman Sachs International	—	943	943
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	10,588	May 2020	Goldman Sachs International	—	1,889	1,889
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	9,754	May 2020	Goldman Sachs International	—	1,741	1,741
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,284	May 2020	Goldman Sachs International	—	1,121	1,121
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,015	May 2020	Goldman Sachs International	—	181	181
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,807	May 2020	Goldman Sachs International	—	679	679
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,948	May 2020	Goldman Sachs International	—	348	348
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,855	May 2020	Goldman Sachs International	—	688	688
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	940	May 2020	Goldman Sachs International	—	168	168
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	467	May 2020	Goldman Sachs International	—	83	83
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,919	May 2020	Goldman Sachs International	—	342	342
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,816	May 2020	Goldman Sachs International	—	502	502
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,290	May 2020	Goldman Sachs International	—	230	230
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	2,534	May 2020	Goldman Sachs International	—	452	452
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,034	May 2020	Goldman Sachs International	—	184	184
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	1,812	May 2020	Goldman Sachs International	—	323	323
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	431	May 2020	Goldman Sachs International	—	77	77
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	5,905	May 2020	Goldman Sachs International	—	1,053	1,053
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	3,388	May 2020	Goldman Sachs International	—	604	604
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,488	May 2020	Goldman Sachs International	—	1,156	1,156
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	7,080	May 2020	Goldman Sachs International	—	1,262	1,262
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	43,840	May 2020	Goldman Sachs International	—	10,909	10,909
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	Goldman Sachs International	—	295	295
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	Goldman Sachs International	—	139	139
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	Goldman Sachs International	—	372	372
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	Goldman Sachs International	—	(377,359)	(377,359)
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	Goldman Sachs International	—	65,496	65,496
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,689	May 2020	Goldman Sachs International	—	$46,410	$46,410
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	Goldman Sachs International	—	57,439	57,439
Receive	Seven Generations Energy, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	991	May 2020	Goldman Sachs International	—	181	181
Receive	Seven Generations Energy, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	8,231	May 2020	Goldman Sachs International	—	425	425
Receive	Seven Generations Energy, Ltd.	1-Month CAD CDOR + 0.20%	Monthly	CAD	34,223	May 2020	Goldman Sachs International	—	1,768	1,768
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	Goldman Sachs International	—	(25,621)	(25,621)
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	31,380	May 2020	Goldman Sachs International	—	(25,316)	(25,316)
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	15,472	May 2020	Goldman Sachs International	—	(12,482)	(12,482)
Receive	Summit Materials, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	4,871	May 2020	Goldman Sachs International	—	(3,937)	(3,937)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,715	May 2020	Goldman Sachs International	—	(18,491)	(18,491)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	Goldman Sachs International	—	(192)	(192)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	Goldman Sachs International	—	(98)	(98)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	Goldman Sachs International	—	(237)	(237)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,363	May 2020	Goldman Sachs International	—	(1,277)	(1,277)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,000	May 2020	Goldman Sachs International	—	(9,290)	(9,290)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	Goldman Sachs International	—	(818)	(818)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,800	May 2020	Goldman Sachs International	—	(6,615)	(6,615)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sachs International	—	(1,858)	(1,858)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,000	May 2020	Goldman Sachs International	—	(3,345)	(3,345)
Receive	The ADT Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,000	May 2020	Goldman Sachs International	—	(5,946)	(5,946)
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,279	May 2020	Goldman Sachs International	—	70,923	70,923
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	Goldman Sachs International	—	(123,094)	(123,094)
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,210	May 2020	Goldman Sachs International	—	(10,993)	(10,993)
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,300	May 2020	Goldman Sachs International	—	(9,318)	(9,318)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,400	May 2020	Goldman Sachs International	—	(23,994)	(23,994)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,331	May 2020	Goldman Sachs International	—	(14,801)	(14,801)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	Goldman Sachs International	—	1,930	1,930
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	Goldman Sachs International	—	2,252	2,252
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,941	May 2020	Goldman Sachs International	—	(7,726)	(7,726)
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,656	May 2020	Goldman Sachs International	—	(7,424)	(7,424)
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	Goldman Sachs International	—	(5,577)	(5,577)
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,912	May 2020	Goldman Sachs International	—	(4,364)	(4,364)
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,088	May 2020	Goldman Sachs International	—	(6,791)	(6,791)
Receive	Vulcan Materials	1-Month USD LIBOR + 0.20%	Monthly	USD	6,434	May 2020	Goldman Sachs International	—	(78,491)	(78,491)
Receive	Vulcan Materials	1-Month USD LIBOR + 0.20%	Monthly	USD	2,427	May 2020	Goldman Sachs International	—	(29,608)	(29,608)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,049	May 2020	Goldman Sachs International	—	(79,116)	(79,116)
Receive	Acadia Healthcare	1-Month USD LIBOR	Monthly	USD	6,800	May 2020	JPMorgan Chase Bank	—	4,994	4,994
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,096	May 2020	JPMorgan Chase Bank	—	15,020	15,020
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPMorgan Chase Bank	—	5,109	5,109
Receive	Aetna, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,122	May 2020	JPMorgan Chase Bank	—	11,788	11,788
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPMorgan Chase Bank	—	859	859
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	JPMorgan Chase Bank	—	8,399	8,399
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	28,124	May 2020	JPMorgan Chase Bank	—	320,881	320,881
Receive	Allergan PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,126	May 2020	JPMorgan Chase Bank	—	13,304	13,304
Receive	Alliance Data Systems Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,469	May 2020	JPMorgan Chase Bank	—	(213,119)	(213,119)
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPMorgan Chase Bank	—	164,043	164,043
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	2,127	May 2020	JPMorgan Chase Bank	—	190,787	190,787
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,685	May 2020	JPMorgan Chase Bank	—	195,429	195,429
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPMorgan Chase Bank	—	3,877	3,877
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPMorgan Chase Bank	—	14,760	14,760
Receive	Amneal Pharmaceuticals	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPMorgan Chase Bank	—	11,314	11,314
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPMorgan Chase Bank	—	$(3,928)	$(3,928)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPMorgan Chase Bank	—	9,671	9,671
Receive	Athene Holding, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,472	May 2020	JPMorgan Chase Bank	—	15,826	15,826
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,415	May 2020	JPMorgan Chase Bank	—	18,379	18,379
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.20%	Monthly	USD	3,300	May 2020	JPMorgan Chase Bank	—	(14,856)	(14,856)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	393	May 2020	JPMorgan Chase Bank	—	(2,707)	(2,707)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,750	May 2020	JPMorgan Chase Bank	—	(162,765)	(162,765)
Receive	BNP Paribas SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	15,815	May 2020	JPMorgan Chase Bank	—	68,433	68,433
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	897	May 2020	JPMorgan Chase Bank	—	(41,778)	(41,778)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,987	May 2020	JPMorgan Chase Bank	—	5,360	5,360
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,068	May 2020	JPMorgan Chase Bank	—	2,881	2,881
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	4,592	May 2020	JPMorgan Chase Bank	—	12,745	12,745
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,690	May 2020	JPMorgan Chase Bank	—	(41,233)	(41,233)
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,760	May 2020	JPMorgan Chase Bank	—	68,991	68,991
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,313	May 2020	JPMorgan Chase Bank	—	118,782	118,782
Receive	Broadcom, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,084	May 2020	JPMorgan Chase Bank	—	46,083	46,083
Receive	Celgene Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,898	May 2020	JPMorgan Chase Bank	—	131,503	131,503
Receive	China Unicom HK, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	516,000	May 2020	JPMorgan Chase Bank	—	24,870	24,870
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,807	May 2020	JPMorgan Chase Bank	—	22,081	22,081
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	33,706	May 2020	JPMorgan Chase Bank	—	85,949	85,949
Receive	Companhia Paranaense de Energia	1-Month USD LIBOR + 0.50%	Monthly	USD	8,338	May 2020	JPMorgan Chase Bank	—	(2,752)	(2,752)
Receive	Companhia Paranaense de Energia	1-Month USD LIBOR + 0.50%	Monthly	USD	7,880	May 2020	JPMorgan Chase Bank	—	(2,596)	(2,596)
Receive	Companhia Paranaense de Energia	1-Month USD LIBOR + 0.50%	Monthly	USD	3,564	May 2020	JPMorgan Chase Bank	—	(1,174)	(1,174)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,768	May 2020	JPMorgan Chase Bank	—	6,431	6,431
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,796	May 2020	JPMorgan Chase Bank	—	945	945
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	27,523	May 2020	JPMorgan Chase Bank	—	330,057	330,057
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.20%	Monthly	USD	1,026	May 2020	JPMorgan Chase Bank	—	12,529	12,529
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,897	May 2020	JPMorgan Chase Bank	—	31,335	31,335
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,965	May 2020	JPMorgan Chase Bank	—	32,287	32,287
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPMorgan Chase Bank	—	1,619	1,619
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	14,181	May 2020	JPMorgan Chase Bank	—	(374,873)	(374,873)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPMorgan Chase Bank	—	(38,664)	(38,664)
Receive	First Citizens BancShares, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,200	May 2020	JPMorgan Chase Bank	—	(381)	(381)
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	14,339	May 2020	JPMorgan Chase Bank	—	9,853	9,853
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,092	May 2020	JPMorgan Chase Bank	—	7,622	7,622
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	2,000	May 2020	JPMorgan Chase Bank	—	1,400	1,400
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	2,000	May 2020	JPMorgan Chase Bank	—	1,410	1,410
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	JPMorgan Chase Bank	—	2,165	2,165
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPMorgan Chase Bank	—	3,617	3,617
Receive	First Midwest Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	JPMorgan Chase Bank	—	2,186	2,186
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPMorgan Chase Bank	—	(17,117)	(17,117)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPMorgan Chase Bank	—	(1,672)	(1,672)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPMorgan Chase Bank	—	(1,736)	(1,736)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,726	May 2020	JPMorgan Chase Bank	—	(4,929)	(4,929)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,918	May 2020	JPMorgan Chase Bank	—	(4,103)	(4,103)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,289	May 2020	JPMorgan Chase Bank	—	(13,917)	(13,917)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPMorgan Chase Bank	—	(5,337)	(5,337)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPMorgan Chase Bank	—	(12,319)	(12,319)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPMorgan Chase Bank	—	(4,611)	(4,611)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPMorgan Chase Bank	—	(2,671)	(2,671)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	845	May 2020	JPMorgan Chase Bank	—	$(10)	$(10)
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,728	May 2020	JPMorgan Chase Bank	—	341,853	341,853
Receive	Hilton Worldwide Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	35,922	May 2020	JPMorgan Chase Bank	—	(45,885)	(45,885)
Receive	Ho Chi Minh City Development Joint Stock Commercial Bank	1-Month USD LIBOR + 1.25%	Monthly	USD	46,220	May 2020	JPMorgan Chase Bank	—	4,631	4,631
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPMorgan Chase Bank	—	878	878
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,303	May 2020	JPMorgan Chase Bank	—	(80,749)	(80,749)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPMorgan Chase Bank	—	(3,776)	(3,776)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	JPMorgan Chase Bank	—	(833)	(833)
Receive	Industrial and Commercial Bank of China, Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	1,421,000	May 2020	JPMorgan Chase Bank	—	7,495	7,495
Receive	IPG Photonics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,354	May 2020	JPMorgan Chase Bank	—	(140,104)	(140,104)
Receive	IPG Photonics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,178	May 2020	JPMorgan Chase Bank	—	(70,156)	(70,156)
Receive	KeyCorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,495	May 2020	JPMorgan Chase Bank	—	4,314	4,314
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	18,447	May 2020	JPMorgan Chase Bank	—	74,878	74,878
Receive	Microchip Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,603	May 2020	JPMorgan Chase Bank	—	1,562	1,562
Receive	Mohawk Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,724	May 2020	JPMorgan Chase Bank	—	(230,162)	(230,162)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPMorgan Chase Bank	—	16,536	16,536
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	2,960	May 2020	JPMorgan Chase Bank	—	3,001	3,001
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,254	May 2020	JPMorgan Chase Bank	—	255,124	255,124
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	130	May 2020	JPMorgan Chase Bank	—	(64)	(64)
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,585	May 2020	JPMorgan Chase Bank	—	(5,841)	(5,841)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,357	May 2020	JPMorgan Chase Bank	—	(41,562)	(41,562)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,464	May 2020	JPMorgan Chase Bank	—	(61,361)	(61,361)
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	57,395	May 2020	JPMorgan Chase Bank	—	2,242	2,242
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	55,766	May 2020	JPMorgan Chase Bank	—	2,178	2,178
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	27,884	May 2020	JPMorgan Chase Bank	—	1,089	1,089
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	236,355	May 2020	JPMorgan Chase Bank	—	9,233	9,233
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	24,885	May 2020	JPMorgan Chase Bank	—	972	972
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	46,731	May 2020	JPMorgan Chase Bank	—	1,825	1,825
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	74,742	May 2020	JPMorgan Chase Bank	—	2,920	2,920
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	92,706	May 2020	JPMorgan Chase Bank	—	3,621	3,621
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	104,328	May 2020	JPMorgan Chase Bank	—	4,075	4,075
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	102,798	May 2020	JPMorgan Chase Bank	—	4,016	4,016
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	94,192	May 2020	JPMorgan Chase Bank	—	3,679	3,679
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	106,455	May 2020	JPMorgan Chase Bank	—	4,159	4,159
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	73,276	May 2020	JPMorgan Chase Bank	—	2,862	2,862
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	76,693	May 2020	JPMorgan Chase Bank	—	2,996	2,996
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,873	May 2020	JPMorgan Chase Bank	—	2,495	2,495
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	39,407	May 2020	JPMorgan Chase Bank	—	1,581	1,581
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	63,548	May 2020	JPMorgan Chase Bank	—	2,549	2,549
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	72,163	May 2020	JPMorgan Chase Bank	—	2,895	2,895
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	31,160	May 2020	JPMorgan Chase Bank	—	1,250	1,250
Receive	PetroVietnam Power	1-Month USD LIBOR + 1.25%	Monthly	USD	34,443	May 2020	JPMorgan Chase Bank	—	1,382	1,382
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,027	May 2020	JPMorgan Chase Bank	—	(114)	(114)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	1,606	May 2020	JPMorgan Chase Bank	—	(123)	(123)
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	289	May 2020	JPMorgan Chase Bank	—	1,883	1,883
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,018	May 2020	JPMorgan Chase Bank	—	8,467	8,467
Receive	QUALCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,596	May 2020	JPMorgan Chase Bank	—	9,124	9,124
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPMorgan Chase Bank	—	(6,843)	(6,843)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	136	May 2020	JPMorgan Chase Bank	—	940	940
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPMorgan Chase Bank	—	755	755
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,700	May 2020	JPMorgan Chase Bank	—	$(16,435)	$(16,435)
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,092	May 2020	JPMorgan Chase Bank	—	(145,882)	(145,882)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,976	May 2020	JPMorgan Chase Bank	—	(20,132)	(20,132)
Receive	Sunny Optical Technology	1-Month HKD HIBOR + 0.30%	Monthly	HKD	30,800	May 2020	JPMorgan Chase Bank	—	(33,884)	(33,884)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPMorgan Chase Bank	—	3,039	3,039
Receive	TESARO, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,066	May 2020	JPMorgan Chase Bank	—	(230,852)	(230,852)
Receive	Teva Pharmaceutical Finance Netherlands III BV	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPMorgan Chase Bank	—	24	24
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	34,350	May 2020	JPMorgan Chase Bank	—	(156,078)	(156,078)
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,382	May 2020	JPMorgan Chase Bank	—	(13,693)	(13,693)
Receive	Union Bankshares Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,150	May 2020	JPMorgan Chase Bank	—	4,405	4,405
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,547	May 2020	JPMorgan Chase Bank	—	34,664	34,664
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,055	May 2020	JPMorgan Chase Bank	—	127,659	127,659
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPMorgan Chase Bank	—	(1,828)	(1,828)
Receive	Yandex NV, Class A	1-Month USD LIBOR	Monthly	USD	9,298	May 2020	JPMorgan Chase Bank	—	(26,446)	(26,446)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPMorgan Chase Bank	—	520	520
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,777	May 2020	JPMorgan Chase Bank	—	(72,968)	(72,968)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,140	May 2020	JPMorgan Chase Bank	—	(68,405)	(68,405)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	442	May 2020	JPMorgan Chase Bank	—	(4,773)	(4,773)
Receive	Zions Bancorporation	1-Month USD LIBOR + 0.20%	Monthly	USD	1,540	May 2020	JPMorgan Chase Bank	—	(1,325)	(1,325)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,802	May 2020	JPMorgan Chase Bank	—	(2,981)	(2,981)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	Morgan Stanley and Company International	—	106,690	106,690
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,624	May 2020	Morgan Stanley and Company International	—	(1,905)	(1,905)
Receive	Aedas Homes SL	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,086	May 2020	Morgan Stanley and Company International	—	7,145	7,145
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	Morgan Stanley and Company International	—	56,309	56,309
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	56,216	May 2020	Morgan Stanley and Company International	—	(317,096)	(317,096)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	Morgan Stanley and Company International	—	(206)	(206)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	Morgan Stanley and Company International	—	(85)	(85)
Receive	Akamai Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,779	May 2020	Morgan Stanley and Company International	—	(10,028)	(10,028)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,423	May 2020	Morgan Stanley and Company International	—	156	156
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,569	May 2020	Morgan Stanley and Company International	—	99	99
Receive	Alibaba Group Holding, Ltd.	1-Month USD LIBOR + 0.75%	Monthly	USD	1,362	May 2020	Morgan Stanley and Company International	—	(4,381)	(4,381)
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	962	May 2020	Morgan Stanley and Company International	—	7,605	7,605
Receive	Allergan PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	441	May 2020	Morgan Stanley and Company International	—	3,559	3,559
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	800	May 2020	Morgan Stanley and Company International	—	(6,464)	(6,464)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,411	May 2020	Morgan Stanley and Company International	—	(3,315)	(3,315)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,409	May 2020	Morgan Stanley and Company International	—	(3,313)	(3,313)
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	2,379	May 2020	Morgan Stanley and Company International	—	(3,271)	(3,271)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	55,749	May 2020	Morgan Stanley and Company International	—	$15,732	$15,732
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	Morgan Stanley and Company International	—	29,442	29,442
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,091	May 2020	Morgan Stanley and Company International	—	4,340	4,340
Receive	Apple, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,399	May 2020	Morgan Stanley and Company International	—	(6,484)	(6,484)
Receive	Apple, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,430	May 2020	Morgan Stanley and Company International	—	(6,515)	(6,515)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	Morgan Stanley and Company International	—	(3,049)	(3,049)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	Morgan Stanley and Company International	—	(1,386)	(1,386)
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	Morgan Stanley and Company International	—	129,644	129,644
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	Morgan Stanley and Company International	—	32,386	32,386
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	Morgan Stanley and Company International	—	7,064	7,064
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	Morgan Stanley and Company International	—	3,066	3,066
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	Morgan Stanley and Company International	—	3,334	3,334
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	Morgan Stanley and Company International	—	16,730	16,730
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,952	May 2020	Morgan Stanley and Company International	—	3,277	3,277
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	5,147	May 2020	Morgan Stanley and Company International	—	4,266	4,266
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	1,204	1,204
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	2,204	May 2020	Morgan Stanley and Company International	—	1,827	1,827
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,579	May 2020	Morgan Stanley and Company International	—	1,309	1,309
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	185	May 2020	Morgan Stanley and Company International	—	153	153
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,208	May 2020	Morgan Stanley and Company International	—	3,487	3,487
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	8,400	May 2020	Morgan Stanley and Company International	—	6,961	6,961
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,841	May 2020	Morgan Stanley and Company International	—	3,181	3,181
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	688	May 2020	Morgan Stanley and Company International	—	570	570
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	417	May 2020	Morgan Stanley and Company International	—	345	345
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,656	May 2020	Morgan Stanley and Company International	—	(34,512)	(34,512)
Receive	athenahealth, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,475	May 2020	Morgan Stanley and Company International	—	(32,804)	(32,804)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	32,311	May 2020	Morgan Stanley and Company International	—	(5,172)	(5,172)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,310	May 2020	Morgan Stanley and Company International	—	(1,812)	(1,812)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	Morgan Stanley and Company International	—	(7,480)	(7,480)
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Banc of California	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	Morgan Stanley and Company International	—	$52,996	$52,996
Receive	Banca Farmafactoring SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,445	May 2020	Morgan Stanley and Company International	—	2,037	2,037
Receive	Banca Farmafactoring SpA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	55,456	May 2020	Morgan Stanley and Company International	—	11,961	11,961
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	96,400	May 2020	Morgan Stanley and Company International	—	97,917	97,917
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,035	May 2020	Morgan Stanley and Company International	—	77,256	77,256
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,041	May 2020	Morgan Stanley and Company International	—	18,347	18,347
Receive	Bank of America Corp.	1-Month USD LIBOR	Monthly	USD	7,038	May 2020	Morgan Stanley and Company International	—	(1,612)	(1,612)
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	2,869	May 2020	Morgan Stanley and Company International	—	(4,700)	(4,700)
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	8,217	May 2020	Morgan Stanley and Company International	—	(13,497)	(13,497)
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	8,034	May 2020	Morgan Stanley and Company International	—	(13,197)	(13,197)
Receive	Bank of the Ozarks	1-Month USD LIBOR + 0.50%	Monthly	USD	16,880	May 2020	Morgan Stanley and Company International	—	(27,727)	(27,727)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	90,382	May 2020	Morgan Stanley and Company International	—	81,790	81,790
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	Morgan Stanley and Company International	—	4,290	4,290
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	29,614	May 2020	Morgan Stanley and Company International	—	(52,342)	(52,342)
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,603	May 2020	Morgan Stanley and Company International	—	(6,185)	(6,185)
Receive	Biohaven Pharmaceutical Holding Company, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	154	May 2020	Morgan Stanley and Company International	—	(452)	(452)
Receive	Bizlink Holding, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	32,632	May 2020	Morgan Stanley and Company International	—	(18,322)	(18,322)
Receive	Bizlink Holding, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	50,368	May 2020	Morgan Stanley and Company International	—	(28,170)	(28,170)
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	Morgan Stanley and Company International	—	(43,236)	(43,236)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	Morgan Stanley and Company International	—	(10,711)	(10,711)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	Morgan Stanley and Company International	—	(49,732)	(49,732)
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	Morgan Stanley and Company International	—	(15,541)	(15,541)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,401	May 2020	Morgan Stanley and Company International	—	(358,203)	(358,203)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	Morgan Stanley and Company International	—	(52,532)	(52,532)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	7,314	May 2020	Morgan Stanley and Company International	—	(687)	(687)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	28,334	May 2020	Morgan Stanley and Company International	—	(2,662)	(2,662)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	25,208	May 2020	Morgan Stanley and Company International	—	(2,368)	(2,368)
Receive	BR Properties SA	1-Month USD LIBOR + 0.75%	Monthly	USD	98,144	May 2020	Morgan Stanley and Company International	—	(9,221)	(9,221)
Receive	Brink's Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,171	May 2020	Morgan Stanley and Company International	—	(8,135)	(8,135)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	Morgan Stanley and Company International	—	$7,965	$7,965
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	Morgan Stanley and Company International	—	9,927	9,927
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,796	May 2020	Morgan Stanley and Company International	—	3,962	3,962
Receive	Cabot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,457	May 2020	Morgan Stanley and Company International	—	21,095	21,095
Receive	Cabot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,223	May 2020	Morgan Stanley and Company International	—	30,132	30,132
Receive	Cabot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,958	May 2020	Morgan Stanley and Company International	—	16,198	16,198
Receive	Cabot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,065	May 2020	Morgan Stanley and Company International	—	36,150	36,150
Receive	Cardinal Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	28,703	May 2020	Morgan Stanley and Company International	—	(26,792)	(26,792)
Receive	Cognizant Technology Solutions Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,743	May 2020	Morgan Stanley and Company International	—	(4,614)	(4,614)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,102	May 2020	Morgan Stanley and Company International	—	17,045	17,045
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,880	May 2020	Morgan Stanley and Company International	—	7,838	7,838
Receive	Comcast Corp., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	39,462	May 2020	Morgan Stanley and Company International	—	29,589	29,589
Receive	CommScope Holding Company, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	199	May 2020	Morgan Stanley and Company International	—	(81)	(81)
Receive	Companhia Paranaense de Energia	1-Month USD LIBOR + 0.75%	Monthly	USD	13,568	May 2020	Morgan Stanley and Company International	—	462	462
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	747	May 2020	Morgan Stanley and Company International	—	(9,800)	(9,800)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	64	May 2020	Morgan Stanley and Company International	—	(821)	(821)
Receive	Cray, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,016	May 2020	Morgan Stanley and Company International	—	(917)	(917)
Receive	CSX Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,894	May 2020	Morgan Stanley and Company International	—	84,342	84,342
Receive	Danske Bank A/S	1-Month DKK CIBOR + 0.50%	Monthly	DKK	77,534	May 2020	Morgan Stanley and Company International	—	64,666	64,666
Receive	Delivery Hero AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	9,998	May 2020	Morgan Stanley and Company International	—	(5,458)	(5,458)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	Morgan Stanley and Company International	—	(3,288)	(3,288)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	Morgan Stanley and Company International	—	(1,584)	(1,584)
Receive	Dollar Tree, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,056	May 2020	Morgan Stanley and Company International	—	30,321	30,321
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	14,434	May 2020	Morgan Stanley and Company International	—	11,428	11,428
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	7,332	May 2020	Morgan Stanley and Company International	—	5,802	5,802
Receive	Edison International	1-Month USD LIBOR + 0.50%	Monthly	USD	10,286	May 2020	Morgan Stanley and Company International	—	8,683	8,683
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	Morgan Stanley and Company International	—	(4,406)	(4,406)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	Morgan Stanley and Company International	—	2,946	2,946
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.50%	Monthly	USD	874	May 2020	Morgan Stanley and Company International	—	8,282	8,282
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eli Lilly & Company	1-Month USD LIBOR + 0.50%	Monthly	USD	400	May 2020	Morgan Stanley and Company International	—	$3,824	$3,824
Receive	EOG Resources, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,746	May 2020	Morgan Stanley and Company International	—	7,145	7,145
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,617	May 2020	Morgan Stanley and Company International	—	(44,668)	(44,668)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,488	May 2020	Morgan Stanley and Company International	—	(6,691)	(6,691)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,098	May 2020	Morgan Stanley and Company International	—	(4,332)	(4,332)
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,883	May 2020	Morgan Stanley and Company International	—	40,745	40,745
Receive	Expedia, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,587	May 2020	Morgan Stanley and Company International	—	106,530	106,530
Receive	Fabrinet	1-Month USD LIBOR + 0.50%	Monthly	USD	15,845	May 2020	Morgan Stanley and Company International	—	(3,222)	(3,222)
Receive	FANUC Corp.	1-Month JPY LIBOR + 0.50%	Monthly	JPY	2,080	May 2020	Morgan Stanley and Company International	—	13,625	13,625
Receive	Farmafactoring	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	Morgan Stanley and Company International	—	16,991	16,991
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,161	May 2020	Morgan Stanley and Company International	—	6,046	6,046
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,786	May 2020	Morgan Stanley and Company International	—	1,950	1,950
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	Morgan Stanley and Company International	—	(23,423)	(23,423)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,559	May 2020	Morgan Stanley and Company International	—	(23,422)	(23,422)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	Morgan Stanley and Company International	—	(3,154)	(3,154)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,194	May 2020	Morgan Stanley and Company International	—	(2,760)	(2,760)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	512	May 2020	Morgan Stanley and Company International	—	(442)	(442)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,792	May 2020	Morgan Stanley and Company International	—	(5,850)	(5,850)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	Morgan Stanley and Company International	—	(3,138)	(3,138)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,825	May 2020	Morgan Stanley and Company International	—	(1,562)	(1,562)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,477	May 2020	Morgan Stanley and Company International	—	(4,684)	(4,684)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,955	May 2020	Morgan Stanley and Company International	—	(9,344)	(9,344)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,954	May 2020	Morgan Stanley and Company International	—	(3,932)	(3,932)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,047	May 2020	Morgan Stanley and Company International	—	805	805
Receive	Flextronics International, Ltd.	1-Month USD LIBOR	Monthly	USD	3,816	May 2020	Morgan Stanley and Company International	—	126	126
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,993	May 2020	Morgan Stanley and Company International	—	(2,665)	(2,665)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(1,035)	(1,035)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,067	May 2020	Morgan Stanley and Company International	—	(3,621)	(3,621)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	Morgan Stanley and Company International	—	(1,294)	(1,294)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,905	May 2020	Morgan Stanley and Company International	—	$(2,587)	$(2,587)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,263	May 2020	Morgan Stanley and Company International	—	(6,467)	(6,467)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(1,036)	(1,036)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,162	May 2020	Morgan Stanley and Company International	—	(1,035)	(1,035)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,162	May 2020	Morgan Stanley and Company International	—	(1,035)	(1,035)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,163	May 2020	Morgan Stanley and Company International	—	(1,036)	(1,036)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,486	May 2020	Morgan Stanley and Company International	—	(3,104)	(3,104)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,486	May 2020	Morgan Stanley and Company International	—	(3,104)	(3,104)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	40,481	May 2020	Morgan Stanley and Company International	—	(36,060)	(36,060)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,979	May 2020	Morgan Stanley and Company International	—	(2,654)	(2,654)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,391	May 2020	Morgan Stanley and Company International	—	(5,701)	(5,701)
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	20,454	May 2020	Morgan Stanley and Company International	—	(18,247)	(18,247)
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,766	May 2020	Morgan Stanley and Company International	—	2,169	2,169
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,493	May 2020	Morgan Stanley and Company International	—	2,054	2,054
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	Morgan Stanley and Company International	—	25	25
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,977	May 2020	Morgan Stanley and Company International	—	(41,965)	(41,965)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,560	May 2020	Morgan Stanley and Company International	—	(21,325)	(21,325)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,146	May 2020	Morgan Stanley and Company International	—	(151,154)	(151,154)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	(40,353)	(40,353)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	Morgan Stanley and Company International	—	(40,351)	(40,351)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	Morgan Stanley and Company International	—	(24,636)	(24,636)
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	Morgan Stanley and Company International	—	(21,410)	(21,410)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	8,080	May 2020	Morgan Stanley and Company International	—	(10,063)	(10,063)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	13,120	May 2020	Morgan Stanley and Company International	—	(16,340)	(16,340)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	Morgan Stanley and Company International	—	(5,271)	(5,271)
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,215	May 2020	Morgan Stanley and Company International	—	48,002	48,002
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,851	May 2020	Morgan Stanley and Company International	—	27,637	27,637
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,382	May 2020	Morgan Stanley and Company International	—	35,564	35,564
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,106	May 2020	Morgan Stanley and Company International	—	31,736	31,736
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,030	May 2020	Morgan Stanley and Company International	—	$30,591	$30,591
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,358	May 2020	Morgan Stanley and Company International	—	50,603	50,603
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	Morgan Stanley and Company International	—	1,071	1,071
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,062	May 2020	Morgan Stanley and Company International	—	(81)	(81)
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,687	May 2020	Morgan Stanley and Company International	—	(149)	(149)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	Morgan Stanley and Company International	—	(4)	(4)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	Morgan Stanley and Company International	—	4	4
Receive	II-VI, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,886	May 2020	Morgan Stanley and Company International	—	(138,985)	(138,985)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	61,469	May 2020	Morgan Stanley and Company International	—	(190,557)	(190,557)
Receive	iRobot Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,461	May 2020	Morgan Stanley and Company International	—	432	432
Receive	Itron, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,238	May 2020	Morgan Stanley and Company International	—	8,198	8,198
Receive	ITT, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,828	May 2020	Morgan Stanley and Company International	—	21,565	21,565
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	25,963	May 2020	Morgan Stanley and Company International	—	(37,780)	(37,780)
Receive	JetBlue Airways Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	47,141	May 2020	Morgan Stanley and Company International	—	(68,171)	(68,171)
Receive	JPMorgan Chase & Co.	1-Month USD LIBOR	Monthly	USD	18,187	May 2020	Morgan Stanley and Company International	—	(17,598)	(17,598)
Receive	KeyCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	13,397	May 2020	Morgan Stanley and Company International	—	12,158	12,158
Receive	KeyCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	23,227	May 2020	Morgan Stanley and Company International	—	21,079	21,079
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	Morgan Stanley and Company International	—	2,899	2,899
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	Morgan Stanley and Company International	—	714	714
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	Morgan Stanley and Company International	—	1,652	1,652
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	Morgan Stanley and Company International	—	948	948
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	Morgan Stanley and Company International	—	860	860
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	Morgan Stanley and Company International	—	467	467
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	758	758
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	Morgan Stanley and Company International	—	1,138	1,138
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	Morgan Stanley and Company International	—	1,517	1,517
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	Morgan Stanley and Company International	—	379	379
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	Morgan Stanley and Company International	—	758	758
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	Morgan Stanley and Company International	—	2,654	2,654
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	LabCorp	1-Month USD LIBOR + 0.50%	Monthly	USD	5,904	May 2020	Morgan Stanley and Company International	—	$(68,888)	$(68,888)
Receive	Loxo Oncology, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	33,680	May 2020	Morgan Stanley and Company International	—	(266,587)	(266,587)
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,851	May 2020	Morgan Stanley and Company International	—	767	767
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,321	May 2020	Morgan Stanley and Company International	—	226	226
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,637	May 2020	Morgan Stanley and Company International	—	558	558
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,551	May 2020	Morgan Stanley and Company International	—	252	252
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	12,292	May 2020	Morgan Stanley and Company International	—	(81,565)	(81,565)
Receive	McKesson Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	23,055	May 2020	Morgan Stanley and Company International	—	(239,735)	(239,735)
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,890	May 2020	Morgan Stanley and Company International	—	1,562	1,562
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	787	May 2020	Morgan Stanley and Company International	—	651	651
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	2,098	May 2020	Morgan Stanley and Company International	—	1,734	1,734
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,312	May 2020	Morgan Stanley and Company International	—	1,084	1,084
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,574	May 2020	Morgan Stanley and Company International	—	1,301	1,301
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,050	May 2020	Morgan Stanley and Company International	—	868	868
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,836	May 2020	Morgan Stanley and Company International	—	1,517	1,517
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,835	May 2020	Morgan Stanley and Company International	—	1,516	1,516
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,028	May 2020	Morgan Stanley and Company International	—	895	895
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,268	May 2020	Morgan Stanley and Company International	—	1,113	1,113
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	3,378	May 2020	Morgan Stanley and Company International	—	2,972	2,972
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	2,111	May 2020	Morgan Stanley and Company International	—	1,864	1,864
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	844	May 2020	Morgan Stanley and Company International	—	747	747
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	2,534	May 2020	Morgan Stanley and Company International	—	2,252	2,252
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	844	May 2020	Morgan Stanley and Company International	—	757	757
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	422	May 2020	Morgan Stanley and Company International	—	383	383
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	846	May 2020	Morgan Stanley and Company International	—	774	774
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	844	May 2020	Morgan Stanley and Company International	—	774	774
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	633	May 2020	Morgan Stanley and Company International	—	582	582
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,056	May 2020	Morgan Stanley and Company International	—	974	974
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	423	May 2020	Morgan Stanley and Company International	—	392	392
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	1,269	May 2020	Morgan Stanley and Company International	—	$1,171	$1,171
Receive	Mercury Computer Systems	1-Month USD LIBOR + 0.50%	Monthly	USD	422	May 2020	Morgan Stanley and Company International	—	397	397
Receive	Metro Bank PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	7,255	May 2020	Morgan Stanley and Company International	—	(11,420)	(11,420)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	Morgan Stanley and Company International	—	189,926	189,926
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	Morgan Stanley and Company International	—	19,104	19,104
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,787	May 2020	Morgan Stanley and Company International	—	(8,269)	(8,269)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,782	May 2020	Morgan Stanley and Company International	—	(3,891)	(3,891)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	Morgan Stanley and Company International	—	(10,181)	(10,181)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	Morgan Stanley and Company International	—	3,083	3,083
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	Morgan Stanley and Company International	—	1,435	1,435
Receive	Motorola Solutions	1-Month USD LIBOR + 0.50%	Monthly	USD	10,669	May 2020	Morgan Stanley and Company International	—	(993)	(993)
Receive	Mylan NV	1-Month USD LIBOR + 0.50%	Monthly	USD	2,527	May 2020	Morgan Stanley and Company International	—	2,009	2,009
Receive	Mylan NV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,158	May 2020	Morgan Stanley and Company International	—	960	960
Receive	NetApp, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,731	May 2020	Morgan Stanley and Company International	—	(21,572)	(21,572)
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	Morgan Stanley and Company International	—	1,226	1,226
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,557	May 2020	Morgan Stanley and Company International	—	79,882	79,882
Receive	NVIDIA Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,250	May 2020	Morgan Stanley and Company International	—	(4,865)	(4,865)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	Morgan Stanley and Company International	—	54	54
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	3,800	May 2020	Morgan Stanley and Company International	—	360	360
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	88,871	May 2020	Morgan Stanley and Company International	—	(44,985)	(44,985)
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,339	May 2020	Morgan Stanley and Company International	—	7,133	7,133
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,721	May 2020	Morgan Stanley and Company International	—	8,696	8,696
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,302	May 2020	Morgan Stanley and Company International	—	3,392	3,392
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,313	May 2020	Morgan Stanley and Company International	—	1,538	1,538
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,297	May 2020	Morgan Stanley and Company International	—	7,545	7,545
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,853	May 2020	Morgan Stanley and Company International	—	1,784	1,784
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,689	May 2020	Morgan Stanley and Company International	—	4,485	4,485
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,229	May 2020	Morgan Stanley and Company International	—	1,494	1,494
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,938	May 2020	Morgan Stanley and Company International	—	897	897
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,229	May 2020	Morgan Stanley and Company International	—	$1,494	$1,494
Receive	OraSure Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,313	May 2020	Morgan Stanley and Company International	—	3,383	3,383
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,097	May 2020	Morgan Stanley and Company International	—	(810)	(810)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,351	May 2020	Morgan Stanley and Company International	—	(6,906)	(6,906)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,069	May 2020	Morgan Stanley and Company International	—	(5,221)	(5,221)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,365	May 2020	Morgan Stanley and Company International	—	(7,656)	(7,656)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR	Monthly	USD	7,587	May 2020	Morgan Stanley and Company International	—	(5,029)	(5,029)
Receive	Pinnacle Financial Partners, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,126	May 2020	Morgan Stanley and Company International	—	3,757	3,757
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	84,774	May 2020	Morgan Stanley and Company International	—	(118,696)	(118,696)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	Morgan Stanley and Company International	—	(15,151)	(15,151)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	39,827	May 2020	Morgan Stanley and Company International	—	22,220	22,220
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	Morgan Stanley and Company International	—	2,001	2,001
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	Morgan Stanley and Company International	—	357	357
Receive	Prudential Financial, Inc.	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	Morgan Stanley and Company International	—	42,151	42,151
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	Morgan Stanley and Company International	—	(35,117)	(35,117)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	Morgan Stanley and Company International	—	(40,321)	(40,321)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	Morgan Stanley and Company International	—	(21,508)	(21,508)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	(13,447)	(13,447)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	Morgan Stanley and Company International	—	(30,078)	(30,078)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	Morgan Stanley and Company International	—	(7,207)	(7,207)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	Morgan Stanley and Company International	—	(3,281)	(3,281)
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	118	May 2020	Morgan Stanley and Company International	—	267	267
Receive	Regeneron Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	54	May 2020	Morgan Stanley and Company International	—	141	141
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	Morgan Stanley and Company International	—	(1,418)	(1,418)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	Morgan Stanley and Company International	—	(626)	(626)
Receive	Roku, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,435	May 2020	Morgan Stanley and Company International	—	(4,831)	(4,831)
Receive	Safran SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,642	May 2020	Morgan Stanley and Company International	—	(6,686)	(6,686)
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	18,778	May 2020	Morgan Stanley and Company International	—	(191,519)	(191,519)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,578	May 2020	Morgan Stanley and Company International	—	10,458	10,458
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	48,604	May 2020	Morgan Stanley and Company International	—	$59,230	$59,230
Receive	Shutterfly, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,230	May 2020	Morgan Stanley and Company International	—	(17,832)	(17,832)
Receive	Simon Property Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,564	May 2020	Morgan Stanley and Company International	—	28,097	28,097
Receive	Simon Property Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,177	May 2020	Morgan Stanley and Company International	—	11,337	11,337
Receive	Sino Biopharmaceutical, Ltd.	1-Month HKD HIBOR + 0.50%	Monthly	HKD	49,500	May 2020	Morgan Stanley and Company International	—	(10,013)	(10,013)
Receive	SLM Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	62,566	May 2020	Morgan Stanley and Company International	—	(20,848)	(20,848)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	Morgan Stanley and Company International	—	(30,340)	(30,340)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	Morgan Stanley and Company International	—	(1,655)	(1,655)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.50%	Monthly	USD	109,357	May 2020	Morgan Stanley and Company International	—	(95,032)	(95,032)
Receive	Stryker Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,331	May 2020	Morgan Stanley and Company International	—	(34,734)	(34,734)
Receive	SVB Financial Group	1-Month USD LIBOR + 0.50%	Monthly	USD	1,557	May 2020	Morgan Stanley and Company International	—	(12,388)	(12,388)
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	298	May 2020	Morgan Stanley and Company International	—	39	39
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,580	May 2020	Morgan Stanley and Company International	—	336	336
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	662	May 2020	Morgan Stanley and Company International	—	86	86
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,750	May 2020	Morgan Stanley and Company International	—	749	749
Receive	Syneos Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,645	May 2020	Morgan Stanley and Company International	—	1,518	1,518
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	24,718	May 2020	Morgan Stanley and Company International	—	37,861	37,861
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,912	May 2020	Morgan Stanley and Company International	—	15,183	15,183
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	Morgan Stanley and Company International	—	13,890	13,890
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,967	May 2020	Morgan Stanley and Company International	—	6,252	6,252
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	Morgan Stanley and Company International	—	112	112
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	Morgan Stanley and Company International	—	(39)	(39)
Receive	Teva Pharmaceutical Finance Netherlands III BV	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	Morgan Stanley and Company International	—	1,297	1,297
Receive	Teva Pharmaceutical Finance Netherlands III BV	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	Morgan Stanley and Company International	—	617	617
Receive	The ADT Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	15,000	May 2020	Morgan Stanley and Company International	—	(2,799)	(2,799)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,168	May 2020	Morgan Stanley and Company International	—	55,103	55,103
Receive	TJX Companies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,380	May 2020	Morgan Stanley and Company International	—	4,455	4,455
Receive	Trade Desk, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	18,970	May 2020	Morgan Stanley and Company International	—	(176,100)	(176,100)
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	Morgan Stanley and Company International	—	958	958
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	Morgan Stanley and Company International	—	$(6,987)	$(6,987)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,300	May 2020	Morgan Stanley and Company International	—	(193,381)	(193,381)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,123	May 2020	Morgan Stanley and Company International	—	(53,216)	(53,216)
Receive	Walgreens Boots Alliance, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	12,793	May 2020	Morgan Stanley and Company International	—	29,066	29,066
Receive	Wex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,478	May 2020	Morgan Stanley and Company International	—	(25,228)	(25,228)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	Morgan Stanley and Company International	—	(11,702)	(11,702)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	Morgan Stanley and Company International	—	(700)	(700)
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,083	May 2020	Morgan Stanley and Company International	—	13,639	13,639
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	Morgan Stanley and Company International	—	34,983	34,983
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	Morgan Stanley and Company International	—	49,733	49,733
Receive	Zions Bancorporation	1-Month USD LIBOR + 0.50%	Monthly	USD	11,211	May 2020	Morgan Stanley and Company International	—	(9,026)	(9,026)
								$(1,167)	$(300,060)	$(301,227)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$37,217,958	$33,797,351	$1,797,338	$1,623,269
Consumer staples	2,574,315	1,971,904	602,411	—
Energy	40,957,334	38,638,096	2,319,238	—
Financials	121,736,681	53,406,601	68,330,080	—
Health care	124,679,340	84,127,274	40,126,572	425,494
Industrials	41,994,620	24,549,345	17,445,275	—
Information technology	84,299,009	69,223,968	15,075,041	—
Materials	12,451,039	11,478,222	972,817	—
Real estate	6,390,488	5,300,156	1,090,332	—
Telecommunication services	9,997,585	2,995,516	7,002,069	—
Utilities	10,339,065	6,159,542	4,179,523	—
Preferred securities
Financials	2,994,108	—	2,994,108	—
Industrials	571,631	571,631	—	—

       39

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Utilities	433,126	433,126	—	—
Warrants	77,363	77,363	—	—
Purchased options	2,652,392	988,754	1,663,638	—
Short-term investments	269,752,183	8,849,818	260,902,365	—
Total investments in securities	$769,118,237	$342,568,667	$424,500,807	$2,048,763
Derivatives:
Assets
Forward foreign currency contracts	$1,508,704	—	$1,508,704	—
Swap contracts	13,290,179	—	13,290,179	—
Liabilities
Futures	(104,713)	$(104,713)	—	—
Forward foreign currency contracts	(640,321)	—	(640,321)	—
Written options	(294,587)	(181,223)	(113,364)	—
Swap contracts	(13,906,186)	—	(13,906,186)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2018, the fund used forward foreign currency contracts to manage against anticipated charges in currency exchange rates and gain exposure to foreign currency.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2018, the fund used purchased options to manage against anticipated changes in securities markets, gain exposure to certain securities markets, manage against anticipated changes in currency exchange rates and as a substitute for securities purchased.

During the period ended July 31, 2018, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to foreign currencies and as a substitute for securities purchased.

       40

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended July 31, 2018, the fund used total return swaps to manage equity exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       41

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	437Q3	07/18
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund.		9/18

John Hancock

Enduring Assets Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 97.7%		$153,813,440
(Cost $131,459,183)
Brazil 0.9%		1,464,903
Cia de Saneamento do Parana	123,500	1,464,903
Canada 7.8%		12,314,353
Canadian National Railway Company	65,244	5,823,987
TransCanada Corp.	144,300	6,490,366
China 11.2%		17,681,967
China Longyuan Power Group Corp., Ltd., H Shares	6,811,348	6,344,376
ENN Energy Holdings, Ltd.	602,705	6,128,131
Huaneng Renewables Corp., Ltd., H Shares	14,000,474	5,209,460
France 6.6%		10,294,729
Engie SA	277,574	4,482,416
Vinci SA	57,764	5,812,313
Germany 5.1%		7,998,694
E.ON SE	583,394	6,581,978
Innogy SE (A)	32,953	1,416,716
Hong Kong 8.9%		13,969,646
Beijing Enterprises Holdings, Ltd.	964,010	4,703,202
CK Infrastructure Holdings, Ltd.	533,423	3,959,752
Guangdong Investment, Ltd.	3,078,106	5,306,692
Italy 5.3%		8,359,630
Enel SpA	936,036	5,214,588
Snam SpA	732,332	3,145,042
Japan 4.8%		7,575,441
NTT DOCOMO, Inc.	209,495	5,393,432
Osaka Gas Company, Ltd.	113,379	2,182,009
Spain 4.4%		6,944,534
Iberdrola SA	868,195	6,750,123
Iberdrola SA (A)	25,005	194,411
Switzerland 1.7%		2,730,232
Flughafen Zurich AG	13,048	2,730,232
United Kingdom 7.9%		12,422,607
BT Group PLC	1,316,721	4,027,959
National Grid PLC	413,672	4,419,242
Severn Trent PLC	156,634	3,975,406
United States 33.1%		52,056,704
American Tower Corp.	41,588	6,165,005
Avangrid, Inc.	106,961	5,354,468
Berkshire Hathaway, Inc., Class B (A)	23,650	4,679,626
Comcast Corp., Class A	142,130	5,085,411
Edison International	76,901	5,123,914
Equity LifeStyle Properties, Inc.	61,836	5,626,458
Kinder Morgan, Inc.	85,369	1,517,861
NextEra Energy Partners LP (B)	22,490	1,058,604
NextEra Energy, Inc.	35,464	5,941,639
Sempra Energy	44,752	5,172,884
UGI Corp.	119,135	6,330,834

2	JOHN HANCOCK ENDURING ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$775,435
(Cost $775,261)
John Hancock Collateral Trust (C)	2.0983(D)	77,504	775,435

	Par value^	Value
Short-term investments 2.0%		$3,100,000
(Cost $3,100,000)
Repurchase agreement 2.0%		3,100,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-18 at 1.910% to be repurchased at $3,100,164 on 8-1-18, collateralized by $1,125,100 U.S. Treasury Bills, 0.000% due 10-11-18 to 12-6-18 (valued at $1,120,615, including interest), $1,607,400 U.S. Treasury Bonds, 4.750% due 2-15-37 (valued at $2,041,248, including interest), $100 U.S. Treasury Floating Rate Notes, 1.143% due 4-30-19 (valued at $101, including interest), $104 U.S. Treasury Inflation Indexed Notes, 0.375% due 1-15-27 (valued at $100, including interest)	3,100,000	3,100,000
Total investments (Cost $135,334,444) 100.2%		$157,688,875
Other assets and liabilities, net (0.2%)		(343,601)
Total net assets 100.0%		$157,345,274

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $758,743.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-18.
The fund had the following sector composition as a percentage of net assets on 7-31-18:

Utilities	61.8%
Industrials	9.1%
Real estate	7.5%
Energy	7.1%
Telecommunication services	6.0%
Consumer discretionary	3.2%
Financials	3.0%
Short-term investments and other	2.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ENDURING ASSETS FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$1,464,903	$1,464,903	—	—
Canada	12,314,353	12,314,353	—	—
China	17,681,967	—	$17,681,967	—
France	10,294,729	—	10,294,729	—
Germany	7,998,694	—	7,998,694	—
Hong Kong	13,969,646	—	13,969,646	—
Italy	8,359,630	—	8,359,630	—
Japan	7,575,441	—	7,575,441	—
Spain	6,944,534	—	6,944,534	—
Switzerland	2,730,232	—	2,730,232	—
United Kingdom	12,422,607	—	12,422,607	—
United States	52,056,704	52,056,704	—	—
Securities lending collateral	775,435	775,435	—	—
Short-term investments	3,100,000	—	3,100,000	—
Total investments in securities	$157,688,875	$66,611,395	$91,077,480	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the

       4

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	475,118	2,026,850	(2,424,464)	77,504	—	—	$77	$325	$775,435

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	438Q3	07/18
This report is for the information of the shareholders of John Hancock Enduring Assets Fund.		9/18

John Hancock

Value Equity Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 100.8%		$613,233,616
(Cost $501,797,523)
Consumer discretionary 13.5%		81,899,772
Hotels, restaurants and leisure 4.1%
Carnival Corp.	84,600	5,011,704
Norwegian Cruise Line Holdings, Ltd. (A)	173,952	8,702,819
Royal Caribbean Cruises, Ltd.	82,953	9,353,779
SeaWorld Entertainment, Inc. (A)	74,755	1,592,282
Household durables 1.0%
Lennar Corp., A Shares	112,363	5,873,214
Media 1.6%
Comcast Corp., Class A	270,729	9,686,684
Multiline retail 1.7%
Dollar General Corp.	106,600	10,462,790
Specialty retail 4.2%
Advance Auto Parts, Inc.	52,881	7,468,384
Lowe's Companies, Inc.	114,200	11,344,628
O'Reilly Automotive, Inc. (A)	21,606	6,611,436
Textiles, apparel and luxury goods 0.9%
Hanesbrands, Inc. (B)	260,200	5,792,052
Consumer staples 3.7%		22,292,286
Beverages 1.7%
Coca-Cola European Partners PLC	241,300	9,951,212
Tobacco 2.0%
Altria Group, Inc.	96,136	5,641,260
Philip Morris International, Inc.	77,634	6,699,814
Energy 14.1%		85,677,346
Energy equipment and services 0.3%
Covia Holdings Corp. (A)(B)	95,160	1,715,735
Oil, gas and consumable fuels 13.8%
BP PLC, ADR	218,500	9,852,165
Chevron Corp.	74,900	9,457,623
ConocoPhillips	172,600	12,456,542
Hess Corp.	180,300	11,833,089
Kosmos Energy, Ltd. (A)	662,605	5,022,546
Occidental Petroleum Corp.	110,800	9,299,444
Parsley Energy, Inc., Class A (A)	191,321	6,013,219
Phillips 66	86,400	10,656,576
Vermilion Energy, Inc. (B)	272,554	9,370,407
Financials 27.3%		166,242,845
Banks 11.2%
Bank of America Corp.	467,300	14,430,224
Citigroup, Inc.	218,000	15,672,020
JPMorgan Chase & Co.	111,738	12,844,283
KeyCorp	289,900	6,050,213
The PNC Financial Services Group, Inc.	66,700	9,660,161
Wells Fargo & Company	160,700	9,206,503
Capital markets 4.3%
E*TRADE Financial Corp. (A)	151,378	9,053,918
State Street Corp.	98,500	8,698,535
2	JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	162,816	$8,705,772
Consumer finance 4.4%
American Express Company	102,100	10,160,992
Navient Corp.	414,100	5,470,261
SLM Corp. (A)	1,009,900	11,401,771
Diversified financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	47,000	9,299,890
Jefferies Financial Group, Inc.	322,527	7,821,280
Insurance 3.6%
American International Group, Inc.	107,927	5,958,650
Fidelity National Financial, Inc.	148,400	6,010,200
Willis Towers Watson PLC	61,367	9,783,127
Thrifts and mortgage finance 1.0%
New York Community Bancorp, Inc.	558,500	6,015,045
Health care 13.8%		83,696,332
Health care equipment and supplies 1.7%
Medtronic PLC	114,600	10,340,358
Health care providers and services 9.0%
Anthem, Inc.	50,400	12,751,200
Cardinal Health, Inc.	96,300	4,810,185
Cigna Corp.	44,039	7,901,477
CVS Health Corp.	139,368	9,039,408
Express Scripts Holding Company (A)	93,500	7,429,510
UnitedHealth Group, Inc.	50,050	12,673,661
Pharmaceuticals 3.1%
Merck & Company, Inc.	73,717	4,855,739
Pfizer, Inc.	240,000	9,583,200
Teva Pharmaceutical Industries, Ltd., ADR	180,100	4,311,594
Industrials 10.2%		62,232,354
Aerospace and defense 3.4%
Spirit AeroSystems Holdings, Inc., Class A	116,560	10,869,220
United Technologies Corp.	72,010	9,774,637
Building products 2.4%
Johnson Controls International PLC	193,732	7,266,887
Owens Corning	115,399	7,180,126
Industrial conglomerates 1.3%
General Electric Company	588,000	8,014,440
Machinery 1.5%
Stanley Black & Decker, Inc.	63,672	9,517,054
Professional services 0.4%
Nielsen Holdings PLC	95,795	2,256,930
Road and rail 1.2%
AMERCO	19,500	7,353,060
Information technology 10.4%		63,583,115
Semiconductors and semiconductor equipment 6.1%
Broadcom, Inc.	35,386	7,847,553
Microchip Technology, Inc.	91,691	8,566,690
QUALCOMM, Inc.	119,587	7,664,331
Texas Instruments, Inc.	81,500	9,072,580
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK VALUE EQUITY FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Versum Materials, Inc.	105,300	$4,059,315
Software 2.9%
Microsoft Corp.	86,026	9,125,638
Oracle Corp.	180,900	8,625,312
Technology hardware, storage and peripherals 1.4%
Hewlett Packard Enterprise Company	558,400	8,621,696
Materials 5.2%		31,697,637
Chemicals 5.2%
Air Products & Chemicals, Inc.	58,300	9,571,111
DowDuPont, Inc.	135,937	9,348,387
LyondellBasell Industries NV, Class A	59,600	6,603,084
Praxair, Inc.	36,866	6,175,055
Utilities 2.6%		15,911,929
Electric utilities 1.1%
Exelon Corp.	153,081	6,505,943
Multi-utilities 1.5%
Dominion Energy, Inc.	131,167	9,405,986

	Yield (%)	Shares	Value
Securities lending collateral 1.3%			$7,646,842
(Cost $7,644,889)
John Hancock Collateral Trust (C)	2.0983(D)	764,294	7,646,842

Total investments (Cost $509,442,412) 102.1%	$620,880,458
Other assets and liabilities, net (2.1%)	(12,680,887)
Total net assets 100.0%	$608,199,571

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 7-31-18. The value of securities on loan amounted to $7,495,576.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-18.
4	JOHN HANCOCK VALUE EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	1,317,724	13,438,554	(13,991,984)	764,294	—	—	($4,158)	$2,101	$7,646,842

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	454Q3	07/18
This report is for the information of the shareholders of John Hancock Value Equity Fund.		9/18

John Hancock

Disciplined Value International Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 92.5%		$974,600,822
(Cost $958,654,001)
Australia 1.0%		10,966,318
Woodside Petroleum, Ltd.	409,139	10,966,318
Belgium 0.6%		6,229,726
Ageas	116,150	6,229,726
Bermuda 2.2%		23,239,699
Everest Re Group, Ltd.	82,097	17,925,880
RenaissanceRe Holdings, Ltd.	40,302	5,313,819
Brazil 0.5%		4,712,475
Minerva SA (A)	2,345,800	4,712,475
Canada 1.2%		12,723,466
Nutrien, Ltd.	234,707	12,723,466
Denmark 1.3%		13,828,701
Novo Nordisk A/S, B Shares	277,979	13,828,701
France 13.5%		142,397,026
Atos SE	165,433	22,167,569
Bollore SA	1,100,910	5,118,437
Capgemini SE	187,870	24,034,829
Danone SA	180,923	14,204,669
Schneider Electric SE	128,915	10,347,467
Sopra Steria Group	29,374	5,195,706
Teleperformance	55,093	10,089,273
TOTAL SA	620,746	40,488,350
Vinci SA	106,843	10,750,726
Germany 6.8%		71,826,058
Allianz SE	65,086	14,400,567
Bayer AG	73,477	8,179,982
E.ON SE	1,295,523	14,616,371
Fresenius SE & Company KGaA	17,471	1,346,813
Henkel AG & Company KGaA	61,977	6,645,975
Muenchener Rueckversicherungs-Gesellschaft AG	21,377	4,737,037
Norma Group SE	61,132	3,876,009
Siemens AG	127,699	18,023,304
Hong Kong 1.5%		16,231,798
China Mobile, Ltd.	633,000	5,718,151
CK Hutchison Holdings, Ltd.	965,912	10,513,647
Hungary 0.5%		5,266,994
OTP Bank PLC	140,027	5,266,994
Ireland 2.1%		22,009,885
Bank of Ireland Group PLC	328,980	2,823,432
CRH PLC	561,671	19,186,453
Isle of Man 0.5%		5,501,322
GVC Holdings PLC	358,070	5,501,322
Japan 20.1%		211,225,343
Aisin Seiki Company, Ltd.	137,300	6,403,947
Alps Electric Company, Ltd.	260,100	7,503,505
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Asahi Group Holdings, Ltd.	206,900	$10,056,326
Fuji Electric Company, Ltd.	2,852,000	21,067,772
Haseko Corp.	609,100	8,082,593
KDDI Corp.	450,500	12,540,498
Kinden Corp.	502,900	8,084,612
KYB Corp.	120,300	5,651,993
Matsumotokiyoshi Holdings Company, Ltd.	159,400	6,912,960
Mitsubishi Electric Corp.	695,400	9,448,208
Nippon Telegraph & Telephone Corp.	221,100	10,226,658
Nomura Holdings, Inc.	1,071,500	5,080,414
Resona Holdings, Inc.	1,841,500	10,473,938
Sanwa Holdings Corp.	477,800	5,434,518
Seven & i Holdings Company, Ltd.	276,100	11,275,889
Sony Corp.	272,000	14,619,132
SUMCO Corp.	380,900	8,150,021
Sumitomo Electric Industries, Ltd.	758,900	11,674,265
Sumitomo Mitsui Financial Group, Inc.	309,300	12,275,415
Suzuki Motor Corp.	154,800	9,105,014
Tokio Marine Holdings, Inc.	236,700	11,261,221
Tokuyama Corp.	186,400	5,896,444
Luxembourg 0.5%		4,911,585
Ternium SA, ADR	135,492	4,911,585
Malta 0.0%		0
BGP Holdings PLC (A)(B)	2,714,128	0
Mexico 1.7%		17,403,906
Alpek SAB de CV	3,314,661	5,596,833
Cemex SAB de CV, ADR (A)	1,584,842	11,807,073
Netherlands 4.8%		50,184,337
ING Groep NV	561,977	8,590,801
Koninklijke Ahold Delhaize NV	223,774	5,690,720
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	1,047,741	35,902,816
Norway 1.1%		11,730,943
DNB ASA	582,564	11,730,943
South Korea 2.5%		26,128,072
Hana Financial Group, Inc.	108,320	4,355,290
KT Corp., ADR	433,531	5,939,375
LG Uplus Corp.	346,347	4,768,233
Samsung Electronics Company, Ltd.	266,565	11,065,174
Switzerland 10.5%		110,925,519
ABB, Ltd.	686,306	15,754,533
Glencore PLC (A)	2,492,021	10,928,591
Novartis AG	201,621	16,920,379
Roche Holding AG	122,293	30,040,825
Swiss Re AG	267,470	24,522,522
UBS Group AG (A)	776,243	12,758,669
United Kingdom 15.1%		159,510,508
Aviva PLC	2,998,968	19,654,389
Cairn Energy PLC (A)	1,287,855	4,127,721
Coca-Cola European Partners PLC	269,100	11,097,684
Direct Line Insurance Group PLC	3,719,038	16,779,721
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Equiniti Group PLC (C)	1,670,578	$4,693,821
GlaxoSmithKline PLC	768,169	15,955,057
Ibstock PLC (C)	1,056,234	3,403,045
Imperial Brands PLC	248,434	9,514,451
Lloyds Banking Group PLC	15,014,578	12,307,119
Nomad Foods, Ltd. (A)	956,421	18,171,999
Persimmon PLC	203,631	6,623,011
Smiths Group PLC	196,176	4,145,872
The Royal Bank of Scotland Group PLC (A)	1,352,189	4,521,939
Tullow Oil PLC (A)	1,185,000	3,522,710
Vodafone Group PLC	6,166,727	15,065,071
WPP PLC	634,632	9,926,898
United States 4.5%		47,647,141
Air Lease Corp.	212,836	9,356,271
Flex, Ltd. (A)	1,067,000	14,895,320
The Mosaic Company	371,628	11,189,719

Trinseo SA	163,398	12,205,831
Preferred securities 1.7%		$17,754,401
(Cost $17,342,383)
Germany 1.0%		10,725,543
Volkswagen AG	60,201	10,725,543
South Korea 0.7%		7,028,858
Samsung Electronics Company, Ltd.	204,743	7,028,858

	Yield (%)	Shares	Value
Short-term investments 4.8%			$50,403,090
(Cost $50,403,090)
Money market funds 4.8%			50,403,090
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8296(D)	50,403,090	50,403,090
Total investments (Cost $1,026,399,474) 99.0%			$1,042,758,313
Other assets and liabilities, net 1.0%			10,292,386
Total net assets 100.0%			$1,053,050,699

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-18.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 7-31-18:

Financials	20.1%
Industrials	13.6%
Information technology	10.0%
Consumer staples	9.3%
Materials	9.2%
Energy	8.9%
Consumer discretionary	8.3%
Health care	8.2%
Telecommunication services	5.2%
Utilities	1.4%
Short-term investments and other	5.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$10,966,318	—	$10,966,318	—
Belgium	6,229,726	—	6,229,726	—
Bermuda	23,239,699	$23,239,699	—	—
Brazil	4,712,475	4,712,475	—	—
Canada	12,723,466	12,723,466	—	—
Denmark	13,828,701	—	13,828,701	—
France	142,397,026	—	142,397,026	—
Germany	71,826,058	—	71,826,058	—
Hong Kong	16,231,798	—	16,231,798	—
Hungary	5,266,994	—	5,266,994	—
Ireland	22,009,885	—	22,009,885	—
Isle of Man	5,501,322	—	5,501,322	—
Japan	211,225,343	—	211,225,343	—
Luxembourg	4,911,585	4,911,585	—	—
Mexico	17,403,906	17,403,906	—	—
Netherlands	50,184,337	—	50,184,337	—
Norway	11,730,943	—	11,730,943	—
South Korea	26,128,072	5,939,375	20,188,697	—
Switzerland	110,925,519	—	110,925,519	—

       6

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	159,510,508	29,269,683	130,240,825	—
United States	47,647,141	47,647,141	—	—
Preferred securities	17,754,401	—	17,754,401	—
Short-term investments	50,403,090	50,403,090	—	—
Total investments in securities	$1,042,758,313	$196,250,420	$846,507,893	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	2,684,342	29,326,222	(32,010,564)	—	—	—	($11,553)	$732	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	455Q3	07/18
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund.		9/18

John Hancock

Emerging Markets Equity Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 92.6%		$1,029,897,554
(Cost $885,586,901)
Argentina 1.1%		12,287,137
YPF SA, ADR (A)	740,189	12,287,137
Brazil 5.1%		56,366,459
Ambev SA, ADR	3,012,634	15,484,939
Cielo SA	1,588,900	6,074,845
Kroton Educacional SA	1,876,300	5,648,946
Odontoprev SA	2,970,400	10,549,498
Vale SA, ADR	1,269,320	18,608,231
China 29.8%		331,291,452
3SBio, Inc. (B)	5,317,000	11,344,018
Alibaba Group Holding, Ltd., ADR (A)	246,310	46,116,621
Baidu, Inc., ADR (A)	138,585	34,255,438
Bank of China, Ltd., H Shares	39,439,000	18,631,632
China Construction Bank Corp., H Shares	28,990,000	26,505,073
CNOOC, Ltd.	16,945,000	28,388,774
Ctrip.com International, Ltd., ADR (A)	303,754	12,499,477
Dali Foods Group Company, Ltd. (B)	21,597,000	18,107,443
Focus Media Information Technology Company Ltd., Class A	5,197,736	8,107,981
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	617,152	3,134,876
Kweichow Moutai Company, Ltd., Class A	89,506	9,548,722
PetroChina Company, Ltd., H Shares	16,586,000	12,631,006
Ping An Healthcare and Technology Company, Ltd. (A)(B)	1,422,200	8,670,128
Ping An Insurance Group Company of China, Ltd., H Shares	3,948,000	36,753,044
Qingdao Haier Company, Ltd., Class A	3,140,404	7,968,340
Sinopharm Group Company, Ltd., H Shares	3,528,800	14,936,560
Tencent Holdings, Ltd.	357,200	16,257,743
Wise Talent Information Technology Company Ltd. (A)	1,383,000	5,012,881
Yum China Holdings, Inc.	344,282	12,421,695
Czech Republic 1.0%		10,709,707
Komercni banka AS	246,663	10,709,707
Hong Kong 6.5%		72,122,199
AIA Group, Ltd.	5,132,200	44,924,998
Nine Dragons Paper Holdings, Ltd.	10,803,000	13,399,333
Pacific Basin Shipping, Ltd. (A)	52,798,000	13,797,868
India 9.8%		109,350,511
Colgate-Palmolive India, Ltd.	534,723	8,935,428
HDFC Bank, Ltd.	433,188	13,702,524
Housing Development Finance Corp., Ltd.	608,268	17,659,216
ICICI Bank, Ltd.	2,543,568	11,231,408
IndusInd Bank, Ltd.	291,496	8,503,798
ITC, Ltd.	3,765,718	16,358,592
Reliance Industries, Ltd.	1,131,522	19,579,810
UltraTech Cement, Ltd.	218,520	13,379,735
Indonesia 2.2%		23,985,500
Astra International Tbk PT	22,548,200	11,186,685
Matahari Department Store Tbk PT	9,266,500	5,168,797
Telekomunikasi Indonesia Persero Tbk PT	30,770,100	7,630,018
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Macau 1.4%		$15,698,660
Sands China, Ltd.	3,038,400	15,698,660
Mexico 3.8%		42,815,671
Cemex SAB de CV (A)	19,354,300	14,455,171
Fomento Economico Mexicano SAB de CV	1,563,400	15,358,233
Grupo Financiero Banorte SAB de CV, Series O	1,864,100	13,002,267
Peru 1.8%		20,222,124
Credicorp, Ltd.	88,395	20,222,124
Russia 5.8%		64,097,605
LUKOIL PJSC, ADR	199,314	14,250,951
Mail.Ru Group, Ltd., GDR (A)	360,988	9,749,058
Sberbank of Russia PJSC, ADR	2,462,276	34,545,732
Yandex NV, Class A (A)	154,390	5,551,864
South Africa 5.2%		57,835,614
FirstRand, Ltd.	3,476,309	18,271,851
Naspers, Ltd., N Shares	160,718	39,563,763
South Korea 5.9%		65,845,569
LG Household & Health Care, Ltd.	15,532	16,819,861
NAVER Corp.	24,161	15,501,542
SK Hynix, Inc.	285,241	22,046,393
S-Oil Corp.	109,278	11,477,773
Taiwan 8.1%		90,530,162
ASE Industrial Holding Company, Ltd.	4,937,000	12,655,476
LandMark Optoelectronics Corp.	2,027,000	18,087,846
Taiwan Semiconductor Manufacturing Company, Ltd.	3,125,000	24,986,602
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	844,461	34,800,238
United Kingdom 4.0%		44,781,224
Mondi PLC	585,018	16,085,272
Rio Tinto PLC	522,689	28,695,952
United States 1.1%		11,957,960

Samsonite International SA (A)(B)	3,158,700	11,957,960
Preferred securities 6.2%		$68,819,895
(Cost $47,554,101)
Brazil 1.3%		14,710,731
Itau Unibanco Holding SA	1,226,973	14,710,731
South Korea 4.9%		54,109,164
Samsung Electronics Company, Ltd.	1,576,140	54,109,164

	Yield (%)	Shares	Value
Short-term investments 1.1%			$12,959,090
(Cost $12,959,090)
Money market funds 1.1%			12,959,090
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.7471(C)	12,959,090	12,959,090
Total investments (Cost $946,100,092) 99.9%			$1,111,676,539
Other assets and liabilities, net 0.1%			739,269
Total net assets 100.0%			$1,112,415,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
The fund had the following sector composition as a percentage of net assets on 7-31-18:

Information technology	28.5%
Financials	25.9%
Consumer discretionary	11.0%
Materials	9.4%
Consumer staples	9.1%
Energy	8.8%
Health care	4.1%
Industrials	1.3%
Telecommunication services	0.7%
Short-term investments and other	1.2%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Argentina	$12,287,137	$12,287,137	—	—
Brazil	56,366,459	56,366,459	—	—
China	331,291,452	105,293,231	$225,998,221	—
Czech Republic	10,709,707	—	10,709,707	—
Hong Kong	72,122,199	—	72,122,199	—
India	109,350,511	—	109,350,511	—
Indonesia	23,985,500	—	23,985,500	—
Macau	15,698,660	—	15,698,660	—
Mexico	42,815,671	42,815,671	—	—
Peru	20,222,124	20,222,124	—	—
Russia	64,097,605	54,348,547	9,749,058	—
South Africa	57,835,614	—	57,835,614	—
South Korea	65,845,569	—	65,845,569	—
Taiwan	90,530,162	34,800,238	55,729,924	—
United Kingdom	44,781,224	—	44,781,224	—
United States	11,957,960	—	11,957,960	—
Preferred securities
Brazil	14,710,731	14,710,731	—	—
South Korea	54,109,164	—	54,109,164	—

       5

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	12,959,090	12,959,090	—	—
Total investments in securities	$1,111,676,539	$353,803,228	$757,873,311	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	456Q3	07/18
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund.		9/18

John Hancock

Global Focused Strategies Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 18.0%					$6,650,851
(Cost $6,580,849)
Brazil 10.9%					4,011,020
Federative Republic of Brazil
Bill (A)	8.252	07-01-20	BRL	6,353,000	1,450,484
Bill (A)	9.159	07-01-21	BRL	8,095,000	1,663,803
Note	10.000	01-01-23	BRL	3,365,000	896,733
Greece 7.1%					2,639,831
Republic of Greece
Bond (B)	3.375	02-15-25	EUR	754,000	875,830
Bond	3.500	01-30-23	EUR	733,000	875,158

Bond (B)	4.375	08-01-22	EUR	721,000	888,843
Corporate bonds 10.5%					$3,902,204
(Cost $3,947,886)
Argentina 0.9%					316,925
Cablevision SA	6.500	06-15-21		250,000	248,793
Pampa Energia SA	7.375	07-21-23		70,000	68,132
Brazil 0.7%					269,780
Petrobras Global Finance BV	4.375	05-20-23		280,000	269,780
Cayman Islands 0.7%					256,764
MAF Global Securities, Ltd. (5.500% to 9-7-22, then 5 Year U.S. Swap Rate + 3.476%) (C)	5.500	09-07-22		270,000	256,764
Colombia 0.7%					265,269
Bancolombia SA (4.875% to 10-18-22, then 5 Year CMT + 2.929%)	4.875	10-18-27		270,000	265,269
Guatemala 0.7%					269,714
Comunicaciones Celulares SA	6.875	02-06-24		260,000	269,714
Hong Kong 1.4%					525,873
China Resources Gas Group, Ltd.	4.500	04-05-22		260,000	263,552
Shimao Property Holdings, Ltd.	8.375	02-10-22		250,000	262,321
Kazakhstan 0.7%					267,927
KazMunayGas National Company JSC	3.875	04-19-22		270,000	267,927
Mexico 1.4%					504,684
Petroleos Mexicanos	3.500	01-30-23		270,000	256,559
Unifin Financiera SAB	7.250	09-27-23		250,000	248,125
Netherlands 0.4%					151,972
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		163,000	151,972
Russia 0.8%					276,203
Gazprom OAO	6.510	03-07-22		260,000	276,203
Turkey 0.7%					266,383
Turk Telekomunikasyon AS	3.750	06-19-19		270,000	266,383
United Arab Emirates 0.7%					271,361
Oztel Holdings SPC, Ltd.	5.625	10-24-23		270,000	271,361
United Kingdom 0.7%					259,349
Liquid Telecommunications Financing PLC	8.500	07-13-22		250,000	259,349

2	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 17.4%		$6,414,842
(Cost $6,267,710)
France 1.6%		580,013
Danone SA	2,722	213,709
TOTAL SA	5,616	366,304
Germany 0.4%		151,870
Suedzucker AG	4,300	62,747
Symrise AG	986	89,123
Ireland 0.5%		180,837
Glanbia PLC	4,473	73,583
Kerry Group PLC, Class A	1,010	107,254
Italy 1.0%		369,532
Eni SpA	19,198	369,532
Netherlands 1.6%		567,940
Heineken NV	2,256	227,949
Royal Dutch Shell PLC, A Shares	9,926	339,991
Norway 0.3%		89,611
Orkla ASA	10,590	89,611
Spain 0.9%		342,668
Repsol SA	17,276	342,668
Switzerland 1.5%		566,547
Chocoladefabriken Lindt & Spruengli AG	1	80,103
Givaudan SA	50	117,035
Nestle SA	4,533	369,409
United Kingdom 1.9%		707,183
BP PLC	44,501	334,443
Unilever NV	6,461	372,740
United States 7.7%		2,858,641
Chevron Corp.	2,758	348,253
Comerica, Inc.	1,215	117,782
Cullen/Frost Bankers, Inc.	998	110,269
East West Bancorp, Inc.	1,614	104,490
Exxon Mobil Corp.	4,172	340,060
First Horizon National Corp.	6,107	109,254
FNB Corp.	8,310	106,617
Hancock Holding Company	2,212	111,153
IBERIABANK Corp.	1,411	117,254
Occidental Petroleum Corp.	4,081	342,518
Prosperity Bancshares, Inc.	1,554	109,013
Signature Bank	898	98,520
Sterling Bancorp	4,634	102,875
SVB Financial Group (D)	360	110,837
Synovus Financial Corp.	2,054	101,509
Texas Capital Bancshares, Inc. (D)	1,146	104,057
Umpqua Holdings Corp.	4,716	100,451
Webster Financial Corp.	1,732	111,766
Wintrust Financial Corp.	1,208	105,978
Zions Bancorporation	2,050	105,985

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	3

	Contracts/Notional amount	Value
Purchased options 4.7%		$1,728,360
(Cost $1,851,874)
Calls 1.8%		665,624
Exchange Traded Option on Euro STOXX 50 Price Index (Expiration Date: 3-15-19; Strike Price: EUR 3,450.00; Notional Amount: 590) (D)	59	122,046
Exchange Traded Option on Euro STOXX Index (Expiration Date: 6-21-19; Strike Price: EUR 115.00; Notional Amount: 14,300) (D)	286	113,707
Over the Counter Option on 10 Year Interest Rate Swap. Receive a fixed rate of 2.740% and pay a floating rate based on 3-month LIBOR (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,340,000	378,088
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 9-24-18; Strike Price EUR 111.38; Counterparty: Deutsche Bank) (D)(E)	4,183	32,079
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 9-24-18; Strike Price EUR 112.34; Counterparty: Merrill Lynch) (D)(E)	2,878	19,704
Puts 2.9%		1,062,736
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 2.740% (Expiration Date: 10-12-27; Strike Rate: 2.740%; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,340,000	580,807
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 3.125% (Expiration Date: 6-9-20; Strike Rate: 3.125%; Counterparty: Goldman Sachs and Company) (D)(E)	16,000,000	466,701
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 9-24-18; Strike Price EUR 112.60; Counterparty: Morgan Stanley & Company, Inc.) (D)(E)	5,958	12,792
Over the Counter Option on Euro STOXX Banks Price Index (Expiration Date: 9-24-18; Strike Price EUR 112.78; Counterparty: Deutsche Bank) (D)(E)	1,103	2,436

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 40.9%				$15,136,429
(Cost $15,135,457)
Certificate of deposit 8.1%				3,000,377
Bank of Montreal	2.060	08-17-18	500,000	499,998
Natixis SA	2.350	08-01-18	1,000,000	1,000,018
Standard Chartered PLC	2.480	10-23-18	1,000,000	1,000,351
The Toronto-Dominion Bank	2.320	11-19-18	500,000	500,010
Commercial paper 9.4%				3,487,898
Bank Nederlandse Gemeenten NV	2.103	08-20-18	500,000	499,432
Caisse des Depots et Consignations	2.187	10-26-18	500,000	497,376
DekaBank Deutsche Girozentrale	2.267	10-24-18	500,000	497,246
Nationwide Building Society	2.257	08-14-18	1,000,000	999,215
NRW Bank	1.996	08-21-18	500,000	499,409
UBS AG	2.478	01-10-19	500,000	495,220
Time deposits 11.1%				4,110,095
BNP Paribas SA	1.850	08-01-18	1,003,313	1,003,313
Credit Agricole SA	1.800	08-01-18	601,141	601,141
DBS Bank, Ltd.	2.100	08-23-18	500,000	500,000
KBC Bank NV	1.900	08-01-18	1,003,430	1,003,430
Sumitomo Mitsui Financial Group, Inc.	1.850	08-01-18	1,002,211	1,002,211
U.S. Government 8.1%				2,993,254
U.S. Treasury Bill (F)	1.866	09-13-18	3,000,000	2,993,254

4	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Money market funds 4.2%			1,544,805
Federated Government Obligations Fund, Institutional Class	1.7714(G)	1,544,805	1,544,805
Total investments (Cost $33,783,776) 91.5%			$33,832,686
Other assets and liabilities, net 8.5%			3,136,076
Total net assets 100.0%			$36,968,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing security.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	The rate shown is the annualized seven-day yield as of 7-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 7-31-18:
Foreign government obligations	18.0%
Energy	10.4%
Financials	6.4%
Purchased options	4.7%
Consumer staples	4.4%
Telecommunication services	3.5%
Utilities	0.9%
Real estate	0.7%
Consumer discretionary	0.7%
Materials	0.5%
Health care	0.4%
Short-term investments and other	49.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	45	Long	Oct 2018	$5,108,555	$5,090,625	$(17,930)
Euro STOXX 50 Index Dividend Futures	111	Long	Dec 2022	1,591,314	1,595,208	3,894
FTSE 100 Index Futures	16	Long	Sep 2018	1,591,274	1,613,587	22,313
H-Shares Index Futures	23	Long	Aug 2018	1,620,291	1,612,393	(7,898)
Mini MSCI Emerging Markets Index Futures	21	Long	Sep 2018	1,192,344	1,151,115	(41,229)
MSCI India Index Futures	25	Long	Sep 2018	1,639,335	1,716,350	77,015
S&P 500 Index E-Mini Futures	21	Long	Sep 2018	2,922,558	2,957,955	35,397
STOXX Europe 600 Index Futures	31	Long	Sep 2018	692,625	707,412	14,787
Euro STOXX 50 Index Futures	34	Short	Sep 2018	(1,373,568)	(1,399,074)	(25,506)
Euro-BOBL Futures	17	Short	Sep 2018	(2,616,511)	(2,616,256)	255
						$61,098
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	4,587,900	USD	150,154	JPMorgan Chase & Co.	9/25/2018	$8,349	—
AUD	190,000	USD	139,979	JPMorgan Chase & Co.	9/25/2018	1,210	—
BRL	4,334,400	USD	1,147,122	JPMorgan Chase & Co.	9/6/2018	2,809	—
BRL	2,018,300	USD	529,599	Deutsche Bank AG	9/25/2018	4,960	—
CHF	44,181	USD	45,159	Morgan Stanley & Company, Inc.	8/23/2018	—	$(455)
CHF	156,370	USD	158,464	Societe Generale Paris	8/23/2018	—	(244)
COP	264,100,000	USD	89,444	Barclays Capital	9/25/2018	1,705	—
COP	847,150,000	USD	292,232	JPMorgan Chase & Co.	9/25/2018	149	—
CZK	2,258,600	USD	102,202	Citigroup	9/25/2018	1,292	—
EUR	487,482	USD	578,283	Bank National Paris	8/23/2018	—	(7,299)
EUR	8,300	USD	9,632	Barclays Capital	8/23/2018	91	—
EUR	518,747	USD	609,267	JPMorgan Chase & Co.	8/23/2018	—	(1,662)
EUR	180,000	USD	210,089	Royal Bank of Canada	8/23/2018	744	—
GBP	318,528	USD	430,410	Societe Generale Paris	8/23/2018	—	(11,936)
GBP	199,000	USD	264,549	Royal Bank of Canada	9/25/2018	—	(2,746)
HUF	81,365,000	USD	294,010	Citigroup	9/25/2018	3,684	—
IDR	10,123,500,000	USD	702,533	Barclays Capital	9/25/2018	—	(3,951)
INR	22,970,000	USD	336,245	Bank National Paris	8/28/2018	—	(2,050)
INR	17,476,000	USD	253,378	Barclays Capital	9/25/2018	63	—
JPY	8,200,000	USD	74,574	Royal Bank of Canada	8/23/2018	—	(1,129)
JPY	245,500,000	USD	2,247,829	Barclays Capital	9/13/2018	—	(45,800)
JPY	109,000,000	USD	988,857	Deutsche Bank AG	9/13/2018	—	(11,174)
KRW	270,000,000	USD	252,089	Bank National Paris	9/7/2018	—	(9,421)
MXN	11,641,500	USD	570,290	Bank National Paris	9/25/2018	48,718	—
MYR	827,450	USD	205,547	Barclays Capital	9/25/2018	—	(1,279)
NOK	27,398	USD	3,435	Citigroup	8/23/2018	—	(73)
PEN	442,100	USD	134,275	Citigroup	9/25/2018	520	—
PEN	149,580	USD	45,410	JPMorgan Chase & Co.	9/25/2018	197	—
RON	973,350	USD	241,091	Citigroup	9/25/2018	4,491	—
RUB	21,083,000	USD	328,134	Barclays Capital	9/25/2018	7,455	—
THB	13,299,000	USD	404,532	Citigroup	9/25/2018	—	(4,275)
TRY	1,172,280	USD	238,032	Citigroup	9/25/2018	—	(5,620)
USD	104,080	AUD	140,000	Barclays Capital	9/25/2018	45	—
USD	1,021,141	AUD	1,380,000	Royal Bank of Canada	9/26/2018	—	(4,342)
USD	1,941,010	AUD	2,621,000	JPMorgan Chase & Co.	10/3/2018	—	(6,704)
USD	1,031,075	AUD	1,400,000	Royal Bank of Canada	10/3/2018	—	(9,291)
6	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,122,902	BRL	4,334,400	Deutsche Bank AG	9/6/2018	—	$(27,029)
USD	395,583	BRL	1,541,536	Bank National Paris	9/17/2018	—	(12,992)
USD	198,942	BRL	777,504	JPMorgan Chase & Co.	9/17/2018	—	(7,131)
USD	701,344	BRL	2,734,829	Bank National Paris	9/24/2018	—	(23,057)
USD	75,680	BRL	297,587	Bank National Paris	10/2/2018	—	(3,089)
USD	113,743	BRL	447,000	JPMorgan Chase & Co.	10/2/2018	—	(4,574)
USD	158,268	BRL	630,000	Deutsche Bank AG	10/2/2018	—	(8,488)
USD	151,367	BRL	594,510	Merrill Lynch	10/2/2018	—	(5,995)
USD	262,467	BRL	1,000,000	Barclays Capital	10/11/2018	—	(2,018)
USD	576,630	BRL	2,228,963	Deutsche Bank AG	10/11/2018	—	(12,898)
USD	705,834	BRL	2,750,000	JPMorgan Chase & Co.	10/22/2018	—	(20,807)
USD	319,287	BRL	1,245,700	Barclays Capital	10/30/2018	—	(9,639)
USD	189,482	BRL	738,981	Deutsche Bank AG	10/30/2018	—	(5,645)
USD	1,024,863	CAD	1,360,000	Deutsche Bank AG	9/26/2018	—	(21,592)
USD	741,756	CHF	734,926	JPMorgan Chase & Co.	8/23/2018	—	(1,865)
USD	454,329	CNY	3,050,000	Bank National Paris	8/10/2018	$7,180	—
USD	138,470	EUR	116,530	JPMorgan Chase & Co.	8/23/2018	1,979	—
USD	6,154,813	EUR	5,171,783	Morgan Stanley & Company, Inc.	8/23/2018	97,145	—
USD	424,167	EUR	360,000	RBC Dominion Securities	8/23/2018	2,503	—
USD	197,841	EUR	170,000	Societe Generale Paris	8/23/2018	—	(1,279)
USD	697,027	EUR	597,000	Deutsche Bank AG	9/25/2018	—	(3,936)
USD	334,334	EUR	282,000	Bank National Paris	10/17/2018	2,655	—
USD	133,198	GBP	100,000	Royal Bank of Canada	8/23/2018	1,821	—
USD	401,984	GBP	296,892	Societe Generale Paris	8/23/2018	11,935	—
USD	1,289,842	GBP	970,000	Morgan Stanley & Company, Inc.	9/25/2018	13,721	—
USD	240,981	GBP	181,900	JPMorgan Chase & Co.	10/12/2018	1,492	—
USD	666,336	HKD	5,220,000	JPMorgan Chase & Co.	10/12/2018	225	—
USD	1,837,280	INR	125,800,000	Bank National Paris	8/28/2018	6,994	—
USD	196,071	INR	13,610,000	Bank National Paris	10/12/2018	—	(900)
USD	74,922	JPY	8,200,000	Societe Generale Paris	8/23/2018	1,477	—
USD	239,860	JPY	26,200,000	JPMorgan Chase & Co.	9/13/2018	4,858	—
USD	835,838	KRW	914,000,000	Bank National Paris	9/7/2018	14,364	—
USD	116,375	NOK	940,937	JPMorgan Chase & Co.	8/23/2018	909	—
USD	1,024,682	NOK	8,290,000	Morgan Stanley & Company, Inc.	9/26/2018	6,093	—
USD	567,166	TWD	17,260,000	HSBC	10/12/2018	139	—
ZAR	6,122,600	USD	448,728	Barclays Capital	9/25/2018	12,955	—
						$274,927	$(302,385)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
BNP Paribas	Nikkei 225 Index	JPY	22,250.00	Aug 2018	3,240	3,240	$11,453	$(8,801)
BNP Paribas	S&P 500 Index	USD	2,816.29	Sep 2018	220	220	6,908	(6,908)
BNP Paribas	S&P/ASX 200 Index	AUD	6,280.00	Sep 2018	133	133	4,407	(4,407)
BNP Paribas	SMI Index	CHF	8,615.00	Aug 2018	78	78	9,846	(44,062)
BNP Paribas	Swiss Market Index	CHF	9,175.00	Sep 2018	67	67	6,777	(6,777)
Deutsche Bank AG	Euro STOXX Banks Price Index	EUR	112.78	Sep 2018	1,103	1,103	6,499	(7,149)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,500.00	Sep 2018	3,040	3,040	9,026	(9,026)
Deutsche Bank AG	OMX Stockholm 30 Index	SEK	1,552.00	Aug 2018	3,860	3,860	10,882	(27,918)
Deutsche Bank AG	S&P 500 Index	USD	2,718.37	Aug 2018	243	243	9,963	(23,795)
Deutsche Bank AG	S&P/ASX 200 Index	AUD	6,198.00	Aug 2018	144	144	8,525	(8,794)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	7

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Morgan Stanley	Euro STOXX Banks Price Index	EUR	112.60	Sep 2018	5,958	5,958	$27,863	$(39,488)
Morgan Stanley	Sao Paulo SE Bovespa Index	BRL	74,029.29	Dec 2018	52	52	76,532	(130,933)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,615.00	Sep 2018	3,360	3,360	8,407	(8,407)
							$197,088	$(326,465)
Puts
BNP Paribas	S&P 500 Index	USD	2,816.29	Sep 2018	220	220	$6,908	$(6,908)
BNP Paribas	S&P/ASX 200 Index	AUD	6,280.00	Sep 2018	133	133	8,597	(8,597)
BNP Paribas	SMI Index	CHF	8,615.00	Aug 2018	78	78	10,621	—
BNP Paribas	Swiss Market Index	CHF	9,175.00	Sep 2018	67	67	7,272	(7,272)
Deutsche Bank AG	Euro STOXX Banks Price Index	EUR	111.38	Sep 2018	4,183	4,183	24,610	(7,390)
Deutsche Bank AG	Nikkei 225 Index	JPY	22,250.00	Aug 2018	3,240	3,240	12,086	—
Deutsche Bank AG	Nikkei 225 Index	JPY	22,500.00	Sep 2018	3,040	3,040	9,788	(9,788)
Deutsche Bank AG	OMX Stockholm 30 Index	SEK	1,552.00	Aug 2018	3,860	3,860	11,636	—
Deutsche Bank AG	S&P 500 Index	USD	2,718.37	Aug 2018	243	243	8,870	—
Deutsche Bank AG	S&P/ASX 200 Index	AUD	6,198.00	Aug 2018	144	144	7,566	—
Merrill Lynch	Euro STOXX Banks Price Index	EUR	112.34	Sep 2018	2,878	2,878	18,678	(5,926)
Societe Generale Paris	OMX Stockholm 30 Index	SEK	1,615.00	Sep 2018	3,360	3,360	8,598	(8,598)
							$135,230	$(54,479)
Exchange-traded	Euro STOXX 50 Price Index	EUR	3,200.00	Mar 2019	59	590	91,628	(45,120)
							$91,628	$(45,120)
							$423,946	$(426,064)

Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
10-Year Interest Rate Swap	Goldman Sachs	3-Month USD LIBOR	Pay	4.125%	Jun 2020	USD	32,000,000	$276,228	$(167,046)
								$276,228	$(167,046)
* For this type of option, notional amounts are equivalent to number of contracts.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	26,200,000	CAD	3 month CDOR	Fixed 1.843%	Semi-Annual	Semi-Annual	Dec 2019	—	$(18,660)	$(18,660)
Centrally cleared	167,000,000	SEK	Fixed -0.245%	3 month STIBOR	Annual	Quarterly	Dec 2019	—	(36,825)	(36,825)
Centrally cleared	3,690,000	CAD	3 month CDOR	Fixed 2.278%	Semi-Annual	Semi-Annual	Apr 2020	—	27,056	27,056
Centrally cleared	25,400,000	SEK	Fixed -0.117%	3 month STIBOR	Annual	Quarterly	Apr 2020	—	(2,540)	(2,540)
Centrally cleared	32,100,000	USD	Fixed 3.078%	3 month LIBOR	Semi-Annual	Quarterly	Jun 2021	—	1,891	1,891
Centrally cleared	5,070,000	CAD	Fixed 2.235%	3 month CDOR	Semi-Annual	Semi-Annual	Dec 2027	—	174,063	174,063
Centrally cleared	630,000	CAD	3 month CDOR	Fixed 2.235%	Semi-Annual	Semi-Annual	Dec 2027	$(18,287)	1,996	(16,291)
Centrally cleared	31,500,000	SEK	3 month STIBOR	Fixed 1.048%	Annual	Quarterly	Dec 2027	—	(12,458)	(12,458)
Centrally cleared	3,800,000	SEK	Fixed 1.048%	3 month STIBOR	Annual	Quarterly	Dec 2027	5,880	962	6,842
Centrally cleared	332,000	CAD	Fixed 2.735%	3 month CDOR	Semi-Annual	Semi-Annual	Apr 2028	—	2,561	2,561
Centrally cleared	1,510,000	SEK	3 month STIBOR	Fixed 1.322%	Annual	Quarterly	Apr 2028	—	2,643	2,643
Centrally cleared	1,550,000	EUR	Fixed 1.469%	6 month EURIBOR	Annual	Semi-Annual	Sep 2047	—	44,945	44,945
Centrally cleared	141,000	EUR	6 month EURIBOR	Fixed 1.469%	Annual	Semi-Annual	Sep 2047	(3,584)	3,622	38
Centrally cleared	1,409,000	EUR	6 month EURIBOR	Fixed 1.469%	Annual	Semi-Annual	Sep 2047	(11,511)	11,903	392
Centrally cleared	1,610,000	USD	Fixed 2.740%	3 month LIBOR	Semi-Annual	Quarterly	Oct 2047	—	61,069	61,069
Centrally cleared	488,000	USD	3 month LIBOR	Fixed 2.740%	Semi-Annual	Quarterly	Oct 2047	(6,309)	(12,201)	(18,510)
8	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	600,000	USD	3 month LIBOR	Fixed 2.740%	Semi-Annual	Quarterly	Oct 2047	$(29,162)	$6,404	$(22,758)
Centrally cleared	525,000	USD	Fixed 2.906%	3 month LIBOR	Semi-Annual	Quarterly	Jul 2048	—	8,655	8,655
								$(62,973)	$265,086	$202,113

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.30 5Y	3.299%	5,930,000	USD	$ 5,930,000	5.000%	Quarterly	Jun 2023	$ 349,216	$ 102,274	$ 451,490
					$5,930,000				$349,216	$102,274	$451,490

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	34,113	Sep 2018	BNP Paribas SA	—	$2,417	$2,417
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	76,959	Sep 2018	BNP Paribas SA	—	270	270
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	71,639	Sep 2018	BNP Paribas SA	—	(867)	(867)
Pay	Australia and New Zealand Banking Group	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	488,918	May 2019	Citibank N.A.	—	(10,271)	(10,271)
Pay	Bank of Queensland	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	32,025	May 2019	Citibank N.A.	—	(1,569)	(1,569)
Pay	Bank of Queensland	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	17,008	May 2019	Citibank N.A.	—	(534)	(534)
Pay	Bank of Queensland	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	71,312	May 2019	Citibank N.A.	—	(2,239)	(2,239)
Pay	Bendigo and Adelaide Bank	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	9,345	May 2019	Citibank N.A.	—	(245)	(245)
Pay	Bendigo and Adelaide Bank	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	52,263	May 2019	Citibank N.A.	—	(1,958)	(1,958)
Pay	Bendigo and Adelaide Bank	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	59,845	May 2019	Citibank N.A.	—	(1,571)	(1,571)
Pay	Commonwealth Bank of Australia	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	496,061	May 2019	Citibank N.A.	—	(3,763)	(3,763)
Pay	National Australia Bank, Ltd.	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	490,041	May 2019	Citibank N.A.	—	(9,654)	(9,654)
Pay	Suncorp Group	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	34,143	May 2019	Citibank N.A.	—	(112)	(112)
Pay	Suncorp Group	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	60,960	May 2019	Citibank N.A.	—	(201)	(201)
Pay	Suncorp Group	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	71,666	May 2019	Citibank N.A.	—	(336)	(336)
Pay	Suncorp Group	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	80,942	May 2019	Citibank N.A.	—	(267)	(267)
Pay	Westpac Bank	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	453,995	May 2019	Citibank N.A.	—	(1,842)	(1,842)
Pay	Westpac Bank	1 month AUD Bank Bill Swap Rate - 0.15%	Monthly	AUD	46,395	May 2019	Citibank N.A.	—	(168)	(168)
Pay	Metropole Television	1 month EURIBOR - 0.11%	Monthly	EUR	75,767	Jun 2019	Deutsche Bank	—	(6,485)	(6,485)
Pay	RTL Group SA	1 month EURIBOR - 0.36%	Monthly	EUR	94,521	Jun 2019	Deutsche Bank	—	(7,852)	(7,852)
Pay	Thai Film Industries PCL	1 month EURIBOR - 0.18%	Monthly	EUR	15,532	Jun 2019	Deutsche Bank	—	(381)	(381)
Pay	Metropole Television	1 month EURIBOR - 0.40%	Monthly	EUR	37,445	Mar 2019	Goldman Sachs	—	(3,040)	(3,040)
Pay	Metropole Television	1 month EURIBOR - 0.40%	Monthly	EUR	3,396	Mar 2019	Goldman Sachs	—	(276)	(276)
Pay	RTL Group SA	1 month EURIBOR - 0.40%	Monthly	EUR	84,461	Mar 2019	Goldman Sachs	—	(273)	(273)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	9

Total return swaps (continued)
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Thai Film Industries PCL	1 month EURIBOR - 0.40%	Monthly	EUR	58,995	Mar 2019	Goldman Sachs	—	$2,684	$2,684
Pay	Campbell Soup Company	1 month USD LIBOR - 0.10%	Monthly	USD	151,200	Jun 2019	Goldman Sachs	—	(2,631)	(2,631)
Pay	Conagra Brands, Inc.	1 month USD LIBOR - 0.10%	Monthly	USD	136,800	Jun 2019	Goldman Sachs	—	(4,619)	(4,619)
Pay	Flowers Foods, Inc.	1 month USD LIBOR - 0.10%	Monthly	USD	46,598	Jun 2019	Goldman Sachs	—	(286)	(286)
Pay	General Mills, Inc.	1 month USD LIBOR - 0.10%	Monthly	USD	257,894	Jun 2019	Goldman Sachs	—	(17,576)	(17,576)
Pay	Hormel Foods Corp.	1 month USD LIBOR - 0.10%	Monthly	USD	149,595	Jun 2019	Goldman Sachs	—	2,126	2,126
Pay	J.M. Smucker Company	1 month USD LIBOR - 0.10%	Monthly	USD	128,741	Jun 2019	Goldman Sachs	—	(2,392)	(2,392)
Pay	Kellogg Company	1 month USD LIBOR - 0.10%	Monthly	USD	202,604	Jun 2019	Goldman Sachs	—	(5,925)	(5,925)
Pay	McCormick & Company	1 month USD LIBOR - 0.10%	Monthly	USD	114,935	Jun 2019	Goldman Sachs	—	69	69
Pay	Mondelez International, Inc.	1 month USD LIBOR - 0.10%	Monthly	USD	364,635	Jun 2019	Goldman Sachs	—	(10,537)	(10,537)
Pay	Pilgrim’s Pride Corp.	1 month USD LIBOR - 0.10%	Monthly	USD	58,431	Jun 2019	Goldman Sachs	—	1,702	1,702
Pay	The Hershey Company	1 month USD LIBOR - 0.10%	Monthly	USD	192,509	Jun 2019	Goldman Sachs	—	(14,172)	(14,172)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	6,690	Apr 2019	HSBC	—	(230)	(230)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	124,605	Apr 2019	HSBC	—	(1,292)	(1,292)
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	133,674	Apr 2019	HSBC	—	10,003	10,003
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	104,800	Apr 2019	HSBC	—	1,386	1,386
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	14,945	Apr 2019	HSBC	—	1,348	1,348
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	84,335	Apr 2019	HSBC	—	(1,671)	(1,671)
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	167,699	Apr 2019	HSBC	—	(5,502)	(5,502)
Pay	Card Factory PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	58,800	Jul 2019	HSBC	—	(5,891)	(5,891)
Pay	Halfords Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	77,700	Jul 2019	HSBC	—	3,275	3,275
Pay	Kingfisher PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	31,440	Jul 2019	HSBC	—	(145)	(145)
Pay	N. Brown Group PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	48,307	Jul 2019	HSBC	—	6,505	6,505
Pay	Next PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	234,476	Jul 2019	HSBC	—	(3,077)	(3,077)
Pay	Tesco PLC	1 month GBP LIBOR - 0.25%	Monthly	GBP	43,289	Jul 2019	HSBC	—	(920)	(920)
Pay	Marks and Spencer Group PLC	1 month GBP LIBOR - 0.30%	Monthly	GBP	81,438	Jan 2019	Merrill Lynch	—	(2,869)	(2,869)
Pay	J Sainsbury PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	78,899	Sep 2018	Societe Generale Paris	—	(596)	(596)
Pay	Wm Morrison Supermarkets PLC	1 month GBP LIBOR - 0.20%	Monthly	GBP	32,364	Sep 2018	Societe Generale Paris	—	(944)	(944)
Receive	MSCI Daily	1 month USD LIBOR - 0.55%	Monthly	USD	1,587,133	Jul 2019	Goldman Sachs	—	(13,600)	(13,600)
								—	$(116,994)	$(116,994)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Merrill Lynch International	2,460,000	USD	$2,460,000	USD - Non-Revised CPI	Fixed 2.145%	At Maturity	At Maturity	Mar 2022	—	$(13,042)	$(13,042)
Merrill Lynch International	508,000	USD	508,000	Fixed 2.305%	USD - Non-Revised CPI	At Maturity	At Maturity	Mar 2047	—	14,790	14,790
Morgan Stanley & Company, Inc.	1,360,000	GBP	1,655,669	Fixed 3.660%	GBP - Non-Revised RPI	At Maturity	At Maturity	Mar 2020	—	(15,695)	(15,695)
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	Fixed 3.630%	GBP - Non-Revised RPI	At Maturity	At Maturity	Apr 2020	—	(117,693)	(117,693)
Morgan Stanley & Company, Inc.	6,940,000	USD	6,940,000	USD - Non-Revised CPI	Fixed 1.490%	At Maturity	At Maturity	Sep 2021	—	(260,184)	(260,184)
Morgan Stanley & Company, Inc.	920,000	USD	920,000	USD - Non-Revised CPI	Fixed 2.010%	At Maturity	At Maturity	Nov 2021	—	(13,478)	(13,478)
Morgan Stanley & Company, Inc.	2,100,000	USD	2,100,000	USD - Non-Revised CPI	Fixed 2.028%	At Maturity	At Maturity	Oct 2022	—	(40,018)	(40,018)
10	JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Morgan Stanley & Company, Inc.	1,360,000	GBP	$1,655,669	GBP - Non-Revised RPI	Fixed 3.560%	At Maturity	At Maturity	Mar 2023	—	$22,763	$22,763
Morgan Stanley & Company, Inc.	7,200,000	GBP	8,936,661	GBP - Non-Revised RPI	Fixed 3.565%	At Maturity	At Maturity	Apr 2023	—	179,519	179,519
Morgan Stanley & Company, Inc.	3,350,000	USD	3,350,000	USD - Non-Revised CPI	Fixed 2.258%	At Maturity	At Maturity	Apr 2023	—	(4,962)	(4,962)
Morgan Stanley & Company, Inc.	1,370,000	USD	1,370,000	Fixed 1.898%	USD - Non-Revised CPI	At Maturity	At Maturity	Sep 2046	—	185,876	185,876
Morgan Stanley & Company, Inc.	290,000	USD	290,000	Fixed 2.339%	USD - Non-Revised CPI	At Maturity	At Maturity	Nov 2046	—	6,427	6,427
Morgan Stanley & Company, Inc.	36,000	USD	36,000	Fixed 2.398%	USD - Non-Revised CPI	At Maturity	At Maturity	Apr 2048	—	189	189
			$39,158,660						—	$(55,508)	$(55,508)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL FOCUSED STRATEGIES FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m ET., or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$6,650,851	—	$6,650,851	—
Corporate bonds	3,902,204	—	3,902,204	—
Common stocks	6,414,842	$2,858,641	3,556,201	—
Purchased options	1,728,360	235,753	1,492,607	—
Short-term investments	15,136,429	1,544,805	13,591,624	—
Total investments in securities	$33,832,686	$4,639,199	$29,193,487	—
Derivatives:
Assets
Futures	$153,661	$76,646	$77,015	—
Forward foreign currency contracts	274,927	—	274,927	—
Swap contracts	1,222,995	—	1,222,995	—
Liabilities
Futures	(92,563)	(92,563)	—	—

       12

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	(302,385)	—	(302,385)	—
Written options	(593,110)	(45,120)	(547,990)	—
Swap contracts	(741,894)	—	(741,894)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets and interest rate changes, to gain exposure to certain securities markets and to foreign bond markets, maintain diversity of the fund and manage exposure to equity volatility.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2018, the fund used purchased options to manage against anticipated changes in securities markets and interest rate changes, gain exposure to certain securities markets, manage duration of the fund and to maintain diversity of the fund.

During the period ended July 31, 2018, the fund wrote option contracts to gain exposure to foreign currency and certain securities markets, to maintain diversity of the fund and to manage against anticipated changes in currency exchange rates and securities markets.

An interest rate swaption is an option to enter into an interest rate swap.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk,

       13

market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended July 31, 2018, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to the treasuries market.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended July 31, 2018, to take a long position in the exposure of the benchmark credit.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the period ended July 31, 2018, the fund used inflation swaps to manage inflation duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

Total return swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

During the period ended July 31, 2018, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets and maintain diversity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	462Q3	07/18
This report is for the information of the shareholders of John Hancock Global Focused Strategies Fund.		9/18

John Hancock

ESG All Cap Core Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 98.5%		$23,685,128
(Cost $19,417,793)
Consumer discretionary 12.1%		2,902,995
Auto components 0.8%
BorgWarner, Inc.	4,062	186,933
Hotels, restaurants and leisure 1.2%
Starbucks Corp.	5,694	298,309
Household durables 1.1%
Newell Brands, Inc.	10,577	277,012
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	127	257,647
Media 0.8%
Omnicom Group, Inc.	2,795	192,380
Multiline retail 1.5%
Target Corp.	4,357	351,523
Specialty retail 3.4%
The Home Depot, Inc.	1,887	372,720
The TJX Companies, Inc.	4,588	446,229
Textiles, apparel and luxury goods 2.2%
Lululemon Athletica, Inc. (A)	1,523	182,684
NIKE, Inc., Class B	4,389	337,558
Consumer staples 5.7%		1,363,690
Food and staples retailing 2.1%
Costco Wholesale Corp.	1,649	360,653
United Natural Foods, Inc. (A)	4,524	145,673
Food products 1.3%
McCormick & Company, Inc.	2,700	317,358
Household products 0.8%
The Procter & Gamble Company	2,365	191,281
Personal products 1.5%
Unilever NV	6,069	348,725
Energy 6.0%		1,437,985
Energy equipment and services 0.7%
Core Laboratories NV	1,530	171,544
Oil, gas and consumable fuels 5.3%
EOG Resources, Inc.	3,433	442,651
Hess Corp.	3,648	239,418
Marathon Petroleum Corp.	3,329	269,083
ONEOK, Inc.	4,476	315,289
Financials 13.8%		3,327,412
Banks 8.8%
Bank of America Corp.	19,426	599,875
East West Bancorp, Inc.	5,654	366,040
First Republic Bank	3,919	387,432
KeyCorp	17,020	355,207
The PNC Financial Services Group, Inc.	2,899	419,862
Capital markets 1.0%
The Bank of New York Mellon Corp.	4,532	242,326
2	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 4.0%
Aflac, Inc.	7,248	$337,322
Chubb, Ltd.	2,859	399,457
Reinsurance Group of America, Inc.	1,554	219,891
Health care 13.8%		3,324,885
Biotechnology 1.4%
Celgene Corp. (A)	3,361	302,792
Five Prime Therapeutics, Inc. (A)	1,955	29,130
Health care equipment and supplies 3.1%
Hologic, Inc. (A)	7,272	312,042
Medtronic PLC	2,309	208,341
Zimmer Biomet Holdings, Inc.	1,927	241,877
Health care providers and services 3.2%
Cigna Corp.	2,142	384,318
CVS Health Corp.	2,453	159,102
Quest Diagnostics, Inc.	2,078	223,842
Life sciences tools and services 3.7%
Illumina, Inc. (A)	765	248,135
IQVIA Holdings, Inc. (A)	2,819	343,749
Waters Corp. (A)	1,522	300,245
Pharmaceuticals 2.4%
Johnson & Johnson	1,378	182,613
Merck & Company, Inc.	5,901	388,699
Industrials 10.9%		2,625,102
Aerospace and defense 1.1%
Hexcel Corp.	3,823	263,825
Building products 0.8%
Johnson Controls International PLC	5,369	201,391
Construction and engineering 0.7%
Quanta Services, Inc. (A)	5,106	173,961
Electrical equipment 3.0%
ABB, Ltd., ADR	10,585	243,667
Acuity Brands, Inc.	1,060	147,372
Eaton Corp. PLC	3,807	316,628
Machinery 3.9%
The Middleby Corp. (A)	2,126	217,872
Wabtec Corp.	3,241	357,547
Xylem, Inc.	4,803	367,718
Road and rail 1.4%
J.B. Hunt Transport Services, Inc.	2,795	335,121
Information technology 25.0%		6,017,931
Communications equipment 1.6%
Palo Alto Networks, Inc. (A)	1,983	393,150
Electronic equipment, instruments and components 1.2%
Trimble, Inc. (A)	7,989	282,012
Internet software and services 5.0%
Alphabet, Inc., Class A (A)	829	1,017,365
LogMeIn, Inc.	2,285	185,199
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
IT services 4.2%
Mastercard, Inc., Class A	2,532	$501,336
PayPal Holdings, Inc. (A)	6,276	515,511
Semiconductors and semiconductor equipment 4.4%
Analog Devices, Inc.	3,927	377,542
First Solar, Inc. (A)	3,956	207,097
Maxim Integrated Products, Inc.	4,213	257,583
Xilinx, Inc.	2,915	210,084
Software 7.1%
Adobe Systems, Inc. (A)	1,338	327,382
ANSYS, Inc. (A)	1,338	225,961
Blackbaud, Inc.	1,848	184,449
Microsoft Corp.	6,029	639,556
salesforce.com, Inc. (A)	2,469	338,623
Technology hardware, storage and peripherals 1.5%
Apple, Inc.	1,866	355,081
Materials 3.9%		944,913
Chemicals 3.0%
Ecolab, Inc.	2,724	383,267
International Flavors & Fragrances, Inc.	2,517	334,157
Containers and packaging 0.9%
Sealed Air Corp.	5,162	227,489
Real estate 3.4%		823,497
Equity real estate investment trusts 3.4%
AvalonBay Communities, Inc.	1,219	215,580
Federal Realty Investment Trust	1,107	138,929
HCP, Inc.	4,580	118,622
SBA Communications Corp. (A)	2,214	350,366
Telecommunication services 1.2%		276,429
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	5,353	276,429
Utilities 2.7%		640,289
Electric utilities 1.0%
Avangrid, Inc.	4,660	233,280
Water utilities 1.7%
American Water Works Company, Inc.	4,612	407,009

	Yield (%)	Shares	Value
Short-term investments 0.7%			$167,357
(Cost $167,357)
Money market funds 0.7%			167,357
Federated Government Obligations Fund, Institutional Class	1.7714(B)	167,357	167,357

Total investments (Cost $19,585,150) 99.2%	$23,852,485
Other assets and liabilities, net 0.8%	188,900
Total net assets 100.0%	$24,041,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
4	JOHN HANCOCK ESG ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG ALL CAP CORE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	466Q3	07/18
This report is for the information of the shareholders of John Hancock ESG All Cap Core Fund.		9/18

John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 99.1%		$44,410,414
(Cost $37,537,484)
Consumer discretionary 13.3%		5,953,123
Hotels, restaurants and leisure 1.6%
Starbucks Corp.	13,926	729,583
Household durables 0.8%
Newell Brands, Inc.	12,794	335,075
Internet and direct marketing retail 1.1%
Booking Holdings, Inc. (A)	246	499,065
Media 0.8%
Omnicom Group, Inc.	5,255	361,702
Multiline retail 1.3%
Target Corp.	7,338	592,030
Specialty retail 5.7%
The Home Depot, Inc.	6,005	1,186,108
The TJX Companies, Inc.	10,219	993,900
Tractor Supply Company	4,420	344,937
Textiles, apparel and luxury goods 2.0%
NIKE, Inc., Class B	5,790	445,309
VF Corp.	5,055	465,414
Consumer staples 6.6%		2,961,355
Food and staples retailing 2.4%
Costco Wholesale Corp.	2,237	489,254
Sysco Corp.	8,425	566,244
Food products 1.3%
McCormick & Company, Inc.	5,025	590,639
Household products 0.9%
The Procter & Gamble Company	4,888	395,341
Personal products 2.0%
Unilever NV	16,009	919,877
Energy 5.3%		2,363,552
Oil, gas and consumable fuels 5.3%
EOG Resources, Inc.	6,542	843,525
Marathon Oil Corp.	20,758	438,409
Marathon Petroleum Corp.	6,679	539,864
ONEOK, Inc.	7,691	541,754
Financials 13.7%		6,139,461
Banks 7.6%
Bank of America Corp.	42,911	1,325,092
First Republic Bank	3,575	353,425
KeyCorp	31,819	664,063
The PNC Financial Services Group, Inc.	7,461	1,080,577
Capital markets 2.6%
MSCI, Inc.	3,171	526,988
The Bank of New York Mellon Corp.	11,796	630,732
Insurance 3.5%
Aflac, Inc.	13,666	636,013
Chubb, Ltd.	6,603	922,571
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care 15.6%		$6,998,427
Biotechnology 3.0%
Biogen, Inc. (A)	1,117	373,491
Celgene Corp. (A)	7,277	655,585
Gilead Sciences, Inc.	4,149	322,917
Health care equipment and supplies 3.3%
Baxter International, Inc.	7,277	527,219
Becton, Dickinson and Company	1,822	456,174
Medtronic PLC	5,500	496,265
Health care providers and services 3.5%
Cigna Corp.	4,979	893,332
CVS Health Corp.	3,923	254,446
Quest Diagnostics, Inc.	3,891	419,139
Life sciences tools and services 2.1%
Illumina, Inc. (A)	890	288,680
IQVIA Holdings, Inc. (A)	5,362	653,842
Pharmaceuticals 3.7%
Johnson & Johnson	6,986	925,785
Merck & Company, Inc.	11,106	731,552
Industrials 9.8%		4,394,008
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	3,169	379,931
Building products 0.9%
Johnson Controls International PLC	11,255	422,175
Commercial services and supplies 1.0%
Waste Management, Inc.	4,949	445,410
Electrical equipment 1.9%
Eaton Corp. PLC	5,733	476,814
Rockwell Automation, Inc.	2,037	382,060
Industrial conglomerates 0.9%
3M Company	1,931	409,990
Machinery 2.2%
Ingersoll-Rand PLC	5,239	516,094
Xylem, Inc.	6,020	460,891
Professional services 0.7%
Verisk Analytics, Inc. (A)	2,912	322,125
Road and rail 1.3%
J.B. Hunt Transport Services, Inc.	4,825	578,518
Information technology 26.0%		11,667,301
Communications equipment 3.3%
Cisco Systems, Inc.	16,775	709,415
Palo Alto Networks, Inc. (A)	3,953	783,722
Internet software and services 6.7%
Alphabet, Inc., Class A (A)	1,761	2,161,134
Facebook, Inc., Class A (A)	4,825	832,699
IT services 4.6%
Mastercard, Inc., Class A	6,128	1,213,344
PayPal Holdings, Inc. (A)	10,601	870,766
Semiconductors and semiconductor equipment 2.2%
Analog Devices, Inc.	4,321	415,421
First Solar, Inc. (A)	2,564	134,225
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	3,922	$436,597
Software 7.1%
Adobe Systems, Inc. (A)	3,171	775,880
Autodesk, Inc. (A)	2,957	379,797
Microsoft Corp.	19,164	2,032,917
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	4,842	921,384
Materials 1.5%		656,676
Chemicals 1.5%
Ecolab, Inc.	2,731	384,252
International Flavors & Fragrances, Inc.	2,052	272,424
Real estate 2.5%		1,122,910
Equity real estate investment trusts 2.5%
AvalonBay Communities, Inc.	2,007	354,938
HCP, Inc.	13,081	338,798
SBA Communications Corp. (A)	2,712	429,174
Telecommunication services 1.9%		841,784
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	16,301	841,784
Utilities 2.9%		1,311,817
Electric utilities 0.9%
Avangrid, Inc.	8,569	428,964
Water utilities 2.0%
American Water Works Company, Inc.	10,004	882,853

	Yield (%)	Shares	Value
Short-term investments 0.7%			$304,049
(Cost $304,049)
Money market funds 0.7%			304,049
Federated Government Obligations Fund, Institutional Class	1.7714(B)	304,049	304,049

Total investments (Cost $37,841,533) 99.8%	$44,714,463
Other assets and liabilities, net 0.2%	86,100
Total net assets 100.0%	$44,800,563

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-18.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	467Q3	07/18
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		9/18

John Hancock

ESG International Equity Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 96.6%		$58,814,642
(Cost $53,730,921)
Australia 2.6%		1,596,264
Macquarie Group, Ltd.	7,955	725,795
Origin Energy, Ltd. (A)	119,970	870,469
Belgium 1.8%		1,089,685
Umicore SA	18,620	1,089,685
Brazil 1.2%		764,602
Itau Unibanco Holding SA, ADR	63,770	764,602
Canada 1.6%		992,692
Canadian Pacific Railway, Ltd.	5,005	992,692
Chile 1.6%		984,708
Sociedad Quimica y Minera de Chile SA, ADR	20,400	984,708
China 7.5%		4,562,083
Alibaba Group Holding, Ltd., ADR (A)	7,085	1,326,528
BYD Company, Ltd., H Shares	99,500	565,242
Ctrip.com International, Ltd., ADR (A)	16,020	659,223
Ping An Insurance Group Company of China, Ltd., H Shares	102,000	949,547
Sunny Optical Technology Group Company, Ltd.	64,000	1,061,543
Denmark 4.1%		2,507,877
Novo Nordisk A/S, B Shares	19,280	959,128
Novozymes A/S, B Shares	12,515	658,975
Orsted A/S (B)	14,419	889,774
Finland 1.2%		727,027
Sampo OYJ, A Shares	14,315	727,027
France 3.9%		2,383,740
Air Liquide SA	6,075	776,710
AXA SA	27,830	701,234
Schneider Electric SE	11,285	905,796
Germany 6.8%		4,146,958
Bayerische Motoren Werke AG	5,360	518,204
Covestro AG (B)	6,570	630,958
Deutsche Telekom AG (A)	38,965	644,286
Infineon Technologies AG	28,360	751,048
SAP SE	8,685	1,010,808
Vonovia SE	12,225	591,654
Hong Kong 3.4%		2,045,342
AIA Group, Ltd.	113,000	989,152
Beijing Enterprises Water Group, Ltd. (A)	782,000	427,532
Hang Lung Properties, Ltd.	299,000	628,658
India 1.8%		1,088,687
HDFC Bank, Ltd., ADR	10,535	1,088,687
Indonesia 2.7%		1,636,174
Bank Rakyat Indonesia Persero Tbk PT	5,566,097	1,185,908
Kalbe Farma Tbk PT	5,009,700	450,266
Japan 14.3%		8,697,005
Daikin Industries, Ltd.	10,100	1,207,253
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hoya Corp.	23,200	$1,396,054
Keyence Corp.	1,600	846,349
Kubota Corp.	40,200	674,879
Nippon Telegraph & Telephone Corp.	13,200	610,547
ORIX Corp.	65,900	1,067,415
Panasonic Corp.	50,900	654,020
Shimano, Inc.	5,300	764,304
Shiseido Company, Ltd.	12,100	891,413
Sundrug Company, Ltd.	14,600	584,771
Mexico 1.3%		822,363
Grupo Financiero Banorte SAB de CV, Series O	117,900	822,363
Netherlands 4.3%		2,615,956
ASML Holding NV	4,115	881,299
ING Groep NV	113,475	1,734,657
Norway 2.2%		1,320,906
Equinor ASA	49,785	1,320,906
Russia 1.3%		809,819
Yandex NV, Class A (A)	22,520	809,819
Singapore 1.0%		594,253
Singapore Telecommunications, Ltd.	251,800	594,253
South Africa 2.2%		1,324,388
Naspers, Ltd., N Shares	5,380	1,324,388
South Korea 4.3%		2,597,737
Coway Company, Ltd.	7,297	612,796
LG Household & Health Care, Ltd.	455	492,727
NAVER Corp.	730	468,363
Samsung Electronics Company, Ltd.	24,665	1,023,851
Spain 2.5%		1,526,585
Melia Hotels International SA	54,404	715,437
Repsol SA	40,895	811,148
Sweden 3.4%		2,045,368
Assa Abloy AB, B Shares	41,835	825,843
Atlas Copco AB, B Shares	25,380	665,144
Svenska Handelsbanken AB, A Shares	44,880	554,381
Switzerland 7.3%		4,455,014
Ferguson PLC	14,841	1,170,397
Julius Baer Group, Ltd. (A)	10,195	559,294
Novartis AG	12,585	1,056,155
Roche Holding AG	6,795	1,669,168
Taiwan 1.6%		981,622
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	23,820	981,622
Thailand 1.7%		1,022,578
Kasikornbank PCL	151,100	1,022,578
United Kingdom 9.0%		5,475,209
Barclays PLC	204,310	519,722
Croda International PLC	16,610	1,120,607
Reckitt Benckiser Group PLC	11,315	1,008,734
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	39,435	$682,776
Spirax-Sarco Engineering PLC	10,600	965,615

Unilever NV	20,415	1,177,755
Preferred securities 1.0%		$592,301
(Cost $634,184)
Germany 1.0%		592,301
Henkel AG & Company KGaA	4,720	592,301
Total investments (Cost $54,365,105) 97.6%		$59,406,943
Other assets and liabilities, net 2.4%		1,444,914
Total net assets 100.0%		$60,851,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-18:
Financials	22.0%
Information technology	15.0%
Industrials	12.2%
Health care	10.2%
Consumer discretionary	9.5%
Materials	8.6%
Consumer staples	7.9%
Energy	4.9%
Telecommunication services	3.1%
Real estate	2.1%
Utilities	2.1%
Other assets and liabilities, net	2.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,596,264	—	$1,596,264	—
Belgium	1,089,685	—	1,089,685	—
Brazil	764,602	$764,602	—	—
Canada	992,692	992,692	—	—
Chile	984,708	984,708	—	—
China	4,562,083	1,985,751	2,576,332	—
Denmark	2,507,877	—	2,507,877	—
Finland	727,027	—	727,027	—
France	2,383,740	—	2,383,740	—
Germany	4,146,958	—	4,146,958	—
Hong Kong	2,045,342	—	2,045,342	—
India	1,088,687	1,088,687	—	—
Indonesia	1,636,174	—	1,636,174	—
Japan	8,697,005	—	8,697,005	—
Mexico	822,363	822,363	—	—
Netherlands	2,615,956	—	2,615,956	—
Norway	1,320,906	—	1,320,906	—
Russia	809,819	809,819	—	—
Singapore	594,253	—	594,253	—

       5

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Africa	1,324,388	—	1,324,388	—
South Korea	2,597,737	—	2,597,737	—
Spain	1,526,585	—	1,526,585	—
Sweden	2,045,368	—	2,045,368	—
Switzerland	4,455,014	—	4,455,014	—
Taiwan	981,622	981,622	—	—
Thailand	1,022,578	—	1,022,578	—
United Kingdom	5,475,209	—	5,475,209	—
Preferred securities	592,301	—	592,301	—
Total investments in securities	$59,406,943	$8,430,244	$50,976,699	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	469Q3	07/18
This report is for the information of the shareholders of John Hancock ESG International Equity Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018